     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2001


                                                       REGISTRATION NO. 33-43058
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                             ---------------------


                        POST EFFECTIVE AMENDMENT NO. 11
                                       TO
                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                               ------------------

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)


                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


                         ------------------------------


                            BARRY G. SKOLNICK, ESQ.
                    PRESIDENT, GENERAL COUNSEL AND SECRETARY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                         ------------------------------

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415
                               ------------------

              It is proposed that this filing will become effective (check appropriate box)

              / / immediately upon filing pursuant to paragraph (b)


              /X/ on May 1, 2001 pursuant to paragraph (b)


              / / 60 days after filing pursuant to paragraph (a) (1)

              / / on (date) pursuant to paragraph (a) (1) of Rule 485

              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Single Premium Variable Life Insurance Policies.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487 / /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2001


              Merrill Lynch Life Variable Life Separate Account II

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    Home Office: Little Rock, Arkansas 72201
                         Service Center: P.O. Box 9025
                     Springfield, Massachusetts 01102-9025
                                1414 Main Street
                     Springfield, Massachusetts 01144-1007
                             Phone: (800) 354-5333
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated


This Prospectus describes a single premium variable life insurance policy (the "Policy") Merrill Lynch Life Insurance Company issues. We do not currently offer this policy for sale to new purchasers.


Until the end of the "free look" period, we will invest your initial payment in the investment division of the Merrill Lynch Life Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:


-   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


      -  Basic Value Focus Fund


      -  Developing Capital Markets Focus Fund


      -  Global Growth Focus Fund


      -  Index 500 Fund


      -  Large Cap Value Focus Fund


      -  Small Cap Value Focus Fund


      -  Utilities and Telecommunications Focus Fund


-   MERRILL LYNCH SERIES FUND, INC.


      -  Balanced Capital Strategy Portfolio


      -  Capital Stock Portfolio


      -  Core Bond Strategy Portfolio


      -  Fundamental Growth Strategy Portfolio


      -  Global Allocation Strategy Portfolio


      -  High Yield Portfolio


      -  Intermediate Government Bond Portfolio


      -  Money Reserve Portfolio


      -  Natural Resources Portfolio


-   MERRILL LYNCH FUND OF STRIPPED ("ZERO")
    U.S. TREASURY SECURITIES


      -  Thirteen maturity dates ranging from February 15, 2002-February 15,
         2019


-   AIM VARIABLE INSURANCE FUNDS


      -  AIM V.I. Capital Appreciation Fund


      -  AIM V.I. Value Fund


-   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


      -  Premier Growth Portfolio


      -  Quasar Portfolio


-   MERCURY HW VARIABLE TRUST


      -  International Value VIP Portfolio


-   MERCURY V.I. FUNDS, INC.


      -  Large Cap Growth Focus Fund


-   MFS VARIABLE INSURANCE TRUST


      -  MFS Emerging Growth Series


      -  MFS Research Series


Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the insured's life, or, as you may select, for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, we will terminate the policy only if any loan debt exceeds certain policy values. After the guarantee period ends, the policy will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the policy is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

    - make additional payments subject to certain conditions
    - redeem the policy for its net cash surrender value
    - borrow up to the loan value of your policy

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the policy or exchange it for a policy with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the policy.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MERCURY HW VARIABLE TRUST; THE MERCURY V.I. FUNDS, INC.; AND THE MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE POLICIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                Page
                                                              --------
IMPORTANT TERMS.............................................         5
SUMMARY OF THE POLICY.......................................         6
    What the Policy Provides................................         6
    Availability and Payments...............................         7
    The Investment Base.....................................         7
    The Investment Divisions................................         7
    Illustrations...........................................         7
    Replacement of Existing Coverage........................         7
    Right to Cancel ("Free Look" Period) or Exchange........         7
    Distributions From The Policy...........................         8
    Fees and Charges........................................         8
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE TRUSTS........................        11
    Merrill Lynch Life Insurance Company....................        11
    Merrill Lynch, Pierce, Fenner & Smith Incorporated......        11
    Assumption of Previously Issued Policies and Subsequent
    Merger..................................................        11
    The Separate Account....................................        12
    Net Rate of Return for an Investment Division...........        13
    Changes Within the Account..............................        13
THE FUNDS...................................................        14
    The Series Fund.........................................        14
    The Variable Series Funds...............................        15
    The AIM V.I. Funds......................................        17
    The Alliance Fund.......................................        17
    The Mercury HW Trust....................................        18
    The Mercury V.I. Funds..................................        18
    The MFS Trust...........................................        18
    Special Risks In Certain Funds..........................        19
    The Operation of the Funds..............................        20
    The Trusts..............................................        21
FACTS ABOUT THE POLICY......................................        22
    State Variations........................................        22
    Who May be Covered......................................        22
    Initial Payment.........................................        23
    Right to Cancel ("Free Look" Period)....................        24
    Making Additional Payments..............................        24
    Investment Base.........................................        25
    Charges.................................................        26
    Charges Deducted from the Investment Base...............        26
    Charges to the Separate Account.........................        28
    Fund Expenses...........................................        28
    Guarantee Period........................................        28
    Net Cash Surrender Value................................        29
    Policy Loans............................................        29
    Death Benefit Proceeds..................................        30
    Payment of Death Benefit Proceeds.......................        31
    Dollar Cost Averaging...................................        32
    Right to Exchange the Policy............................        32

    Income Plans............................................        33
    Reports to Policy Owners................................        33
MORE ABOUT THE POLICY.......................................        34
    Using the Policy........................................        34
    Some Administrative Procedures..........................        36
    Other Policy Provisions.................................        37
    Group or Sponsored Arrangements.........................        38
    Unisex Legal Considerations for Employers...............        38
    Selling the Policies....................................        39
    Tax Considerations......................................        39
    Merrill Lynch Life Insurance Company's Income Taxes.....        43
    Reinsurance.............................................        43
ILLUSTRATIONS...............................................        43
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............        50
    Directors and Executive Officers........................        50
    Services Arrangement....................................        50
    State Regulation........................................        51
    Legal Proceedings.......................................        51
    Experts.................................................        51
    Legal Matters...........................................        51
    Registration Statements.................................        51
    Financial Statements....................................        51
    Financial Statements of Merrill Lynch Life Variable Life
    Separate Account II.....................................       S-1
    Financial Statements of Merrill Lynch Life Insurance
    Company.................................................       G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

ATTAINED AGE: is the issue age of the insured plus the number of full years since the policy date.

CASH SURRENDER VALUE: is equal to the investment base less the deferred policy loading and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

FACE AMOUNT: is the minimum death benefit as long as the policy remains in force. The face amount may increase as a result of an additional payment.

GUARANTEE PERIOD: is the time we guarantee that the policy will remain in force regardless of investment experience, unless loan debt exceeds certain policy values. It is the period that a comparable fixed life insurance policy (same face amount, single premium, withdrawals, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.

INVESTMENT BASE: is the amount available under a policy for investment in the Separate Account at any time.

ISSUE AGE: is the insured's age as of his or her birthday nearest the policy date.

LOAN DEBT: is the sum of all outstanding loans on a policy plus accrued interest.

MONTHIVERSARY: is the same day each month as the policy date.

NET CASH SURRENDER VALUE: is equal to cash surrender value less any loan debt.

NET SINGLE PREMIUM FACTOR: We use this factor in the calculation of the variable insurance amount to make sure that the policy always meets the guidelines of what constitutes a life insurance policy under the Internal Revenue Code (IRC).

POLICY DATE: is used to determine processing dates, policy years and policy anniversaries. It is usually the business day next following the receipt of the single premium payment at the Service Center.

POLICY PROCESSING DATES: are the policy date and the first day of each policy quarter thereafter. Policy processing dates after the policy date are the days when we deduct charges from the investment base and redetermine the death benefit.

PROCESSING PERIOD: is the period between consecutive policy processing dates.


TABULAR VALUE: is equal to the cash surrender value when we issue your policy. From then on, it is equal to the cash surrender value for a comparable fixed life policy with the same face amount, single premium, loading, and guarantee period (based on a 4% interest per year and the guaranteed mortality table). The tabular value equals zero after the guarantee period. It is the value we use to limit your mortality cost deductions as well as our right to cancel your policy during the guarantee period.


VARIABLE INSURANCE AMOUNT: is determined on each processing date by multiplying the cash surrender value by the net single premium factor.

                             SUMMARY OF THE POLICY

WHAT THE POLICY PROVIDES

The policy offers a choice of investments and an opportunity for the policy's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that policy values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.


We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.



FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE POLICIES, SEE "SELLING THE POLICIES."


DEATH BENEFIT. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases on each policy processing date depending on the investment results of the investment divisions you select. We will reduce the death benefit by any loan debt.

TAX BENEFITS AND TAX CONSIDERATIONS. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts insuring two lives). By satisfying this requirement, the policy provides two important tax benefits:

    1) Its death benefit is generally not subject to income tax;

    2) Any increases in the policy's cash surrender value are not taxable until distributed from the policy.

GUARANTEE PERIOD. Generally, during the guarantee period, we guarantee the policy will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain policy values. (See "Policy Loans" for an explanation of how any loan debt affects the policy's value.) A guarantee period may last for the insured's lifetime or a shorter period. The chart below shows how the face amount of your policy (assuming the same premium) affects the guarantee period.

                              INSURED MALE AGE 60
                            INITIAL PREMIUM 100,000

                      LENGTH OF GUARANTEE PERIOD (YEARS)                         FACE AMOUNT
                      ----------------------------------                         ------------
                      5                                                           $1,103,366
                      10                                                             512,940
                      20                                                             240,607
                      30                                                             164,843
                      Insured's lifetime                                             162,034

AVAILABILITY AND PAYMENTS

We will issue a policy for an insured up to age 75. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000.

Subject to certain conditions, you may make additional unplanned payments (See "Making Additional Payments.")


We are not currently offering the policies for sale to new purchasers.


THE INVESTMENT BASE

A policy's investment base is the amount available for investment at any time. On the policy date (usually the next business day after our Service Center receives your single premium), the investment base is equal to the single premium. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the policy by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, until the end of the "free look" period, the initial payment will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation.")

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the policy are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE


Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a Policy, ask your Merrill Lynch Financial Advisor if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of Policy illustrations.


RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the policy, review it carefully to make sure it is what you want. Generally, you may return a policy for a refund within ten days after you receive it. Some states allow a longer period of time to return the policy. If required by your state, you may return the policy within the later of ten days after receiving it or 45 days from the date the application is completed. If you return the policy during the "free look" period, we will refund the payment without interest.

You may also exchange your policy within 18 months for a policy with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE POLICY

SURRENDERS. You may surrender your policy at any time and receive the net cash surrender value. On a policy processing date which is also your policy anniversary, the net cash surrender value equals the investment base minus the balance of any deferred policy loading not yet deducted.

    - If we calculate the net cash surrender value on a date that is not a policy processing date, we also subtract a pro-rata mortality cost.

    - If we calculate the net cash surrender value on a date that is not a policy anniversary and you have loan debt we will also subtract any pro-rata net loan cost.

Surrendering your policy may have tax consequences. (See "Tax Considerations".)

LOANS. You may borrow money from us, using your policy as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the policy and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. Loan debt is considered part of the cash surrender value which is used to calculate taxable gain. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions.")

FEES AND CHARGES

INVESTMENT BASE CHARGES. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on policy processing dates. These charges are:

    - DEFERRED POLICY LOADING equal to 7% of each payment we receive in the first year. It consists of a sales load of 4.0%, a charge for administrative expenses during the first year of .5%, and a premium tax charge of 2.5%. The deferred policy loading for any additional payment we receive after the first year equals 6.5%. It consists of a sales load of 4.0% and a premium tax charge of 2.5%. We deduct the deferred policy loading in equal installments of .70% of each payment we receive during the first policy year and .65% of each payment thereafter. We make this deduction on the ten policy anniversaries following the date we receive and accept the payment. However, in determining a policy's net cash surrender value, we subtract the balance of the deferred policy loading not yet deducted.

    - MORTALITY COST -- on all policy processing dates after the policy date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and

    - REALLOCATION CHARGES may be deducted on policy processing dates if you change your investment base allocation more than five times per policy year (see "Reallocation Charges.")


    - NET LOAN COST -- on each policy anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of .75% of the loan debt per year for the first ten policy years and .60% thereafter (see "Charges Deducted From the Investment Base" and "Policy Loans").

SEPARATE ACCOUNT CHARGES. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

    - A MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .60% annually at the beginning of the year; and

    - A TRUST CHARGE deducted from only those investment divisions investing in the Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.


ADVISORY FEES AND FUND EXPENSES. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2000, as a percentage of each Fund's average net assets. For more information on fees and charges, see "Charges to Fund Assets."


                             MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                           ---------------------------------------------------------------
                                               DEVELOPING
                                        BASIC   CAPITAL         GLOBAL           GLOBAL
                            AMERICAN    VALUE   MARKETS          BOND            GROWTH
ANNUAL EXPENSES            BALANCED(A)  FOCUS   FOCUS(B)       FOCUS(C)          FOCUS
---------------            -----------  -----  ----------  -----------------  ------------
Investment Advisory
  Fees...................       .55%     .60%     1.00%           .60%            .75%
Other Expenses...........       .07%     .05%      .36%           .15%            .08%
                                ---      ---      ----            ---             ---
Total Annual Operating
  Expenses...............       .62%     .65%     1.36%           .75%            .83%
Expense Reimbursements...       .00%     .00%      .11%           .00%            .00%
                                ---      ---      ----            ---             ---
Net Expenses.............       .62%     .65%     1.25%           .75%            .83%

                           MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                           -------------------------------------------------
                                                  SMALL       UTILITIES
                                      LARGE CAP    CAP           AND
                                        VALUE     VALUE   TELECOMMUNICATIONS
ANNUAL EXPENSES            INDEX 500    FOCUS     FOCUS         FOCUS
---------------            ---------  ---------  -------  ------------------
Investment Advisory
  Fees...................     .30%       .75%      .75%          .60%
Other Expenses...........     .05%       .17%      .06%          .09%
                              ---        ---       ---           ---
Total Annual Operating
  Expenses...............     .35%       .92%      .81%          .69%
Expense Reimbursements...     .00%       .00%      .00%          .00%
                              ---        ---       ---           ---
Net Expenses.............     .35%       .92%      .81%          .69%


                                                      MERRILL LYNCH SERIES FUND, INC.
                           --------------------------------------------------------------------------------------
                                           BALANCED                     CORE      FUNDAMENTAL    GLOBAL
                                           CAPITAL        CAPITAL       BOND        GROWTH     ALLOCATION   HIGH
ANNUAL EXPENSES            BALANCED(D)  STRATEGY(D)(E)     STOCK     STRATEGY(E)  STRATEGY(E)  STRATEGY(E)  YIELD
---------------            -----------  --------------  -----------  -----------  -----------  -----------  -----
Investment Advisory
  Fees...................      .32%            .32%         .32%         .32%         .32%          .32%     .32%
Other Expenses...........      .08%            .06%         .07%         .09%         .06%          .14%     .10%
                               ---             ---          ---          ---          ---           ---      ---
Total Annual Operating
  Expenses...............      .40%            .38%         .39%         .41%         .38%          .46%     .42%
Expense Reimbursements...      .00%            .00%         .00%         .00%         .00%          .00%     .00%
                               ---             ---          ---          ---          ---           ---      ---
Net Expenses.............      .40%            .38%         .39%         .41%         .38%          .46%     .42%

                               MERRILL LYNCH SERIES FUND, INC.
                           ---------------------------------------
                           INTERMEDIATE
                            GOVERNMENT      MONEY       NATURAL
ANNUAL EXPENSES                BOND        RESERVE    RESOURCES(F)
---------------            ------------  -----------  ------------
Investment Advisory
  Fees...................      .32%          .32%         .32%
Other Expenses...........      .07%          .05%         .26%
                               ---           ---          ---
Total Annual Operating
  Expenses...............      .39%          .37%         .58%
Expense Reimbursements...      .00%          .00%         .08%
                               ---           ---          ---
Net Expenses.............      .39%          .37%         .50%

                                               ALLIANCE VARIABLE
                                                   PRODUCTS                              MERCURY V.I.
                           AIM VARIABLE        SERIES FUND, INC.      MERCURY HW          FUNDS, INC.
                         INSURANCE FUNDS       (CLASS A SHARES)    VARIABLE TRUST(H)  (CLASS A SHARES)(J)
                      ----------------------  -------------------  -----------------  -------------------
                        AIM V.I.              ALLIANCE                MERCURY HW
                        CAPITAL     AIM V.I.  PREMIER   ALLIANCE     INTERNATIONAL         LARGE CAP
ANNUAL EXPENSES       APPRECIATION   VALUE     GROWTH   QUASAR(G)   VALUE VIP(E)(I)   GROWTH FOCUS(E)(K)
---------------       ------------  --------  --------  ---------  -----------------  -------------------
Investment Advisory
  Fees..............      .61%        .61%      1.00%     1.00%           .75%                 .65%
Other Expenses......      .21%        .23%       .04%      .14%           .18%                 .69%
                          ---         ---       ----      ----           ----                 ----
Total Annual
  Operating
  Expenses..........      .82%        .84%      1.04%     1.14%           .93%                1.34%
Expense
  Reimbursements....      .00%        .00%       .00%      .00%           .00%                 .13%
                          ---         ---       ----      ----           ----                 ----
Net Expenses........      .82%        .84%      1.04%     1.14%           .93%                1.21%


                      MFS-REGISTERED TRADEMARK- VARIABLE
                              INSURANCE TRUST-SM-
                      -----------------------------------
                             MFS
                          EMERGING             MFS
ANNUAL EXPENSES           GROWTH(L)        RESEARCH(L)
---------------       -----------------  ----------------
Investment Advisory
  Fees..............         .75%              .75%
Other Expenses......         .10%              .10%
                             ---               ---
Total Annual
  Operating
  Expenses..........         .85%              .85%
Expense
  Reimbursements....         .00%              .00%
                             ---               ---
Net Expenses........         .85%              .85%


--------


(a) Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the investment division corresponding to the American Balanced Fund was closed to allocations of premiums and investment base.



(b) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 2000.



(c) The Global Bond Focus Fund was closed to allocations of premiums and investment base following the close of business on June 22, 1999. The Board of Directors of the Merrill Lynch Variable Series Fund, Inc. has authorized the liquidation of the Global Bond Focus Fund, subject to regulatory approval.



(d) Following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base. The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



(e) On May 1, 2001, (i) the Long Term Corporate Bond Portfolio was renamed the Core Bond Strategy Portfolio, (ii) the Growth Stock Portfolio was renamed the Fundamental Growth Strategy Portfolio, (iii) the Multiple Strategy Portfolio was renamed the Balanced Allocation Strategy Portfolio, (iv) the Global Strategy Portfolio was renamed the Global Capital Strategy Portfolio, and (vi) the Mercury V.I. U.S. Large Cap Fund was renamed the Large Cap Growth Focus Fund, and its manager was changed. Effective October 6, 2000, the Hotchkis and Wiley International VIP Portfolio was renamed the Mercury HW International Value VIP Portfolio.



(f) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to .50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 2000.



(g) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 2000. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2000, Alliance waived management fees totaling .19% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95%.



(h) As of October 6, 2000, the Hotchkis and Wiley Variable Trust was renamed the Mercury HW Variable Trust. Mercury Advisors has agreed to make reimbursements so that the regular annual operating expenses of the

    Fund do not exceed 1.35% of its average net assets. This agreement will not be terminated without notice to investors.



(i) Following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio.



(j) On May 1, 2001, the Mercury Asset Management V.I. Funds, Inc. was renamed the Mercury V.I. Funds, Inc.



(k) Mercury Advisors has agreed to limit the annual operating expenses for the Large Cap Growth Fund to 1.25% of its average net assets.



(l) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been .84% for the Emerging Growth Series and .84% for the Research Series.


THIS SUMMARY PROVIDES ONLY A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE POLICY. THIS PROSPECTUS AND THE POLICY PROVIDE FURTHER DETAIL. YOU SHOULD RETAIN THE POLICY TOGETHER WITH ITS ATTACHED APPLICATIONS, MEDICAL EXAM(S), AMENDMENTS, RIDERS, AND ENDORSEMENTS. THESE ARE THE ENTIRE AGREEMENT BETWEEN YOU AND US.

FOR THE DEFINITIONS OF SOME IMPORTANT TERMS USED IN THIS PROSPECTUS, SEE "IMPORTANT TERMS."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
                THE SEPARATE ACCOUNT, THE FUNDS, AND THE TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the policies issued through the Separate Account. We retain MLPF&S to provide services relating to the policies under a distribution agreement. (See "Selling the Policies".)

ASSUMPTION OF PREVIOUSLY ISSUED POLICIES AND SUBSEQUENT MERGER

Monarch Life Insurance Company ("Monarch") originally issued the policies. On November 14, 1990, we entered into an indemnity reinsurance and assumption agreement with Monarch and certain other Merrill Lynch insurance companies. Under this agreement, Tandem Insurance Group, Inc. ("Tandem"), one of the Merrill Lynch insurance companies, acquired, on an assumption reinsurance basis, certain of the variable life insurance policies Monarch issued through its Variable Account A, including the policies described in this prospectus. On October 1, 1991, Tandem was merged with and into us (the "merger"), and we succeeded to all of Tandem's liabilities and obligations. Thus, we have all the liabilities and obligations under the policies. All further payments made under the policies will be made directly to or by us.

You have the same rights and values under your policy as you did before the merger transaction. However, you will look to us instead of to Monarch or Tandem to fulfill the terms of your policy. Pursuant to the reinsurance and assumption agreement, all the assets of Monarch's Variable Account A relating to the reinsured policies were transferred to Tandem and allocated to the Separate Account. By virtue of the merger, the Separate Account became our separate account.

THE SEPARATE ACCOUNT

Tandem established the Separate Account, a separate investment account, on November 19, 1990. We acquired it on October 1, 1991 in the merger. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the policy as well as other variable life insurance policies we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to policy owners and beneficiaries that arise under the policy are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other policy liabilities, we may transfer the excess to our general account.


There are currently 37 investment divisions in the Separate Account that are available for investment.


    - Seven invest in shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").


    - Nine invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").



    - Thirteen invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Trust").


    - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").


    - Two invest in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").



    - One invests in shares of a portfolio of the Mercury HW Variable Trust (the "Mercury HW Trust").



    - One invests in Class A shares of a portfolio of the Mercury V.I. Funds, Inc. (the "Mercury V.I. Funds").



    - Two invest in shares of a specific portfolio of the MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust").



With regard to the Series Fund, following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base.



With regard to the Variable Series Funds, following the close of business on June 22, 1999, the investment division corresponding to the Global Bond Focus Fund was closed to allocations of premiums and investment base. Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the investment division corresponding to American Balanced Fund was closed to allocations of premiums and investment base. In addition, the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Trust.



For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio, in the accompanying prospectuses. They should be read along with this Prospectus.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisers or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the policy have names similar to funds not available through the policy. The performance of any fund not available through the policy is not indicative of performance of the similarly named Fund available through the policy.


NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Trusts, units of each Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT


We may add new investment divisions. We can also eliminate investment divisions, combine two or more investment divisions, or substitute a new portfolio for the portfolio in which an investment division invests without your consent. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the policies or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investment base or the investment of future premium payments, or both for some or all classes of Policies. Furthermore, we may close investment divisions to allocation of premium payments or investment base, or both, for some or all classes of Policies at any time in our sole discretion.


Subject to any required regulatory approvals, we can transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also can:

    - deregister the Separate Account under the Investment Company Act of 1940;

    - operate the Separate Account as a management company under the Investment Company Act of 1940;

    - restrict or eliminate any voting rights of policy owners, or other persons who have voting rights as to the Separate Account; and

    - combine the Separate Account with other separate accounts.

                                   THE FUNDS


Below we list the Funds into which the investment divisions may invest. There is no guarantee that any Fund or portfolio will be able to meet its investment objective.


THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Investment Managers, L.P. ("MLIM"). Nine of its mutual fund portfolios are currently available through the Separate Account. One of its portfolios (the Balanced Portfolio) is closed to further investment and will be merged into another portfolio subject to shareholder approval. The investment objectives and certain investment policies of the Series Fund portfolios are described below.



BALANCED PORTFOLIO seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.



Following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base. The Board of Directors of the Merrill Lynch Series
Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



BALANCED CAPITAL STRATEGY PORTFOLIO (FORMERLY THE MULTIPLE STRATEGY PORTFOLIO) seeks high total investment return through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.



The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



CAPITAL STOCK PORTFOLIO seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.



CORE BOND STRATEGY PORTFOLIO (FORMERLY THE LONG-TERM CORPORATE BOND PORTFOLIO) primarily seeks to provide a high level of current income. In addition, the Portfolio seeks capital appreciation when consistent with the primary objective. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 65% of the value of its total assets in debt securities of any kind and maturity that have a rating within the four highest grades of a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



FUNDAMENTAL GROWTH STRATEGY PORTFOLIO (FORMERLY THE GROWTH STOCK PORTFOLIO) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.



GLOBAL ALLOCATION STRATEGY PORTFOLIO (FORMERLY THE GLOBAL STRATEGY PORTFOLIO) seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.



HIGH YIELD PORTFOLIO primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed-income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").



INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.



MONEY RESERVE PORTFOLIO seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.



NATURAL RESOURCES PORTFOLIO seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.



MLIM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)


THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLIM. Seven of its portfolios are currently available through the Separate Account. Two of its other portfolios (the American Balanced Fund and the Global Bond Focus Fund) are now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.

AMERICAN BALANCED FUND seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, and the investment division corresponding to the American Balanced Fund was closed to allocations of premiums and investment base.


BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.


DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.



GLOBAL BOND FOCUS FUND seeks to provide high total investment return by investing in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed-income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLIM has determined to be of similar creditworthiness.



The investment division corresponding to the Global Bond Focus Fund was closed to allocations of premiums and investment base following the close of business on June 22, 1999. The Board of Directors of the Merrill Lynch Variable Series Fund, Inc. has authorized the liquidation of the Global Bond Focus Fund, subject to regulatory approval.



GLOBAL GROWTH FOCUS FUND seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



INDEX 500 FUND seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").



LARGE CAP VALUE FOCUS FUND seeks long-term capital growth by investing primarily in large cap equity securities that MLIM believes are undervalued.



SMALL CAP VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.



UTILITIES AND TELECOMMUNICATIONS FOCUS FUND seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)


THE AIM V.I. FUNDS


The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the two available AIM V.I. Funds portfolios are described below.


AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investments in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. VALUE FUND seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 has served as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 135 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Fees and Charges".)


THE ALLIANCE FUND


The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of these Alliance Fund portfolios are described below.



PREMIER GROWTH PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.



QUASAR PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.



Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Fees and Charges".)

THE MERCURY HW TRUST



The Mercury HW Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Advisors (formerly Hotchkis and Wiley). One if its mutual fund portfolios is available through the Separate Account. The investment objective and strategy of this Mercury HW Trust portfolio is described below.



MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO (FORMERLY THE HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO) seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



Following the close of business on April 27, 2001, the International Equity Focus Fund of Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio.



Mercury Advisors, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the Fund and generally administers the affairs of Mercury HW Trust. The Mercury HW Trust, as part of its operating expenses, pays an investment advisory fee to Mercury Advisors. (See "Fees and Charges".)


THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Merrill Lynch Investment Managers International Ltd. (formerly Mercury Asset Management International Ltd.) Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective and strategy of the Large Cap Growth Focus Fund is described below.



THE LARGE CAP GROWTH FOCUS FUND'S (FORMERLY THE MERCURY V.I. U.S. LARGE CAP FUND'S) main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in foreign stocks.



Merrill Lynch Investment Managers International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Merrill Lynch Investment Managers Group Ltd., a London-based holding company. The ultimate parent of Merrill Lynch Investment Managers Group Ltd. is Merrill Lynch & Co., Inc. The Large Cap Growth Focus Fund, as part of its operating expenses, pays an investment advisory fee to Merrill Lynch Investment Managers International Ltd. (See "Fees and Charges".)



THE MFS TRUST



The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the available MFS Trust portfolios are described below.



MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.



MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Fees and Charges".)


SPECIAL RISKS IN CERTAIN FUNDS


Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus Fund of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLIM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.



Because a substantial portion of the Global Growth Focus Fund's and the Global Allocation Strategy Portfolio's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in either of these Funds may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.


In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Policies' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

For the Mercury HW International Value VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

BUYING AND REDEEMING SHARES. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

VOTING RIGHTS. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to policies according to instructions we receive from policy owners. We will vote shares attributable to policies for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to policies in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.

We determine the number of shares attributable to you by dividing your policy's investment base in a division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory policy.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

    - contrary to state law;

    - prohibited by state regulatory authorities; or

    - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.


RESOLVING MATERIAL CONFLICTS. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch.

Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust and the Mercury HW Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans.


It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our policy owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

ADMINISTRATIVE SERVICE ARRANGEMENTS. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the policies and other policies that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

THE TRUSTS

The Trusts are intended to provide safety of capital and a competitive yield to maturity. The Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Trust units before maturity varies more than it would if the Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Trust portfolios consist mainly of:

    - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

    - coupons stripped from U.S. debt obligations; and

    - receipts and certificates for such stripped debt obligations and coupons.

The Trusts currently available are shown below:


                                 TARGETED
                                 RATE OF
                                RETURN TO
                              MATURITY AS OF
TRUST    MATURITY DATE        APRIL 20, 2001
-----  -----------------      --------------
2002   February 15, 2002          1.74%
2003   August 15, 2003            2.98%
2004   February 15, 2004          3.23%
2005   February 15, 2005          3.23%
2006   February 15, 2006          2.98%
2007   February 15, 2007          3.32%
2008   February 15, 2008          3.85%
2009   February 15, 2009          3.96%
2010   February 15, 2010          4.18%
2011   February 15, 2011          4.15%
2013   February 15, 2013          4.40%
2014   February 15, 2014          4.60%
2019   February 15, 2019          4.95%



MLPF&S, a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Trusts. The sponsor will sell units of the Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Trusts. (See "Charges to Divisions Investing in the Trusts".)


TARGETED RATE OF RETURN TO MATURITY. Because the underlying securities in the Trusts will grow to their face value on the maturity date, we can estimate a compound rate of return to maturity for the Trust units. But because the Separate Account holds the units, we need to take into account the asset charge and the trust charge (described in "Charges to the Separate Account") in estimating the net rate of return. That rate depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the policy on that date, since it does not reflect the charges deducted from a policy's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                             FACTS ABOUT THE POLICY


STATE VARIATIONS



Policies issued in your state may provide different features and benefits from those described in this prospectus. This prospectus provides a general description of the Policies. Your actual Policy and any endorsements are the controlling documents. If you would like to review a copy of the Policy or any endorsements, contact our Service Center.


WHO MAY BE COVERED

We are no longer selling the policies.

We use two methods of underwriting:

    - simplified underwriting, with no physical exam; and

    - para-medical or medical underwriting with a physical exam.

The single premium and the age of the insured determine whether we do underwriting on a simplified or medical basis. The chart below shows the maximum premium that we'll underwrite on a simplified basis:

AGE         MAXIMUM
---         --------
0-14......  $ 25,000
15-29.....    50,000
30-39.....    75,000
40-49.....   100,000
50-75.....   150,000

However, if you select the maximum face amount (see "Selecting the Initial Face Amount" below), we take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value.

We assign insureds to underwriting classes which determine the mortality rates we will use in calculating mortality cost deductions, and which determine the guaranteed mortality rates we use in calculating net single premium factors and guarantee periods. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue policies either in the standard or non-smoker underwriting class. We may also issue policies on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

INITIAL PAYMENT

MINIMUM. To purchase a policy, you must complete an application and make a payment. We require the payment to put the policy into effect. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000. You may make additional payments. (See "Making Additional Payments".)

SELECTING THE INITIAL FACE AMOUNT. Your initial payment determines the face amount. For a given initial payment you may choose your initial face amount. The minimum face amount is the amount which will provide a guarantee period for the insured's entire life. The maximum face amount is the amount which will give you the minimum guarantee period we require for the insured's age, sex, and underwriting class. As the face amount is increased for a given single premium, the guarantee period becomes shorter and the mortality costs in the early policy years are larger to cover the increased amounts of insurance.


GUARANTEE PERIOD. The guarantee period is the period of time we guarantee that the policy will remain in force regardless of investment experience unless loan debt exceeds certain policy values. We base the guarantee period on the payments made, the guaranteed maximum mortality rates in the policy, the deferred policy loading and a 4% annual interest assumption. This means that for a given payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your policy during the "free look" period by returning it for a refund. Generally, the "free look" period ends 10 days after you receive the policy. Some states allow a longer period of time to return the policy. If required by your state, the "free look" period ends the later of 10 days after you receive the policy and 45 days from the date you execute the application. To cancel the policy during the "free look" period, you must mail or deliver the policy to our Service Center or to the registered representative who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another policy.

Corporations that purchase one or more policies at the same time with an aggregate single premium of at least $250,000, where the investment base has at all times been allocated in the division investing in the Money Reserve Portfolio and where no additional payments have been made nor policy loans taken, may cancel a policy(ies) and receive the greater of the premium paid without interest and the net cash surrender value.

MAKING ADDITIONAL PAYMENTS


After the end of the "free look" period, you may make additional payments any time you choose up to four times a policy year. The minimum additional payment we will accept is $1,000. We may require satisfactory evidence of insurability before we accept a payment if the payment increases the net amount at risk under the policy, or if the guarantee period at the time of payment is less than one year. You must submit a form when you make additional payments.


If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio on the next day after we receive it. Once we complete the underwriting and accept the payment, we will credit the payment to your contract and allocate the payment either according to your instructions or, if you don't give us instructions, proportionately to the investment base in the policy's investment divisions.

EFFECT OF ADDITIONAL PAYMENTS. Currently, we will generally accept any additional payment not requiring evidence of insurability the day we receive it. On the date we accept an additional payment we will:

    - increase the policy's investment base by the amount of the payment; and

    - increase the deferred policy loading (see "Deferred Policy Loading").

If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, the additional payment will be reflected in policy values as described above.

As of the processing date on or next following receipt and acceptance of an additional payment, we will reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount") and increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the policy's face amount.

If the insured dies after we receive and accept an additional payment and before the next policy processing date, we'll pay the beneficiary the larger of:

    - The amount of the death benefit we calculate as of the prior policy processing date plus the amount of the additional payment; and

    - The cash surrender value as of the date we receive and accept the additional payment multiplied by the net single premium factor as of such date (see "Net Single Premium Factor").

We will reduce the death benefit by any loan debt and any overdue charges if the policy is in grace period. (See "Guarantee Period".)

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made first as a loan repayment and we will return any excess amount to you. (See "Policy Loans".)

GUARANTEE OF INSURABILITY RIDER. This rider gives you guaranteed options to make certain additional payments without evidence of insurability. It is available only to insureds in a standard or non-smoker underwriting class. We will limit the amount of the payments under the rider. While the rider is in effect you will have a guaranteed option on each of your first five policy anniversaries. Subject to evidence of insurability and a maximum age requirement, you may also extend the guaranteed options to include your next five policy anniversaries.

To exercise an option we must receive the additional payment while the insured is alive and within 30 days before or after your policy anniversary. If you don't exercise an option you will forfeit any remaining options and the rider will end.

INVESTMENT BASE

A policy's investment base is the sum of the amounts invested in each of the investment divisions. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".)

Certain charges and policy loans decrease the investment base. (See "Charges Deducted from the Investment Base" and "Policy Loans".) Loan repayments and additional payments increase it. You may elect in writing from which investment divisions loans are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

INVESTMENT BASE ALLOCATION DURING THE "FREE LOOK" PERIOD. We will place the single premium you submit with your application in the division investing in the Money Reserve Portfolio. Your application sets forth this designation. We won't make an allocation change during the "free look" period. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

CHANGING THE ALLOCATION. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each policy year. We'll notify you if we impose any limitations. We may assess a charge for each allocation change in excess of five per policy year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature is also available. (See "Dollar Cost Averaging".)

TRUST ALLOCATIONS. If your investment base is in any of the Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio, and it will not count as one of the five allocations in a policy year. When we receive a request for allocation, units of a specific Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

ALLOCATION TO THE DIVISION INVESTING IN THE NATURAL RESOURCES PORTFOLIO. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular policy. For example, the sales load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge and cost of insurance, in part to cover such expenses.


We deduct certain charges from the investment base on policy processing dates. (See "Charges Deducted from the Investment Base".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Fees and Charges".)


CHARGES DEDUCTED FROM THE INVESTMENT BASE

DEFERRED POLICY LOADING. We assess a deferred policy loading charge of 7% of each payment made in the first year, and 6.5% of each payment made after the first. This charge consists of a sales load, first year administrative expense (not assessed against additional payments we receive after the first policy year), and a premium tax charge.

The sales load is equal to a maximum of 4.0% of the single premium and any additional payments. It compensates us for sales expenses. The first year administrative expense is equal to a maximum of .5% of the single premium and any additional payments we receive in the first policy year. It compensates us for the expenses associated with issuing the policies. We may reduce the sales load and first year administrative expense if cumulative payments are sufficiently high to reach certain breakpoints, and in certain group or sponsored arrangements.


The state premium tax charge is equal to 2.5% of the single premium and any additional payments.


Although chargeable to each payment, we advance the amount of the deferred policy loading to the Separate Account as part of your investment base. We then take back these funds in equal installments on the ten policy anniversaries following the date we receive and accept a payment. However, in determining the amount payable on surrender of the Policy, we subtract from the investment base the balance of the deferred policy loading chargeable to any payment made that has not yet been deducted.

We currently do not make any charges for administrative expenses beyond the first year. We will not impose any in the future.

MORTALITY COST (COST OF INSURANCE). We deduct a mortality cost from the investment base on each processing date after the policy date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex (except for Montana and Massachusetts) and attained age, and the policy's net amount at risk. (See "Legal Considerations for Employers".)


To determine the mortality cost, we multiply the current cost of insurance rate by the policy's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value adjusted for interest at 4% per year.


Current mortality rates may be equal to or less than the guaranteed mortality rates. For insureds age 20 and over, current mortality rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. Because we do less underwriting under the simplified underwriting method, the guaranteed maximum mortality rates are higher for the simplified classes than for the medical underwriting classes. The current mortality rates for the simplified classes may be higher than the guaranteed rates for the medical classes depending on the age and sex of the insured.

We guarantee that the current mortality rates will never exceed the maximum guaranteed rates shown in the policy. We use the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table) for policies underwritten on a medical basis and the 1980 Commissioners Extended Term Mortality Table (1980 CET Table) for policies underwritten on a simplified basis to determine these maximum rates if the policies are issued on insureds in a standard or non-smoker underwriting class. For policies issued on substandard basis we use a multiple of the 1980 CSO Table. The maximum guaranteed mortality rates we may charge using the 1980 CET Table are equivalent to 130% of the 1980 CSO Table for male ages 38 and above and female ages 41 and above. At younger ages, the rates vary from 130% of the 1980 CSO Table to 212% at ages where the 1980 CSO rates are the lowest.

Even though we can charge up to the 1980 CET Table, the current mortality rates we use for insureds in the non-smoker simplified underwriting class are equal to or less than the 1980 CSO Table.

To the extent the 1980 CET Table is considered substandard we would in effect be charging you a substandard mortality cost, even if the insured was healthy, to the extent:

    - we ever increased the current mortality rates above the 1980 CSO Table for those insureds in the non-smoker simplified underwriting class, or

    - the insured is underwritten under the simplified method but is not in the non-smoker class.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis.

MAXIMUM MORTALITY COST. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting in our calculation, the tabular value for the cash surrender value in determining the net amount at risk, and multiplying by the guaranteed maximum mortality rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that we would have otherwise deducted. (See "The Policy's Fixed Base".)

REALLOCATION CHARGES. We may deduct reallocation charges on policy processing dates if you change your investment base allocation more than five times per policy year. The charge equals $25.00 for each allocation change you make during a policy processing period, which exceeds five for the policy year.

NET LOAN COST. The net loan cost is explained under "Policy Loans".

CHARGES TO THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. Each day we deduct an asset charge from each division of the Separate Account to cover our mortality, expense, and guaranteed benefits risks. The total amount of this charge is .60% annually at the beginning of the year.

    - The mortality risk is the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned.

    - The expense risk is the risk we assume that it will cost us more to issue and administer the policies than expected.

    - The guaranteed benefits risks are the risks we assume for potentially unfavorable investment results. One risk is that the policy's net cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

CHARGES TO DIVISIONS INVESTING IN THE TRUSTS. We assess a daily trust charge against the assets of each division investing in the Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed .50% annually at the beginning of the year. The charge is based on cost with no expected profit.


FUND EXPENSES



In calculating its net asset value, each of the Funds deducts advisory fees and operating expenses from its assets. (See "Fees and Charges".) Information about those fees and expenses also can be found in the prospectus and Statement of Additional Information for each Fund.


GUARANTEE PERIOD

We guarantee that the policy will stay in force for the insured's life, or for a shorter guarantee period depending on the face amount selected for a given premium. We won't cancel the policy during the guarantee period unless the loan debt exceeds certain policy values. We hold a reserve in our general account to support this guarantee.

WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE. After the end of the guarantee period, we will cancel the policy if the net cash surrender value on a policy processing date won't cover the charges due. (See "Charges Deducted from the Investment Base".)

We will notify you before canceling the policy. You will then have 61 days to pay us three times the charges due on the policy processing date when your net cash surrender value became insufficient. If we haven't received the required payment by the end of this grace period, we'll cancel the policy. We will treat any excess payment above the overdue charges as an additional payment.

If we cancel a policy, you may reinstate it while the insured is still living if:

    - You request the reinstatement within three years after the end of the grace period;

    - We receive satisfactory evidence of insurability; and

    - You make a premium payment which is sufficient to give you a guarantee period of at least five years from the reinstated policy's effective date.

We will treat your premium payment as an additional payment requiring underwriting.

The effective date of a reinstated policy is the processing date on or next following the date the reinstatement application is approved

NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date which is also your policy anniversary the net cash surrender value equals:

    - the policy's investment base on that date;

    - minus the balance of the deferred policy loading which has not yet been deducted from the investment base (see "Deferred policy loading").

If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost. If there is any existing loan debt, we will also subtract a pro-rata net loan cost on dates other than the policy anniversary.

CANCELLING TO RECEIVE NET CASH SURRENDER VALUE. A policy owner may cancel the policy at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to the death benefit will end on the date you send the written request to us. Cancelling the policy may have tax consequences. See "Tax Considerations."

POLICY LOANS

You may use the policy as collateral to borrow funds from us. The minimum loan is $1,000 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $1,000. You may repay all or part of loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid.

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

EFFECT ON DEATH BENEFIT AND CASH SURRENDER VALUE. Whether or not you repay loan debt, taking a loan will have a permanent effect on a policy's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the policy to lapse sooner than if no loan had been taken.

LOAN VALUE. The loan value of a policy equals:

    - 75% of the policy's cash surrender value during the first three years; or

    - 90% of the policy's cash surrender value after the first three years.

In certain states, the loan value may differ from that above for particular years. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.

INTEREST. While a loan remains unpaid, we charge interest of 4.75% annually. Interest accrues each day and payments are due at the end of each policy year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash surrender value which is used to calculate gain. Interest paid on a policy loan is not tax-deductible.

The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually for the first ten policy years and 4.15% thereafter.

NET LOAN COST. In addition to the loan interest we charge, on each policy anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. For the first ten policy years, the net loan cost equals .75% of the loan debt on the previous policy anniversary (taking into account any loans and repayments since then). After the first ten policy years, the net loan cost equals .60%. We will not increase the net loan cost. We take the net loan cost into account in determining the net cash surrender value of the policy if the date of surrender is not a policy anniversary.


CANCELLATION DUE TO EXCESS LOAN DEBT. If the loan debt exceeds the larger of the cash surrender value and the tabular value, we'll mail you a notice of our intent to cancel the policy, specifying the minimum repayment amount. We will cancel the Policy 61 days after we mail a notice of intent to terminate the Policy to you unless we have received at least the minimum repayment amount specified in the notice. Depending upon the investment performance of the divisions and the amounts you borrow, loans may cause the policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. (See "Tax Considerations".)


DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

AMOUNT OF DEATH BENEFIT PROCEEDS. The death benefit proceeds equal:

    - the death benefit, which is the larger of the current face amount and the variable insurance amount; less

    - any loan debt; and less

    - any overdue charges if the policy is in a grace period (see "When Your Guarantee Period is Less Than for Life").

The values used in calculating the death benefit proceeds are as of the date of death. The death benefit will never be less than the amount required to keep the policy qualified as life insurance under Federal income tax laws.

The amount we pay on death will be greater when we receive and accept an additional payment during a policy processing period and the insured dies prior to the next policy processing date (see "Making Additional Payments").

VARIABLE INSURANCE AMOUNT. We determine the variable insurance amount on each policy processing date by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR


             The net single premium factor is based on the insured's sex, underwriting class, and attained age on the policy processing date. It decreases as the insured's age increases. As a result, the variable insurance amount will decrease in relationship to the policy's cash surrender value. Also, net single premium factors may be higher for a woman than for a man of the same age. Your Policy contains a table of net single premium factors as of each anniversary.


                          TABLE OF ILLUSTRATIVE NET SINGLE PREMIUM FACTORS
                                      ON POLICY ANNIVERSARIES
                     STANDARD-SIMPLIFIED ISSUE                STANDARD MEDICAL ISSUE
                  ATTAINED                                ATTAINED
                     AGE              MALE      FEMALE      AGE        MALE      FEMALE
                      5              8.61444   10.08769      5       10.26605   12.37298
                     15              6.45795    7.65253      15       7.41158    8.96292
                     25              4.89803    5.70908      25       5.50384    6.48170
                     35              3.59024    4.18342      35       3.97197    4.64894
                     45              2.62620    3.06419      45       2.87749    3.36465
                     55              1.97694    2.29528      55       2.14058    2.48940
                     65              1.55349    1.75357      65       1.65786    1.87562
                     75              1.28954    1.38615      75       1.35394    1.45952
                     85              1.14214    1.17173      85       1.18029    1.21265

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after we receive all the information needed to process the payment. We may delay payment, however, if we are contesting the policy or under the circumstances described in "Using the Policy" and "Other Policy Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING

WHAT IS IT? The policy offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.


The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long term a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.

MINIMUM AMOUNTS. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

WHEN DO WE MAKE DCA TRANSFERS? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the policy.


RIGHT TO EXCHANGE THE POLICY


Within 18 months of the issue date you may exchange your policy for a policy with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original policy.

The new policy will have the same owner and beneficiary as those of the original policy on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original policy. Any loan debt will be carried over to the new policy.

We won't require evidence of insurability to exchange for a new "fixed" policy.

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan, when the insured dies the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the policy for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

    - ANNUITY PLAN. An amount can be used to purchase a single premium immediate annuity.

    - INTEREST PAYMENT. You can leave amounts with us to earn interest at an annual rate of at least 3%.

    - INCOME FOR A FIXED PERIOD. We make payments in equal installments for up to 30 years.

    - INCOME FOR LIFE. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

    - INCOME OF A FIXED AMOUNT. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

    - JOINT LIFE INCOME. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, we make full payments. If one dies, we make payments of at least two-thirds of the full amount. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR POLICY OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO POLICY OWNERS

After the end of each policy quarter, we will send you a statement showing the allocation of your investment base, death benefit, net cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the first day of the current policy quarter. The statement will show the amounts deducted from or added to the investment base during the policy quarter. We will project your policy's value at a net rate of return of 8%, and based on this value tell you when the policy will terminate unless you make additional payments. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you semi-annual reports containing financial statements for the Separate Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If your state allows, you may have added a Single Premium Immediate Annuity Rider ("SPIAR") to your policy. This rider would provide you with a fixed income for a period of ten years. If you are the insured and you die before the period ends, we'll pay the rider value in a lump sum to the beneficiary under the policy. For tax purposes, this payment won't be considered part of the life insurance death benefit.

If you surrender the rider before the end of the period, we'll pay you the rider value over five years or apply it to a lifetime income for you, as you choose.

If you are not the insured and you die before the income period ends, we'll pay the remaining payments to the new owner.

If you change the owner of the policy, we will change the owner of the SPIAR to the new owner of the policy.

If the policy ends because the insured dies (where you are not the insured), because we terminate the policy, or because you've cancelled it for its net cash surrender value, we'll continue the annuity under the same terms but under a separate written agreement. You can also choose one of the options available upon surrender of the rider.

The rider won't have any effect on your policy's loan value.

We hold the reserves for this rider in our general account.

If you pledge, assign, or gift a policy with a SPIAR, you may have tax consequences. We advise you to consult your tax advisor prior to effecting an assignment, pledge or gift of such a policy. For a discussion of the tax issues associated with use of a SPIAR, see "Tax Consequences."

                             MORE ABOUT THE POLICY

USING THE POLICY

OWNERSHIP. The policy owner is the insured, unless someone other than the insured has been named as the owner in the application. The policy owner has all rights and options described in the policy.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the policy and have all your rights. If you don't name a contingent owner, your estate will then own your interest in the policy at your death.

If there is more than one policy owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the policy's investment base by phone if the owner provides the personal identification number as well as the policy number. One policy owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which policy owners are entitled under the policy.


CHANGING THE OWNER. During the insured's lifetime, you have the right to transfer ownership of the policy. The new owner will have all rights and options described in the policy. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. (See "Tax Considerations".)


ASSIGNING THE POLICY AS COLLATERAL. You may assign the policy as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NAMING BENEFICIARIES. We will pay the primary beneficiary the death benefit proceeds of the policy on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when you exercise certain policy rights and options. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

CHANGING THE INSURED. Subject to certain requirements, you may request a change of insured once each policy year. We must receive a written request signed by you and the proposed new insured. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the policy cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the policy processing date on or next following the date of approval, provided the new insured is still living at that time and the policy is still in force.

We will change the policy as follows on the effective date:

    - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the policy date);

    - the guaranteed maximum mortality rates will be those in effect on the policy date for the new insured's issue age, sex and underwriting class;

    - we will deduct a charge for changing the insured from the policy's investment base on the effective date. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500;

    - the variable insurance amount will reflect the change of insured; and

    - the policy's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class.

MATURITY PROCEEDS. The maturity date is the policy anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the policy is in effect.


WHEN WE MAKE PAYMENTS. We generally pay death benefit proceeds, loans and net cash surrender value on cancellation within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Zero Trust units or Fund shares because:


    - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

    - trading on the New York Stock Exchange is restricted; or

    - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

    - the Securities and Exchange Commission by order so permits for the protection of policy owners.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

SIGNATURE GUARANTEES. In order for you to make certain policy transactions and changes, we may require that your signature be guaranteed. Your signature can only be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange.

Currently, we may require a signature guarantee on:


    - written requests for cash surrenders or policy loans;


    - change of owner;

    - multiple owner form; and

    - telephone authorization forms if not submitted with your application.

PERSONAL IDENTIFICATION CODE. We will send you a four-digit personal identification code shortly after the policy is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the policy, to make a loan (if an authorization is on file), or to make other requests.


REALLOCATING THE INVESTMENT BASE. Policy owners can reallocate their investment base either in writing in a form satisfactory to us or by telephone. If you request the reallocation by telephone, you must give your personal identification code as well as your policy number. We will give a confirmation number over the telephone and then follow up in writing.

REQUESTING A LOAN. You may request a loan in writing or, if all required forms are on file with us, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your policy number, name and personal identification code, and tell us the loan amount and the divisions from which the loan should be taken.


Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request.

TELEPHONE REQUESTS. A telephone request for a loan or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.


OTHER POLICY PROVISIONS

IN CASE OF ERRORS IN THE APPLICATION. If an age or sex stated in the application is wrong, it could mean that the face amount, guarantee period, or any other policy benefit is wrong. We will pay what the premium would have bought for the true age or sex assuming the same guarantee period.

INCONTESTABILITY. We will rely on statements made in the applications. Legally they are considered representations, not warranties. We can contest the validity of a policy if any material misstatements are made in the application. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a policy after it has been in effect during the insured's lifetime for two years from the date of issue. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date we received and accepted the payment.

PAYMENT IN CASE OF SUICIDE. If the insured commits suicide within two years from the policy's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made. If the insured commits suicide within two years of any date we receive and accept an additional payment, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment. The death benefit will be reduced by any loan debt.

POLICY CHANGES -- APPLICABLE FEDERAL TAX LAW. To receive the tax treatment accorded to life insurance under federal income tax law, the policy must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. We reserve the right to make changes in the policy or its riders or to make distributions from the policy to the extent necessary to continue to qualify the policy as life insurance.

Any changes will apply uniformly to all policies that are affected and you will be given advance written notice of such changes.

DIVIDENDS. Our variable life insurance policies are non-participating. This means that they don't provide for dividends. Investment results under these variable life policies are reflected in benefits.

STATE VARIATIONS. Certain policy features are subject to state variation. You should read your policy carefully to determine whether any variations apply in the state in which the policy is issued.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the sales load, first-year administrative expense, mortality cost, and the minimum payment, and may modify underwriting classifications.

Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the policies are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a policy or additional payment is approved. Our current rules call for reductions resulting in a sales load of not more than 3% of the premium. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The policies offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the policy pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these policies.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and policy benefits for policies issued on the lives of their residents. (Previously, certain policies we issue on the life of a Massachusetts resident were also issued on a unisex basis.) Therefore, policies offered in this Prospectus to insure residents of Montana will have payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should consult the policy.

SELLING THE POLICIES


MLPF&S is the principal underwriter of the policy. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity policies we issue, as well as variable life insurance and variable annuity policies issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Investment Managers, L.P., the investment adviser for the Series Fund and the Variable Series Funds.



We have companion sales agreements with MLPF&S and various Merrill Lynch Life Agencies. Under these agreements, Financial Advisors of MLPF&S solicit applications for the policies. The Financial Advisors are authorized under applicable state regulations to sell variable life insurance as insurance agents.



The maximum commission as a percentage of a premium payable to Financial Advisors will, in no event, exceed 3.1%. Additional annual compensation of no more than .13% of the investment base may also be paid to your Financial Advisor. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.



The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 7% of each premium paid and up to
 .10% of the investment base.



The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 2000, December 31, 1999, and
December 31, 1998, were $24,764, $140,496, and $190,553, respectively.


TAX CONSIDERATIONS


INTRODUCTION. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisers should be consulted for further information.


We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for Federal tax purposes, this policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code. The
Section 7702 definition can be met if a life insurance policy satisfies either one of two tests that are contained in that section. The manner in which these tests should be applied to certain innovative features of the policy offered by this prospectus is not directly addressed by Section 7702 or the proposed regulations issued thereunder. The presence of these innovative policy features, and the absence of final regulations or any other pertinent interpretations of the tests, thus creates some uncertainty about the application of the tests to this policy.

Nevertheless, we believe that the policy offered by this prospectus qualifies as a life insurance contract for Federal tax purposes. This means that:

    - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code; and

    - the policyowner should not be considered in constructive receipt of the policy's cash surrender value, including any increases, until actual cancellation of the policy.

We have reserved the right to make changes in this policy if such changes are deemed necessary to assure its qualification as a life insurance contract for tax purposes (see "Policy Changes--Applicable Federal Tax Law").

DIVERSIFICATION REQUIREMENTS. IRC section 817(h) and the regulations under it provide that separate account investments underlying a policy must be "adequately diversified" for it to qualify as a life insurance policy under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer policy accumulation values have not been explicitly addressed in published rulings. While we believe that the policies do not give owners investment control over variable account assets, we reserve the right to modify the policies as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the policy.

The following discussion assumes that the policy will qualify as a life insurance policy for Federal income tax purposes.

POLICY LOANS. Under current law policy loans are considered indebtedness of a policyowner and no part of a loan constitutes income to an owner. However, any interest paid on policy loans will not be tax-deductible.

TAX TREATMENT OF POLICY LOANS AND OTHER DISTRIBUTIONS. Federal Tax Laws establishes a class of life insurance policies referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of premiums that can be paid into a contract each year in the first seven contract years in order to avoid modified endowment contract treatment.

Loans from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the policyowner. All pre-death distributions (including loans, capitalized interest, surrenders, and collateral assignments) from these policies will be included in gross income on an income first basis to the extent of any income in the policy immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, capitalized interest, and surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2 because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his beneficiary.

These provisions apply to policies entered into on or after June 21, 1988. However, a policy that is not originally classified as a modified endowment contract can become so classified if a material change is made in the policy at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation. Certain changes made to your policy may cause it to become subject to these provisions. We believe that these changes include your contractual right to make certain additional premium payments. You may choose not to exercise this right in order to preserve your policy's current tax treatment.

If you do preserve your policy's current tax treatment, policy loans will be considered your indebtedness and no part of a policy loan will constitute income to you. However, a lapse of a policy with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the policy and may be taxable. Pre-death distributions will generally not be included in gross income to the extent that the amount received does not exceed your investment in the policy.

Any policy received in exchange for a modified endowment contract is considered a modified endowment contract.

If there is any borrowing against your policy, whether a modified endowment contract or not, the interest paid on loans is not tax deductible.

AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS. In the case of a pre-death distribution (including loans, collateral assignments, capitalized interest, and surrenders) from a policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if we or any of our affiliates issue to the same policyowner more than one modified endowment contract during a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all such contracts will be aggregated and attributed to that distribution.

TAXATION OF SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If a SPIAR was added to the policy at issue to make the payments on the policy, a portion of each payment from the annuity will be includible in income for federal tax purposes when distributed. The amount of taxable income consists of the excess of the payment amount over the exclusion amount. The exclusion amount is defined as the payment amount multiplied by the ratio of the investment in the annuity rider to the total amount expected to be paid by us under the annuity.

If payments cease because of death before the investment in the annuity rider has been fully recovered, a deduction is allowed for the unrecovered amount. Moreover, if the payments continue beyond the time at which the investment in the annuity rider has been fully recovered, the full amount of each payment will be includible in income. If the SPIAR is surrendered before all of the scheduled payments have been made by us, the remaining income in the annuity rider will be taxed just as in the case of life insurance policies.

Payments under an immediate annuity rider are not subject to the 10% penalty tax that is generally applicable to distributions from annuities made before the recipient attains age 59 1/2.

Other than the tax consequences described above, and assuming that the SPIAR is not subjected to an assignment, gift or pledge, no income will be recognized to the policyowners or beneficiary.


The SPIAR does not exist independently of a policy. Accordingly, there are tax consequences if a policy with a SPIAR is assigned, transferred by gift, or pledged. An owner of a policy with a SPIAR is advised to consult a tax adviser prior to effecting an assignment, gift or pledge of the policy.

OTHER TRANSACTIONS. Changing the owner or the insured may have tax consequences. Exchanging this policy for another involving the same insured will have no tax consequences if there is no loan debt and no cash or other property is received, according to Section 1035(a)(1) of the Internal Revenue Code. In addition, exchanging this policy for more than one policy, or exchanging this policy and one or more other policies for a single policy, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such policies involve the same insured(s). Any new policy or policies would have to satisfy the 7-pay test from the date of exchange to avoid characterization as a modified endowment contract. In addition, any exchange for a new policy or policies may result in a loss of grandfathering status for statutory changes made after the old policy or policies were issued. A tax adviser should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.



In addition, the policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement.


OTHER TAXES. Federal estate and state and local estate, inheritance and other taxes depend upon your or the beneficiary's specific situation.

OWNERSHIP OF POLICIES BY NON-NATURAL PERSONS. The above discussion of the tax consequences arising from the purchase, ownership, and transfer of a policy has assumed that the owner of the policy consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as policy loans.


In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses, and the IRS has recently issued guidance relating to split-dollar insurance. Any business should consult a tax adviser regarding possible tax consequences associated with a policy prior to the acquisition of this policy and also before entering into any subsequent changes to or transactions under this policy.



ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Contract or the proceeds of a Contract under the Federal corporate alternative minimum tax, if you are subject to that tax.



POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax adviser with respect to legislative developments and their effect on the policy.


We don't make any guarantee regarding the tax status of any policy or any transaction regarding the policy.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE INSURANCE COMPANY'S INCOME TAXES

FEDERAL INCOME TAXES. We don't expect to incur any Federal income tax liability that would be chargeable to the separate account. As a result we do not currently deduct charges for Federal income taxes from the separate account.

Changes in Federal tax treatment of variable life insurance or in our tax status may mean that we will have to pay Federal income taxes chargeable to the separate account in the future. If we make a charge for taxes, we expect to accumulate it daily and transfer it from each investment division and into the general account monthly. We would keep any investment earnings on any tax charges accumulated in an investment division.

Any tax charges we impose will not apply to policies issued in connection with qualified pension arrangements.

STATE AND LOCAL INCOME TAXES. Under current laws, we may incur state and local income taxes (in addition to premium taxes) in several states, although these taxes are not significant. If the amount of these taxes changes substantially, we may make charges to the separate account.

REINSURANCE

We have to reinsured some of the risks assumed under the policies.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND
  ACCUMULATED PAYMENTS

    The tables below demonstrate the way in which the policy works. The tables are based on the following ages, face amounts, payments and guarantee periods.


    1. The illustration on page 45 is for a policy issued to a male age 5 in the standard-simplified underwriting class with a single payment of $5,000, a face amount of $40,057 and a guarantee period for life.



    2. The illustration on page 46 is for a policy issued to a male age 40 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $28,477 and a guarantee period for life.



    3. The illustration on page 47 is for a policy issued to a male age 55 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $18,386 and a guarantee period for life.



    4. The illustration on page 48 is for a policy issued to a female age 65 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $16,308 and a guarantee period for life.



    5. The illustration on page 49 is for a policy issued to a male age 40 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $123,712 and a guarantee period of 15 years. This illustration also demonstrates the effects of additional payments.


The tables show how the death benefit, investment base and cash surrender value may vary over an extended period of time assuming hypothetical rates of return (I.E., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 4%, 8% and 12%.

The death benefit, investment base and cash surrender value for a policy would be different from those shown if the actual rates of return averaged 0%, 4%, 8% and 12% over a period of years, but also fluctuated above or below those averages for individual policy years.

The amounts shown for the death benefit, investment base and cash surrender value as of the end of each policy year take into account the daily asset charge in the Separate Account equivalent to .60% (annually at the beginning of the year) of assets attributable to the policies at the beginning of the year.


The amounts shown in the tables also assume an additional charge of .58%. This charge assumes that the investment base is allocated equally among all the investment divisions and is based on the 2000 expenses (including monthly advisory fees and operating expenses) for the Funds and the current trust charge. This charge also reflects expenses reimbursements made in 2000 to certain portfolios by the investment advisor to the respective portfolio (see "Fees and Charges"). Values illustrated would be lower if these reimbursements had not been taken into account. The actual charge under a policy for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.



Taking into account the .60% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 4%, 8% and 12% correspond to net annual rates of -1.18%, 2.8%, 6.78% and 10.75%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.


The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 4%, 8% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 4% or 8% or 12% to cover any tax charges.

The second column of the tables shows the amount which would accumulate if an amount equal to the single premium was invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class. In addition, if a purchase is made, a personal illustration will be included at the delivery of a policy reflecting the insured's actual underwriting class.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 5
        $5,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $40,057      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                           END OF YEAR
                                               TOTAL                    DEATH BENEFIT (2)
                                             PREMIUMS        ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                             PAID PLUS             ANNUAL INVESTMENT RETURN OF
                                         INTEREST AT 5% AS  ------------------------------------------
END OF POLICY YEAR    PAYMENTS (1)        OF END OF YEAR       0%        4%        8%          12%
------------------    ------------       -----------------  --------  --------  ---------  -----------
1...................     $5,000               $ 5,250       $40,057   $40,057   $ 41,328   $   42,980
2...................          0                 5,513        40,057    40,057     42,607       46,054
3...................          0                 5,788        40,057    40,057     43,897       49,289
4...................          0                 6,078        40,057    40,057     45,199       52,700
5...................          0                 6,381        40,057    40,057     46,514       56,298
6...................          0                 6,700        40,057    40,057     47,844       60,098
7...................          0                 7,036        40,057    40,057     49,191       64,114
8...................          0                 7,387        40,057    40,057     50,555       68,363
9...................          0                 7,757        40,057    40,057     51,939       72,863
10..................          0                 8,144        40,057    40,057     53,344       77,630
15..................          0                10,395        40,057    40,057     60,877      106,418
20..................          0                13,266        40,057    40,057     69,471      145,874
30..................          0                21,610        40,057    40,057     90,452      273,963
60..................          0                93,396        40,057    40,057    199,770    1,817,512

                                    END OF YEAR                               END OF YEAR
                                INVESTMENT BASE (2)                     CASH SURRENDER VALUE (2)
                      ASSUMING HYPOTHETICAL GROSS (AFTER TAX)   ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                            ANNUAL INVESTMENT RETURN OF               ANNUAL INVESTMENT RETURN OF
                      ----------------------------------------  ----------------------------------------
END OF POLICY YEAR      0%       4%        8%          12%        0%       4%        8%          12%
------------------    -------  -------  ---------  -----------  -------  -------  ---------  -----------
1...................  $4,848   $5,046   $  5,243   $    5,440   $4,533   $4,731   $  4,928   $    5,125
2...................   4,700    5,095      5,503        5,926    4,420    4,815      5,223        5,646
3...................   4,555    5,147      5,780        6,460    4,310    4,902      5,535        6,215
4...................   4,413    5,202      6,076        7,050    4,203    4,992      5,866        6,840
5...................   4,275    5,261      6,393        7,700    4,100    5,086      6,218        7,525
6...................   4,138    5,321      6,729        8,416    3,998    5,181      6,589        8,276
7...................   4,002    5,382      7,085        9,202    3,897    5,277      6,980        9,097
8...................   3,865    5,442      7,460       10,063    3,795    5,372      7,390        9,993
9...................   3,725    5,498      7,851       11,000    3,690    5,463      7,816       10,965
10..................   3,581    5,551      8,260       12,021    3,581    5,551      8,260       12,021
15..................   2,986    5,947     10,803       18,885    2,986    5,947     10,803       18,885
20..................   2,398    6,370     14,183       29,782    2,398    6,370     14,183       29,782
30..................   1,395    7,502     25,194       76,308    1,395    7,502     25,194       76,308
60..................       0    8,221    128,593    1,169,947        0    8,221    128,593    1,169,947

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $28,477      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                      END OF YEAR
                                           TOTAL                   DEATH BENEFIT (2)
                                         PREMIUMS       ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                         PAID PLUS            ANNUAL INVESTMENT RETURN OF
                                     INTEREST AT 5% AS  ---------------------------------------
END OF POLICY YEAR    PAYMENTS (1)    OF END OF YEAR       0%        4%        8%        12%
------------------    ------------   -----------------  --------  --------  --------  ---------
1...................    $10,000           $10,500       $28,477   $28,477   $29,379   $ 30,553
2...................          0            11,025        28,477    28,477    30,287     32,734
3...................          0            11,576        28,477    28,477    31,203     35,032
4...................          0            12,155        28,477    28,477    32,127     37,453
5...................          0            12,763        28,477    28,477    33,061     40,008
6...................          0            13,401        28,477    28,477    34,006     42,707
7...................          0            14,071        28,477    28,477    34,962     45,561
8...................          0            14,775        28,477    28,477    35,931     48,580
9...................          0            15,513        28,477    28,477    36,915     51,777
10..................          0            16,289        28,477    28,477    37,913     55,165
15..................          0            20,789        28,477    28,477    43,267     75,620
20..................          0            26,533        28,477    28,477    49,379    103,679
25..................          0            33,864        28,477    28,477    56,359    142,176
30..................          0            43,219        28,477    28,477    64,333    195,011

                                     END OF YEAR                                 END OF YEAR
                                 INVESTMENT BASE (2)                       CASH SURRENDER VALUE (2)
                       ASSUMING HYPOTHETICAL GROSS (AFTER TAX)     ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                             ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
                      ------------------------------------------  ------------------------------------------
END OF POLICY YEAR       0%        4%         8%         12%         0%        4%         8%         12%
------------------    --------  ---------  ---------  ----------  --------  ---------  ---------  ----------
1...................   $9,738    $10,134    $10,530    $ 10,925    $9,108    $ 9,504    $ 9,900    $ 10,295
2...................    9,473     10,267     11,087      11,938     8,913      9,707     10,527      11,378
3...................    9,206     10,397     11,674      13,046     8,716      9,907     11,184      12,556
4...................    8,936     10,526     12,291      14,258     8,516     10,106     11,871      13,838
5...................    8,664     10,651     12,939      15,584     8,314     10,301     12,589      15,234
6...................    8,388     10,774     13,620      17,033     8,108     10,494     13,340      16,753
7...................    8,109     10,893     14,335      18,618     7,899     10,683     14,125      18,408
8...................    7,826     11,010     15,087      20,349     7,686     10,870     14,947      20,209
9...................    7,541     11,123     15,878      22,243     7,471     11,053     15,808      22,173
10..................    7,252     11,232     16,708      24,310     7,252     11,232     16,708      24,310
15..................    6,066     12,054     21,885      38,251     6,066     12,054     21,885      38,251
20..................    4,667     12,689     28,341      59,507     4,667     12,689     28,341      59,507
25..................    3,016     13,054     36,279      91,520     3,016     13,054     36,279      91,520
30..................    1,033     13,005     45,783     138,782     1,033     13,005     45,783     138,782

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 55
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $18,386      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                        END OF YEAR
                                             TOTAL                   DEATH BENEFIT (2)
                                           PREMIUMS       ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                           PAID PLUS            ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS  ---------------------------------------
END OF POLICY YEAR    PAYMENTS (1)      OF END OF YEAR       0%        4%        8%        12%
------------------    ------------     -----------------  --------  --------  --------  ---------
1...................    $10,000             $10,500       $18,386   $18,386   $18,969   $ 19,727
2...................          0              11,025        18,386    18,386    19,556     21,139
3...................          0              11,576        18,386    18,386    20,149     22,626
4...................          0              12,155        18,386    18,386    20,748     24,194
5...................          0              12,763        18,386    18,386    21,353     25,848
6...................          0              13,401        18,386    18,386    21,965     27,597
7...................          0              14,071        18,386    18,386    22,585     29,445
8...................          0              14,775        18,386    18,386    23,213     31,401
9...................          0              15,513        18,386    18,386    23,850     33,472
10..................          0              16,289        18,386    18,386    24,497     35,666
15..................          0              20,789        18,386    18,386    27,963     48,921
20..................          0              26,533        18,386    18,386    31,921     67,115
30..................          0              43,219        18,386    18,386    41,614    126,423

                                 END OF YEAR                         END OF YEAR
                             INVESTMENT BASE (2)               CASH SURRENDER VALUE (2)
                         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
                      ----------------------------------  ----------------------------------
END OF POLICY YEAR      0%      4%       8%       12%       0%      4%       8%       12%
------------------    ------  -------  -------  --------  ------  -------  -------  --------
1...................  $9,690  $10,085  $10,480  $ 10,874  $9,060  $ 9,455  $ 9,850  $ 10,244
2...................   9,375   10,165   10,979    11,822   8,815    9,605   10,419    11,262
3...................   9,056   10,239   11,499    12,853   8,566    9,749   11,009    12,363
4...................   8,733   10,306   12,041    13,971   8,313    9,886   11,621    13,551
5...................   8,405   10,368   12,606    15,186   8,055   10,018   12,256    14,836
6...................   8,074   10,423   13,193    16,504   7,794   10,143   12,913    16,224
7...................   7,737   10,471   13,803    17,932   7,527   10,261   13,593    17,722
8...................   7,394   10,509   14,436    19,479   7,254   10,369   14,296    19,339
9...................   7,045   10,538   15,092    21,152   6,975   10,468   15,022    21,082
10..................   6,688   10,556   15,769    22,959   6,688   10,556   15,769    22,959
15..................   5,135   10,839   19,900    34,815   5,135   10,839   19,900    34,815
20..................   3,363   10,827   24,754    52,046   3,363   10,827   24,754    52,046
30..................       0    9,539   36,435   110,689       0    9,539   36,435   110,689

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 65
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $16,308      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                         END OF YEAR
                                             TOTAL                    DEATH BENEFIT (2)
                                           PREMIUMS        ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                           PAID PLUS             ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS  ------------------------------------------
END OF POLICY YEAR    PAYMENTS (1)      OF END OF YEAR       0%         4%         8%         12%
------------------    ------------     -----------------  ---------  ---------  ---------  ---------
1...................    $10,000             $10,500        $16,308    $16,308    $16,826    $17,499
2...................          0              11,025         16,308     16,308     17,347     18,751
3...................          0              11,576         16,308     16,308     17,873     20,071
4...................          0              12,155         16,308     16,308     18,405     21,462
5...................          0              12,763         16,308     16,308     18,941     22,930
6...................          0              13,401         16,308     16,308     19,485     24,482
7...................          0              14,071         16,308     16,308     20,035     26,122
8...................          0              14,775         16,308     16,308     20,592     27,857
9...................          0              15,513         16,308     16,308     21,157     29,695
10..................          0              16,289         16,308     16,308     21,731     31,642
15..................          0              20,789         16,308     16,308     24,807     43,405
20..................          0              26,533         16,308     16,308     28,321     59,559

                                 END OF YEAR                        END OF YEAR
                             INVESTMENT BASE (2)             CASH SURRENDER VALUE (2)
                         ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                         ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
                      ---------------------------------  ---------------------------------
END OF POLICY YEAR      0%      4%       8%       12%      0%      4%       8%       12%
------------------    ------  -------  -------  -------  ------  -------  -------  -------
1...................  $9,680  $10,076  $10,470  $10,864  $9,050  $ 9,446  $ 9,840  $10,234
2...................   9,356   10,146   10,959   11,801   8,796    9,586   10,399   11,241
3...................   9,029   10,211   11,469   12,818   8,539    9,721   10,979   12,328
4...................   8,700   10,271   12,001   13,925   8,280    9,851   11,581   13,505
5...................   8,369   10,327   12,557   15,128   8,019    9,977   12,207   14,778
6...................   8,035   10,378   13,138   16,435   7,755   10,098   12,858   16,155
7...................   7,697   10,423   13,742   17,854   7,487   10,213   13,532   17,644
8...................   7,352   10,458   14,369   19,389   7,212   10,318   14,229   19,249
9...................   6,999   10,481   15,014   21,045   6,929   10,411   14,944   20,975
10..................   6,636   10,491   15,677   22,827   6,636   10,491   15,677   22,827
15..................   5,011   10,683   19,646   34,375   5,011   10,683   19,646   34,375
20..................   3,127   10,517   24,170   50,830   3,127   10,517   24,170   50,830

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
         FACE AMOUNT: $123,712      GUARANTEE PERIOD AT ISSUE: 15 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                      END OF YEAR
                                          TOTAL                    DEATH BENEFIT (2)
                                        PREMIUMS        ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                        PAID PLUS             ANNUAL INVESTMENT RETURN OF
                                    INTEREST AT 5% AS  ------------------------------------------
END OF POLICY YEAR    PAYMENTS (1)   OF END OF YEAR       0%         4%         8%         12%
------------------    ------------  -----------------  ---------  ---------  ---------  ---------
1...................    $10,000         $ 10,500       $123,712   $123,712   $123,712   $123,712
2...................      1,500           12,600        123,712    123,712    123,712    123,712
3...................      1,500           14,805        123,712    123,712    123,712    123,712
4...................      1,500           17,120        123,712    123,712    123,712    123,712
5...................      1,500           19,551        123,712    123,712    123,712    123,712
6...................      1,500           22,104        123,712    123,712    123,712    123,712
7...................      1,500           24,784        123,712    123,712    123,712    123,712
8...................      1,500           27,598        123,712    123,712    123,712    123,712
9...................      1,500           30,553        123,712    123,712    123,712    123,712
10..................      1,500           33,656        123,712    123,712    123,712    123,712
15..................      1,500           51,657        123,712    123,712    123,712    139,259
20..................      1,500           74,632        123,712    123,712    123,712    207,626
25..................      1,500          103,954        123,712    123,712    131,827    299,503
30..................          0          132,675              *    123,712    150,627    411,064

                                  END OF YEAR                           END OF YEAR
                              INVESTMENT BASE (2)                 CASH SURRENDER VALUE (2)
                          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
                      ------------------------------------  ------------------------------------
END OF POLICY YEAR      0%       4%        8%       12%       0%       4%        8%       12%
------------------    -------  -------  --------  --------  -------  -------  --------  --------
1...................  $ 9,364  $ 9,755  $ 10,146  $ 10,538  $ 8,734  $ 9,125  $  9,516  $  9,908
2...................   10,170   10,997    11,857    12,750    9,523   10,349    11,209    12,102
3...................   10,923   12,229    13,641    15,158   10,268   11,574    12,985    14,503
4...................   11,620   13,448    15,499    17,783   10,966   12,794    14,845    17,129
5...................   12,257   14,649    17,435    20,647   11,614   14,006    16,793    20,004
6...................   12,833   15,829    19,451    23,775   12,211   15,208    18,830    23,153
7...................   13,349   16,989    21,556    27,200   12,759   16,398    20,966    26,610
8...................   13,804   18,125    23,753    30,956   13,254   17,575    23,204    30,407
9...................   14,200   19,239    26,054    35,086   13,701   18,740    25,555    34,587
10..................   14,526   20,318    28,455    39,626   14,088   19,879    28,016    39,187
15..................   15,416   25,459    42,679    70,880   14,977   25,020    42,240    70,441
20..................   13,922   28,811    60,889   119,607   13,483   28,373    60,451   119,168
25..................    9,022   28,857    85,297   193,232    8,584   28,418    84,859   192,793
30..................        *   12,929   107,294   292,640        *   12,832   107,197   292,543

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

*   Additional payment will be required to prevent policy termination.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

    Our directors and executive officers and their positions with us are as follows:


NAME                           POSITION(S) WITH THE COMPANY
----                           ----------------------------
Barry G. Skolnick............  Director, President, General Counsel, and Secretary

David M. Dunford.............  Director, Senior Vice President, and Chief Investment
                               Officer

Gail R. Farkas...............  Director and Senior Vice President

Matthew J. Rider.............  Director, Senior Vice President, Chief Financial Officer,
                               and Treasurer

Anthony J. Vespa.............  Director



Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:



Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S. He became President of Merrill Lynch Life in March 2001.


Mr. Dunford joined Merrill Lynch Life in July 1990.


Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.



Mr. Rider joined Merrill Lynch Life in January 1994 as a Financial Actuary. He has been Chief Financial Officer and Treasurer since October 2000.



Mr. Vespa joined Merrill Lynch Life in February 1994. From February 1994 until March 2001, he was Senior Vice President of MLPF&S and Chairman of the Board and Chief Executive Officer of Merrill Lynch Life. From March 1994 until March 2001, he was also the President of Merrill Lynch Life.


None of our shares are owned by any of our officers or directors, as it is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT


We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the policies. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $4.6 million for the year ended December 31, 2000.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine policy liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and of the Separate Account as of December 31, 2000 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.



Actuarial matters included in this Prospectus have been examined by Deborah J. Adler, FSA, MAAA, our Vice President and Chief Actuary, as stated in her opinion filed as an exhibit to the registration statement.


LEGAL MATTERS


Our organization, its authority to issue the policy, and the validity of the form of the policy have been passed upon by Barry G. Skolnick, our President, General Counsel and Secretary.


REGISTRATION STATEMENTS

We have filed a Registration statement with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the policy and its investment options. This Prospectus does not contain all of the information in the registration statement as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the policies.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Life Separate Account II, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long-Term Corporate Bond Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Strategy Portfolio, Balanced Portfolio, Utilities and Telecommunications Focus Fund (formerly Global Utility Focus
Fund), International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Developing Capital Markets Focus Fund, Small Cap Value Focus Fund (formerly Special Value Focus Fund), Index 500 Fund, Balanced Capital Focus Fund (formerly Capital Focus Fund), Global Growth Focus Fund, Mercury HW International Value VIP Portfolio (formerly International VIP Portfolio), Mercury V. I. US Large Cap Fund, Quasar Portfolio, Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1998 Trust (matured on February 17, 1998), 1999 Trust (matured on February 16, 1999), 2000 Trust (matured on February 15, 2000), 2001 Trust, 2002 Trust, 2003 Trust, 2004 Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, 2019
Trust (collectively, the "Divisions"), as of December 31, 2000 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 2000, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP



NEW YORK, NEW YORK
January 26, 2001

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                    Intermediate      Long-Term
                                                                      Money          Government       Corporate         Capital
                                                                     Reserve            Bond             Bond            Stock
(In thousands)                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
   Money Reserve Portfolio, 345,665 shares
    (Cost $345,665)                                             $       345,665  $             0  $             0  $             0

   Intermediate Government Bond Portfolio, 14,599 shares
    (Cost $159,637)                                                           0          160,445                0                0

   Long-Term Corporate Bond Portfolio, 6,702 shares
    (Cost $76,194)                                                            0                0           74,597                0

   Capital Stock Portfolio, 12,946 shares
    (Cost $294,514)                                                           0                0                0          250,377
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                           345,665          160,445           74,597          250,377

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                       2,906            1,350              627            2,106
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $       342,759  $       159,095  $        73,970  $       248,271
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------

                                                                     Growth          Multiple          High           Natural
                                                                      Stock          Strategy          Yield          Resources
(In thousands)                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Cont'd), (Note 1):
   Growth Stock Portfolio, 15,229 shares
    (Cost $472,433)                                             $       411,627  $             0  $             0  $             0

   Multiple Strategy Portfolio, 71,435 shares
    (Cost $1,160,294)                                                         0        1,031,528                0                0

   High Yield Portfolio, 7,575 shares
    (Cost $59,984)                                                            0                0           48,478                0

   Natural Resources Portfolio, 1,336 shares
    (Cost $13,034)                                                            0                0                0           15,441
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                           411,627        1,031,528           48,478           15,441

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                       3,462            8,677              408              130
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                              408,165        1,022,851           48,070           15,311
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                                     Utilities &     International
                                                                     Global                           Telecomm          Equity
                                                                    Strategy         Balanced           Focus           Focus
(In thousands)                                                      Portfolio        Portfolio          Fund            Fund
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Cont'd), (Note 1):
   Global Strategy Portfolio, 9,576 shares
    (Cost $144,185)                                             $       127,645  $             0  $             0  $             0

   Balanced Portfolio, 5,612 shares
    (Cost $79,650)                                                            0           72,395                0                0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Utilities & Telecommunications Focus Fund,  691 shares
    (Cost $9,966)                                                             0                0            7,125                0

   International Equity Focus Fund, 576 shares
    (Cost $6,910)                                                             0                0                0            6,256
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                           127,645           72,395            7,125            6,256

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                       1,074              609               60               53
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $       126,571  $        71,786  $         7,065  $         6,203
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                      Global           Basic          Developing       Small Cap
                                                                       Bond            Value           Capital           Value
                                                                       Focus           Focus        Markets Focus        Focus
(In thousands)                                                         Fund            Fund             Fund             Fund
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   Global Bond Focus Fund, 22 shares
    (Cost $209)                                                 $           182  $             0  $             0  $             0

   Basic Value Focus Fund, 4,511 shares
    (Cost $62,617)                                                            0           61,849                0                0

   Developing Capital Markets Focus Fund, 530 shares
    (Cost $5,015)                                                             0                0            3,876                0

   Small Cap Value Focus Fund, 836 shares
    (Cost $19,806)                                                            0                0                0           17,375
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                               182           61,849            3,876           17,375

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                           2              520               33              146
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $           180  $        61,329  $         3,843  $        17,229
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                      Balanced          Global         Mercury HW
                                                                      Index           Capital           Growth       International
                                                                       500             Focus            Focus          Value VIP
(In thousands)                                                         Fund            Fund             Fund           Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   Index 500 Fund, 1,901 shares
    (Cost $33,321)                                              $        31,909  $             0  $             0  $             0

   Balanced Capital Focus Fund, 34 shares
    (Cost $346)                                                               0              358                0                0

   Global Growth Focus Fund, 609 shares
    (Cost $9,209)                                                             0                0            7,130                0

 Investments in Mercury HW Variable Trust  (Note 1):
   Mercury HW International Value VIP Portfolio, 338 shares
    (Cost $3,822)                                                             0                0                0            3,948
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            31,909              358            7,130            3,948

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                         268                3               60               33
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $        31,641  $           355  $         7,070  $         3,915
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                     Mercury                                              MFS
                                                                    V.I. U.S.                          Premier          Emerging
                                                                    Large Cap          Quasar          Growth            Growth
(In thousands)                                                        Fund           Portfolio        Portfolio          Series
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Mercury V.I. Funds, Inc. (Note 1):
   Mercury V. I. U. S. Large Cap Fund, 370 shares
    (Cost $4,150)                                               $         3,681  $             0  $             0  $             0

 Investments in Alliance Variable Products
  Series Fund, Inc. (Note 1):
   Quasar Portfolio, 110 shares
    (Cost $1,335)                                                             0            1,302                0                0

   Premier Growth Portfolio, 1,321 shares
    (Cost $46,883)                                                            0                0           42,323                0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 769 shares
    (Cost $25,480)                                                            0                0                0           22,173
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             3,681            1,302           42,323           22,173

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          31               11              356              187
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         3,650  $         1,291  $        41,967  $        21,986
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                                         AIM
                                                                       MFS              AIM          V.I. Capital
                                                                     Research        V.I. Value      Appreciation        2001
(In thousands)                                                        Series            Fund             Fund            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in MFS Variable Insurance Trust(cont'd),(Note 1):
   MFS Research Series, 432 shares
    (Cost $8,680)                                               $         8,988  $             0  $             0  $             0

 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
   AIM V.I. Value Fund, 905 shares
    (Cost $27,065)                                                            0           24,708                0                0

   AIM V.I. Capital Appreciation Fund, 299 shares
    (Cost $11,478)                                                            0                0            9,212                0

 Investments in the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury
  Securities, Series A through L (Note 1):
   2001 Trust, 38,068 trust units
   (Cost $23,731)                                                             0                0                0           38,019
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             8,988           24,708            9,212           38,019

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          76              208               77              321
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         8,912  $        24,500  $         9,135  $        37,698
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------


                                                                      2002             2003             2004             2005
(In thousands)                                                        Trust            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2002 Trust, 10,202 trust units
    (Cost $7,821)                                               $         9,677  $             0  $             0  $             0

   2003 Trust, 40,135 trust units
    (Cost $19,948)                                                            0           35,348                0                0

   2004 Trust, 9,726 trust units
    (Cost $6,898)                                                             0                0            8,329                0

   2005 Trust, 20,074 trust units
    (Cost $11,530)                                                            0                0                0           16,487
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             9,677           35,348            8,329           16,487

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          82              298               70              139
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         9,595  $        35,050  $         8,259  $        16,348
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------


                                                                      2006             2007             2008             2009
(In thousands)                                                        Trust            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2006 Trust, 7,127 trust units
    (Cost $4,058)                                               $         5,670  $             0  $             0  $             0

   2007 Trust, 13,218 trust units
    (Cost $6,138)                                                             0            9,950                0                0

   2008 Trust, 23,444 trust units
    (Cost $9,282)                                                             0                0           16,375                0

   2009 Trust, 13,835 trust units
    (Cost $5,400)                                                             0                0                0            9,153
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             5,670            9,950           16,375            9,153

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          48               84              138               77
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         5,622  $         9,866  $        16,237  $         9,076
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                -------------------------------------------------------------------


                                                                      2010             2011             2013             2014
(In thousands)                                                        Trust            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2010 Trust, 11,754 trust units
    (Cost $6,290)                                               $         7,289  $             0  $             0  $             0

   2011 Trust, 4,817 trust units
    (Cost $2,152)                                                             0            2,856                0                0

   2013 Trust, 2,380 trust units
    (Cost $873)                                                               0                0            1,245                0

   2014 Trust, 25,473 trust units
    (Cost $10,640)                                                            0                0                0           12,397
                                                                ---------------- ---------------- ---------------- ----------------
 Total Assets                                                             7,289            2,856            1,245           12,397

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          61               24               11              328
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         7,228  $         2,832  $         1,234  $        12,069
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

                                                             Divisions Investing In
                                                                -----------------


                                                                      2019
(In thousands)                                                        Trust
                                                                ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2019 Trust, 7,788 trust units
    (Cost $2,297)                                               $         2,806

                                                                ----------------

 Total Assets                                                             2,806

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          24
                                                                ----------------
Net Assets                                                      $         2,782
                                                                ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve                Bond                Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            21,781  $             9,384  $             4,836  $            70,533
 Mortality and Expense Charges (Note 3)                      (2,059)                (893)                (433)              (1,712)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               19,722                8,491                4,403               68,821
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0               (3,637)              (2,042)              12,209
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0               11,560                4,035             (109,587)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                7,923                1,993              (97,378)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   19,722               16,414                6,396              (28,557)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     288                   23                  114                  134
 Policy Loading, Net (Note 3)                                   (68)                 (32)                 (22)                 (73)
 Contract Owner Deaths                                       (7,874)              (3,146)              (1,403)              (7,475)
 Contract Owner Terminations                                (21,579)              (5,283)              (3,993)              (7,736)
 Policy Loans, Net                                           (3,130)              (2,102)                (756)              (3,670)
 Cost of Insurance (Note 3)                                  (6,748)              (2,880)              (1,426)              (5,090)
 Policy Loan Processing Charges                              (1,013)                (256)                (152)                (480)
 Transfers Among Investment Divisions                        13,744               (9,134)              (5,836)              (6,368)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (26,380)             (22,810)             (13,474)             (30,758)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (6,658)              (6,396)              (7,078)             (59,315)
Net Assets, Beginning Balance                               349,417              165,491               81,048              307,586
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           342,759  $           159,095  $            73,970  $           248,271
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                       Growth               Multiple              High               Natural
                                                        Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $           102,657  $           174,431  $             5,445  $               120
 Mortality and Expense Charges (Note 3)                      (2,699)              (6,682)                (321)                 (71)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               99,958              167,749                5,124                   49
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        18,159               15,652               (6,600)               1,988
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                           (149,770)            (242,423)              (1,552)               1,762
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                            (131,611)            (226,771)              (8,152)               3,750
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (31,653)             (59,022)              (3,028)               3,799
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     247                  176                   26                    5
 Policy Loading, Net (Note 3)                                   (77)                (108)                 (15)                  (8)
 Contract Owner Deaths                                       (5,675)             (22,892)                (972)                (152)
 Contract Owner Terminations                                 (8,412)             (29,407)              (2,522)                (265)
 Policy Loans, Net                                           (6,576)             (15,568)              (1,059)                 416
 Cost of Insurance (Note 3)                                  (7,508)             (19,238)                (890)                (276)
 Policy Loan Processing Charges                                (753)              (1,678)                (106)                 (40)
 Transfers Among Investment Divisions                        24,798              (27,567)              (8,235)               2,576
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,956)            (116,282)             (13,773)               2,256
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (35,609)            (175,304)             (16,801)               6,055
Net Assets, Beginning Balance                               443,774            1,198,155               64,871                9,256
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           408,165  $         1,022,851  $            48,070  $            15,311
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                Utilities &         International
                                                       Global                                    Telecomm              Equity
                                                      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            18,615  $             8,547  $             2,748  $               383
 Mortality and Expense Charges (Note 3)                        (862)                (478)                 (41)                 (43)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               17,753                8,069                2,707                  340
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,754                1,550                  179                  311
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (33,861)             (10,823)              (3,170)              (2,088)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (32,107)              (9,273)              (2,991)              (1,777)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (14,354)              (1,204)                (284)              (1,437)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      59                   31                    0                    2
 Policy Loading, Net (Note 3)                                   (50)                 (45)                  (1)                  (2)
 Contract Owner Deaths                                       (3,174)              (3,492)                   0                 (204)
 Contract Owner Terminations                                 (4,685)              (3,545)                (238)                (275)
 Policy Loans, Net                                           (1,501)                (664)                   5                 (105)
 Cost of Insurance (Note 3)                                  (2,486)              (1,387)                (116)                (114)
 Policy Loan Processing Charges                                (264)                (122)                  (9)                 (12)
 Transfers Among Investment Divisions                        (6,267)              (2,168)                 613                  894
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (18,368)             (11,392)                 254                  184
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (32,722)             (12,596)                 (30)              (1,253)
Net Assets, Beginning Balance                               159,293               84,382                7,095                7,456
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           126,571  $            71,786  $             7,065  $             6,203
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global                Basic              Developing           Small Cap
                                                         Bond                 Value               Capital               Value
                                                         Focus                Focus            Markets Focus            Focus
(In thousands)                                           Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                11  $             6,357  $                45  $             3,806
 Mortality and Expense Charges (Note 3)                          (2)                (324)                 (33)                 (79)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    9                6,033                   12                3,727
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (29)              (1,462)                 437                1,856
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 14                1,931               (2,154)              (3,983)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (15)                 469               (1,717)              (2,127)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (6)               6,502               (1,705)               1,600
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   13                    5                    7
 Policy Loading, Net (Note 3)                                     0                   (6)                  (1)                  (3)
 Contract Owner Deaths                                            0               (1,379)                 (35)                (255)
 Contract Owner Terminations                                     (1)              (2,187)                 (48)                (916)
 Policy Loans, Net                                              (43)              (1,261)                (542)                (181)
 Cost of Insurance (Note 3)                                      (2)                (949)                 (79)                (326)
 Policy Loan Processing Charges                                   0                  (99)                  (7)                 (37)
 Transfers Among Investment Divisions                           (86)               4,325               (1,021)               7,949
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (132)              (1,543)              (1,728)               6,238
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (138)               4,959               (3,433)               7,838
Net Assets, Beginning Balance                                   318               56,370                7,276                9,391
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               180  $            61,329  $             3,843  $            17,229
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            Balanced              Global             Mercury HW
                                                        Index               Capital               Growth           International
                                                         500                 Focus                Focus              Value VIP
(In thousands)                                          Fund                 Fund                 Fund               Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               349  $                10  $               492  $                56
 Mortality and Expense Charges (Note 3)                        (208)                  (2)                 (42)                 (23)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  141                    8                  450                   33
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,998                   (5)                 266                  192
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (5,603)                  12               (2,393)                  51
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (3,605)                   7               (2,127)                 243
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (3,464)                  15               (1,677)                 276
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (9)                   0                   (2)                  (1)
 Contract Owner Deaths                                         (196)                   0                  (29)                 (28)
 Contract Owner Terminations                                   (355)                 (17)                (103)                (262)
 Policy Loans, Net                                            1,648                   (9)                (267)                 168
 Cost of Insurance (Note 3)                                    (522)                  (5)                (149)                 (57)
 Policy Loan Processing Charges                                 (53)                   0                  (17)                  (4)
 Transfers Among Investment Divisions                         2,472                  (78)               7,135                1,481
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       2,985                 (109)               6,568                1,297
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (479)                 (94)               4,891                1,573
Net Assets, Beginning Balance                                32,120                  449                2,179                2,342
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            31,641  $               355  $             7,070  $             3,915
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Mercury                                                          MFS
                                                       V.I. US                                   Premier              Emerging
                                                      Large Cap              Quasar              Growth                Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                57  $                33  $             2,580  $             1,563
 Mortality and Expense Charges (Note 3)                         (25)                  (8)                (310)                (168)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   32                   25                2,270                1,395
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           127                 (146)               4,516                4,733
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (833)                (123)             (15,719)             (12,166)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (706)                (269)             (11,203)              (7,433)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (674)                (244)              (8,933)              (6,038)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                  (16)                 (10)
 Contract Owner Deaths                                         (252)                   0               (1,256)                (594)
 Contract Owner Terminations                                    (99)                (108)              (1,546)                (905)
 Policy Loans, Net                                              (64)                 (23)                (618)                (375)
 Cost of Insurance (Note 3)                                     (63)                 (24)                (763)                (425)
 Policy Loan Processing Charges                                  (3)                  (3)                 (83)                 (33)
 Transfers Among Investment Divisions                         1,599                1,003                3,568                7,718
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,118                  845                 (713)               5,376
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         444                  601               (9,646)                (662)
Net Assets, Beginning Balance                                 3,206                  690               51,613               22,648
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             3,650  $             1,291  $            41,967  $            21,986
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                 AIM V.I.
                                                         MFS                AIM V.I.             Capital
                                                       Research              Value             Appreciation            2000
(In thousands)                                          Series                Fund                 Fund                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               596  $             1,124  $               262  $                 0
 Mortality and Expense Charges (Note 3)                         (60)                (175)                 (62)                 (13)
 Transaction Charges (Note 3)                                     0                    0                    0                   (7)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  536                  949                  200                  (20)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           471                1,700                1,316                3,441
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,507)              (7,139)              (3,423)              (3,333)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (1,036)              (5,439)              (2,107)                 108
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (500)              (4,490)              (1,907)                  88
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0                    0
 Policy Loading, Net (Note 3)                                    (3)                 (11)                  (6)                  (1)
 Contract Owner Deaths                                         (292)                (509)                 (81)                (302)
 Contract Owner Terminations                                   (268)                (789)                (258)                (198)
 Policy Loans, Net                                             (358)                (557)                 (94)                   8
 Cost of Insurance (Note 3)                                    (160)                (431)                (191)                  80
 Policy Loan Processing Charges                                 (17)                 (38)                 (21)                  14
 Transfers Among Investment Divisions                         2,031                5,658                6,231              (19,434)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         933                3,324                5,580              (19,833)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         433               (1,166)               3,673              (19,745)
Net Assets, Beginning Balance                                 8,479               25,666                5,462               19,745
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             8,912  $            24,500  $             9,135  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2001                 2002                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (223)                 (57)                (196)                 (44)
 Transaction Charges (Note 3)                                  (133)                 (32)                (117)                 (27)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (356)                 (89)                (313)                 (71)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         3,473                  328                2,945                  220
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,068)                 398                  504                  648
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,405                  726                3,449                  868
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,049                  637                3,136                  797
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                   21                    0
 Policy Loading, Net (Note 3)                                    (6)                  (6)                  (2)                  (2)
 Contract Owner Deaths                                         (438)                   0                 (364)                   0
 Contract Owner Terminations                                   (957)                (304)              (1,729)                 (99)
 Policy Loans, Net                                             (504)                (166)                (269)                 (28)
 Cost of Insurance (Note 3)                                    (774)                (185)                (666)                (143)
 Policy Loan Processing Charges                                 (71)                 (14)                 (69)                 (10)
 Transfers Among Investment Divisions                        (2,006)               1,349                  125                  765
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (4,753)                 674               (2,953)                 483
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,704)               1,311                  183                1,280
Net Assets, Beginning Balance                                40,402                8,284               34,867                6,979
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            37,698  $             9,595  $            35,050  $             8,259
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2005                 2006                 2007                 2008
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (89)                 (35)                 (59)                 (94)
 Transaction Charges (Note 3)                                   (56)                 (19)                 (35)                 (55)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (145)                 (54)                 (94)                (149)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,760                  212                1,370                2,113
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                275                  575                  218                  669
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,035                  787                1,588                2,782
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,890                  733                1,494                2,633
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     (18)                   0                    0                    3
 Policy Loading, Net (Note 3)                                    (1)                  (4)                   0                   (1)
 Contract Owner Deaths                                         (599)                   0                 (269)                (142)
 Contract Owner Terminations                                   (570)                 (87)                (541)              (1,284)
 Policy Loans, Net                                             (118)                (299)                 (88)                (210)
 Cost of Insurance (Note 3)                                    (309)                (127)                (209)                (333)
 Policy Loan Processing Charges                                 (28)                 (17)                 (21)                 (41)
 Transfers Among Investment Divisions                          (220)                (277)                (981)              (1,374)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,863)                (811)              (2,109)              (3,382)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          27                  (78)                (615)                (749)
Net Assets, Beginning Balance                                16,321                5,700               10,481               16,986
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            16,348  $             5,622  $             9,866  $            16,237
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2009                 2010                 2011                 2013
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (48)                 (40)                 (14)                  (7)
 Transaction Charges (Note 3)                                   (29)                 (23)                  (8)                  (4)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (77)                 (63)                 (22)                 (11)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           504                  202                   60                   52
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,105                1,188                  458                  214
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,609                1,390                  518                  266
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,532                1,327                  496                  255
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                    (1)                  (2)                   0                    0
 Contract Owner Deaths                                           (3)                   0                    0                    0
 Contract Owner Terminations                                   (101)                (127)                   0                    0
 Policy Loans, Net                                               80                 (196)                  11                  153
 Cost of Insurance (Note 3)                                    (187)                (109)                 (47)                 (17)
 Policy Loan Processing Charges                                 (32)                 (12)                  (5)                  (3)
 Transfers Among Investment Divisions                          (369)                 698                  981                 (186)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (613)                 255                  940                  (53)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         919                1,582                1,436                  202
Net Assets, Beginning Balance                                 8,157                5,646                1,396                1,032
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             9,076  $             7,228  $             2,832  $             1,234
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 2000 (continued)
                                                          Divisions Investing In
                                                -----------------------------------------


                                                        2014                 2019
(In thousands)                                          Trust                Trust
                                                -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (71)                 (17)
 Transaction Charges (Note 3)                                   (43)                 (10)
                                                -------------------- --------------------
  Net Investment Income (Loss)                                 (114)                 (27)
                                                -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (164)                 283
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              3,326                  586
                                                -------------------- --------------------
 Net Gain (Loss) on Investments                               3,162                  869
                                                -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,048                  842
                                                -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    0
 Policy Loading, Net (Note 3)                                    (2)                   0
 Contract Owner Deaths                                         (422)                   0
 Contract Owner Terminations                                 (1,154)                  (8)
 Policy Loans, Net                                             (185)                 (88)
 Cost of Insurance (Note 3)                                    (225)                 (36)
 Policy Loan Processing Charges                                 (35)                  (2)
 Transfers Among Investment Divisions                        (3,371)              (2,735)
                                                -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (5,392)              (2,869)
                                                -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,344)              (2,027)
Net Assets, Beginning Balance                                14,413                4,809
                                                -------------------- --------------------
Net Assets, Ending Balance                      $            12,069  $             2,782
                                                ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve                Bond                Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            19,119  $            11,862  $             6,112  $            50,286
 Mortality and Expense Charges (Note 3)                      (2,249)              (1,015)                (499)              (1,531)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               16,870               10,847                5,613               48,755
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0               (2,183)              (1,070)               5,891
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0              (12,023)              (7,170)              19,330
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0              (14,206)              (8,240)              25,221
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   16,870               (3,359)              (2,627)              73,976
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     408                   68                  163                  263
 Policy Loading, Net (Note 3)                                  (652)                 (28)                 (29)                (100)
 Contract Owner Deaths                                       (6,747)              (3,109)              (1,538)              (2,479)
 Contract Owner Terminations                                (25,469)              (3,719)              (2,680)              (6,363)
 Policy Loans, Net                                           (4,436)              (1,301)                (953)              (2,029)
 Cost of Insurance (Note 3)                                  (7,272)              (3,240)              (1,643)              (4,220)
 Policy Loan Processing Charges                              (1,081)                (300)                (188)                (415)
 Transfers Among Investment Divisions                         8,033               (7,272)                (387)              (3,930)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (37,216)             (18,901)              (7,255)             (19,273)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (20,346)             (22,260)              (9,882)              54,703
Net Assets, Beginning of Period                             369,763              187,751               90,930              252,883
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           349,417  $           165,491  $            81,048  $           307,586
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                       Growth               Multiple              High               Natural
                                                        Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $           104,798  $           201,590  $             7,989  $               328
 Mortality and Expense Charges (Note 3)                      (2,079)              (6,533)                (412)                 (58)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                              102,719              195,057                7,577                  270
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                        13,482               16,160               (4,326)              (1,289)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              5,943               (9,831)                 230                3,070
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              19,425                6,329               (4,096)               1,781
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  122,144              201,386                3,481                2,051
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     388                  263                   46                    8
 Policy Loading, Net (Note 3)                                   (29)                 (14)                   7                    1
 Contract Owner Deaths                                       (2,646)             (18,753)              (1,568)                (102)
 Contract Owner Terminations                                 (6,886)             (33,978)              (2,310)                (567)
 Policy Loans, Net                                           (3,021)              (9,366)                (880)                 124
 Cost of Insurance (Note 3)                                  (5,300)             (18,096)              (1,248)                (187)
 Policy Loan Processing Charges                                (587)              (1,667)                (154)                 (29)
 Transfers Among Investment Divisions                        17,243              (42,896)             (10,512)                (883)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (838)            (124,507)             (16,619)              (1,635)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     121,306               76,879              (13,138)                 416
Net Assets, Beginning of Period                             322,468            1,121,276               78,009                8,840
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           443,774  $         1,198,155  $            64,871  $             9,256
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                               Utilities &         International
                                                       Global                                   Telecomm              Equity
                                                      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            18,526  $            14,230  $               873  $               336
 Mortality and Expense Charges (Note 3)                        (875)                (518)                 (38)                 (40)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               17,651               13,712                  835                  296
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,918                  570                  259                  991
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              8,119               (7,843)                (369)                 949
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              10,037               (7,273)                (110)               1,940
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   27,688                6,439                  725                2,236
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     180                  157                    2                   15
 Policy Loading, Net (Note 3)                                   (59)                 (40)                  (6)                  18
 Contract Owner Deaths                                       (1,316)                (637)                 (56)                 (91)
 Contract Owner Terminations                                 (4,570)              (2,703)                (121)                (216)
 Policy Loans, Net                                           (2,698)                (479)                 (53)                 (44)
 Cost of Insurance (Note 3)                                  (2,271)              (1,464)                (115)                (108)
 Policy Loan Processing Charges                                (243)                (130)                 (14)                 (14)
 Transfers Among Investment Divisions                       (14,487)              (3,638)                 571                 (924)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (25,464)              (8,934)                 208               (1,364)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       2,224               (2,495)                 933                  872
Net Assets, Beginning of Period                             157,069               86,877                6,162                6,584
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           159,293  $            84,382  $             7,095  $             7,456
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                42  $            11,145  $               100  $             1,063
 Mortality and Expense Charges (Note 3)                          (4)                (282)                 (24)                 (44)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   38               10,863                   76                1,019
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           (99)                  95                  183               (1,035)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (46)              (3,146)               1,827                2,266
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (145)              (3,051)               2,010                1,231
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (107)               7,812                2,086                2,250
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   34                    4                    9
 Policy Loading, Net (Note 3)                                     0                   (4)                  (1)                  13
 Contract Owner Deaths                                            0                 (798)                 (34)                 (41)
 Contract Owner Terminations                                      1               (1,251)                 (25)                (340)
 Policy Loans, Net                                              (16)                (265)                 (98)                 (46)
 Cost of Insurance (Note 3)                                      (3)                (891)                 (71)                (130)
 Policy Loan Processing Charges                                   0                  (94)                  (7)                 (14)
 Transfers Among Investment Divisions                        (1,967)              12,522                2,846                  (15)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,985)               9,253                2,614                 (564)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,092)              17,065                4,700                1,686
Net Assets, Beginning of Period                               2,410               39,305                2,576                7,705
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               318  $            56,370  $             7,276  $             9,391
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                           Balanced               Global             Mercury HW
                                                        Index               Capital               Growth           International
                                                         500                 Focus                Focus              Value VIP
(In thousands)                                           Fund                Fund                 Fund               Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               999  $                11  $                27  $                12
 Mortality and Expense Charges (Note 3)                        (155)                  (1)                  (2)                  (4)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  844                   10                   25                    8
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,789                   (7)                  72                   86
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,924                   (1)                 314                   75
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,713                   (8)                 386                  161
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    4,557                    2                  411                  169
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      13                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (7)                   0                    0                    3
 Contract Owner Deaths                                          (79)                   0                    0                    0
 Contract Owner Terminations                                   (748)                   0                    0                    0
 Policy Loans, Net                                              397                    0                  (10)                  (9)
 Cost of Insurance (Note 3)                                    (453)                  (7)                 (17)                 (23)
 Policy Loan Processing Charges                                 (57)                  (1)                  (2)                  (2)
 Transfers Among Investment Divisions                        11,821                  455                1,797                2,204
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      10,887                  447                1,768                2,173
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      15,444                  449                2,179                2,342
Net Assets, Beginning of Period                              16,676                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            32,120  $               449  $             2,179  $             2,342
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Mercury                                                          MFS
                                                      V.I. U.S.                                  Premier              Emerging
                                                      Large Cap             Quasar               Growth                Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                19  $                 0  $               496  $                 0
 Mortality and Expense Charges (Note 3)                          (6)                  (1)                (237)                 (68)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   13                   (1)                 259                  (68)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            70                    5                2,734                  705
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                364                   90                7,695                8,004
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 434                   95               10,429                8,709
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      447                   94               10,688                8,641
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    3                   14
 Policy Loading, Net (Note 3)                                     0                    0                   (5)                   1
 Contract Owner Deaths                                            0                    0                 (248)                 (18)
 Contract Owner Terminations                                      1                    1                 (584)                 (72)
 Policy Loans, Net                                              (36)                  (1)                (730)                (206)
 Cost of Insurance (Note 3)                                     (33)                  (6)                (696)                (191)
 Policy Loan Processing Charges                                  (4)                  (1)                 (81)                 (16)
 Transfers Among Investment Divisions                         2,831                  603               21,100                7,664
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       2,759                  596               18,759                7,176
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,206                  690               29,447               15,817
Net Assets, Beginning of Period                                   0                    0               22,166                6,831
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             3,206  $               690  $            51,613  $            22,648
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                   AIM
                                                         MFS                  AIM              V.I. Capital
                                                       Research            V.I. Value          Appreciation            1999
(In thousands)                                          Series                Fund                 Fund                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                78  $               413  $               108  $                 0
 Mortality and Expense Charges (Note 3)                         (42)                (103)                 (17)                 (15)
 Transaction Charges (Note 3)                                     0                    0                    0                   (8)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   36                  310                   91                  (23)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           227                  576                  206                4,332
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,284                3,600                  996               (4,232)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,511                4,176                1,202                  100
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,547                4,486                1,293                   77
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       8                   13                    4                    0
 Policy Loading, Net (Note 3)                                     0                   (2)                   2                   (3)
 Contract Owner Deaths                                         (131)                 (51)                (168)                (134)
 Contract Owner Terminations                                   (156)                (142)                (193)                (194)
 Policy Loans, Net                                              (32)                  73                 (144)                (124)
 Cost of Insurance (Note 3)                                    (106)                (306)                 (59)                  68
 Policy Loan Processing Charges                                 (11)                 (29)                  (6)                  17
 Transfers Among Investment Divisions                         2,250               13,189                2,735              (21,237)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,822               12,745                2,171              (21,607)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,369               17,231                3,464              (21,530)
Net Assets, Beginning of Period                               5,110                8,435                1,998               21,530
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             8,479  $            25,666  $             5,462  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (111)                (245)                 (54)                (212)
 Transaction Charges (Note 3)                                   (68)                (144)                 (29)                (126)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (179)                (389)                 (83)                (338)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           752                3,334                  525                3,321
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                137               (2,069)                (432)              (3,999)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 889                1,265                   93                 (678)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      710                  876                   10               (1,016)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    4                    0                   21
 Policy Loading, Net (Note 3)                                    (4)                 (15)                  (8)                  (7)
 Contract Owner Deaths                                         (175)                (193)                 (44)                (668)
 Contract Owner Terminations                                   (914)              (1,747)                (188)              (1,438)
 Policy Loans, Net                                             (188)                (401)                  45                 (700)
 Cost of Insurance (Note 3)                                    (380)                (739)                (145)                (586)
 Policy Loan Processing Charges                                 (31)                (106)                 (10)                 (63)
 Transfers Among Investment Divisions                         1,243               (1,377)                (362)              (1,153)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (449)              (4,574)                (712)              (4,594)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         261               (3,698)                (702)              (5,610)
Net Assets, Beginning of Period                              19,484               44,100                8,986               40,477
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            19,745  $            40,402  $             8,284  $            34,867
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (40)                 (98)                 (37)                 (69)
 Transaction Charges (Note 3)                                   (24)                 (61)                 (20)                 (40)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (64)                (159)                 (57)                (109)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           159                1,723                   66                1,108
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (320)              (2,506)                (437)              (2,043)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (161)                (783)                (371)                (935)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (225)                (942)                (428)              (1,044)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                     9                   17                    8                    6
 Contract Owner Deaths                                          (67)                (191)                   0                 (143)
 Contract Owner Terminations                                      1               (1,105)                 (18)                (473)
 Policy Loans, Net                                             (129)                (125)                (121)                  (1)
 Cost of Insurance (Note 3)                                    (118)                (304)                (113)                (211)
 Policy Loan Processing Charges                                  (8)                 (30)                 (14)                 (19)
 Transfers Among Investment Divisions                         1,347               (1,062)                 163                 (716)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,035               (2,797)                 (95)              (1,557)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         810               (3,739)                (523)              (2,601)
Net Assets, Beginning of Period                               6,169               20,060                6,223               13,082
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             6,979  $            16,321  $             5,700  $            10,481
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (111)                 (50)                 (41)                  (9)
 Transaction Charges (Note 3)                                   (65)                 (30)                 (23)                  (5)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (176)                 (80)                 (64)                 (14)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,547                  558                  583                  113
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,348)              (1,472)              (1,371)                (302)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (1,801)                (914)                (788)                (189)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (1,977)                (994)                (852)                (203)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    3                    0
 Policy Loading, Net (Note 3)                                     6                   (7)                   8                   (2)
 Contract Owner Deaths                                         (121)                (216)                 (82)                   0
 Contract Owner Terminations                                   (781)                 (61)                (413)                  (7)
 Policy Loans, Net                                               (4)                 (93)                  71                  (65)
 Cost of Insurance (Note 3)                                    (330)                (191)                (104)                 (29)
 Policy Loan Processing Charges                                 (37)                 (28)                  (8)                  (3)
 Transfers Among Investment Divisions                          (905)                 435               (1,000)                (103)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (2,172)                (161)              (1,525)                (209)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (4,149)              (1,155)              (2,377)                (412)
Net Assets, Beginning of Period                              21,135                9,312                8,023                1,808
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            16,986  $             8,157  $             5,646  $             1,396
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                    Divisions Investing In
                                                --------------------------------------------------------------


                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                (114)                  (7)
 Transaction Charges (Note 3)                                    (4)                 (69)                  (4)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (12)                (183)                 (11)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            51                 (582)                 130
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (214)              (2,223)                 (78)
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (163)              (2,805)                  52
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (175)              (2,988)                  41
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    4                    0
 Policy Loading, Net (Note 3)                                     8                  255                  (39)
 Contract Owner Deaths                                            0                  (39)                   0
 Contract Owner Terminations                                     (8)                (402)                  (1)
 Policy Loans, Net                                              (84)                (119)                 (10)
 Cost of Insurance (Note 3)                                     (19)                (404)                 (46)
 Policy Loan Processing Charges                                  (3)                 (57)                  (8)
 Transfers Among Investment Divisions                           (50)              (1,048)               4,872
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (156)              (1,810)               4,768
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (331)              (4,798)               4,809
Net Assets, Beginning of Period                               1,363               19,211                    0
                                                -------------------- -------------------- --------------------
Net Assets, End of Period                       $             1,032  $            14,413  $             4,809
                                                ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve               Bond                 Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            20,678  $            11,475  $             5,926  $            30,927
 Mortality and Expense Charges (Note 3)                      (2,250)              (1,031)                (525)              (1,436)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               18,428               10,444                5,401               29,491
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                 (600)                (269)               1,706
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                4,453                1,724                1,570
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                3,853                1,455                3,276
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   18,428               14,297                6,856               32,767
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     556                  115                  164                  470
 Policy Loading, Net (Note 3)                                  (244)                 (89)                 (86)                (128)
 Contract Owner Deaths                                       (4,820)              (4,442)              (3,529)              (4,111)
 Contract Owner Terminations                                (23,048)              (4,917)              (3,086)              (7,273)
 Policy Loans, Net                                           (2,913)              (1,695)              (1,194)              (3,436)
 Cost of Insurance (Note 3)                                  (7,458)              (3,213)              (1,647)              (3,933)
 Policy Loan Processing Charges                              (1,183)                (308)                (188)                (382)
 Transfers Among Investment Divisions                        38,073               12,218                  803               (4,838)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,037)              (2,331)              (8,763)             (23,631)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      17,391               11,966               (1,907)               9,136
Net Assets, Beginning of Period                             352,372              175,785               92,837              243,747
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           369,763  $           187,751  $            90,930  $           252,883
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                       Growth               Multiple              High               Natural
                                                        Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            46,257  $           151,200  $             8,761  $               296
 Mortality and Expense Charges (Note 3)                      (1,588)              (6,531)                (527)                 (65)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               44,669              144,669                8,234                  231
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                        11,955               11,190                 (974)                (861)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             30,828              (48,158)             (11,946)                (895)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              42,783              (36,968)             (12,920)              (1,756)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   87,452              107,701               (4,686)              (1,525)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     683                  573                   75                  (32)
 Policy Loading, Net (Note 3)                                  (123)                (281)                 (37)                 (11)
 Contract Owner Deaths                                       (1,741)             (13,333)              (1,716)                (141)
 Contract Owner Terminations                                 (7,584)             (26,961)              (2,527)                (202)
 Policy Loans, Net                                           (5,838)             (16,639)                (555)                 (59)
 Cost of Insurance (Note 3)                                  (4,167)             (18,102)              (1,569)                (195)
 Policy Loan Processing Charges                                (490)              (1,670)                (177)                 (27)
 Transfers Among Investment Divisions                        12,016              (24,177)              (5,916)              (2,151)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (7,244)            (100,590)             (12,422)              (2,818)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      80,208                7,111              (17,108)              (4,343)
Net Assets, Beginning of Period                             242,260            1,114,165               95,117               13,183
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           322,468  $         1,121,276  $            78,009  $             8,840
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                               Utilities &         International
                                                       Global                                   Telecomm              Equity
                                                      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            28,859  $             7,797  $               369  $               634
 Mortality and Expense Charges (Note 3)                      (1,010)                (504)                 (31)                 (44)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               27,849                7,293                  338                  590
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           227                  814                  576               (1,340)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (14,358)               2,026                  144                1,244
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (14,131)               2,840                  720                  (96)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   13,718               10,133                1,058                  494
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     329                  224                 (118)                  35
 Policy Loading, Net (Note 3)                                  (124)                 (63)                  (2)                  46
 Contract Owner Deaths                                       (2,672)                (714)                  (2)                  (4)
 Contract Owner Terminations                                 (4,527)              (2,600)                (261)                (145)
 Policy Loans, Net                                               94                 (977)                 (79)                 (85)
 Cost of Insurance (Note 3)                                  (2,703)              (1,385)                 (80)                (103)
 Policy Loan Processing Charges                                (303)                (133)                 (10)                 (12)
 Transfers Among Investment Divisions                       (25,004)               1,569                  611                 (888)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (34,910)              (4,079)                  59               (1,156)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (21,192)               6,054                1,117                 (662)
Net Assets, Beginning of Period                             178,261               80,823                5,045                7,246
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           157,069  $            86,877  $             6,162  $             6,584
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                57  $             4,934  $                68  $             1,819
 Mortality and Expense Charges (Note 3)                          (7)                (229)                 (23)                 (52)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   50                4,705                   45                1,767
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            46                  (30)              (1,573)              (2,087)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (1)              (2,209)                 164                 (333)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  45               (2,239)              (1,409)              (2,420)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       95                2,466               (1,364)                (653)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   71                   16                   66
 Policy Loading, Net (Note 3)                                    (1)                 (69)                  (3)                  (4)
 Contract Owner Deaths                                            0                 (122)                  (6)                 (60)
 Contract Owner Terminations                                      0                 (983)                (117)                (495)
 Policy Loans, Net                                              (29)                (393)                 (15)                (165)
 Cost of Insurance (Note 3)                                     (22)                (681)                 (33)                (147)
 Policy Loan Processing Charges                                  (2)                 (72)                  (1)                 (15)
 Transfers Among Investment Divisions                         1,905                7,414               (1,576)               1,483
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,851                5,165               (1,735)                 663
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,946                7,631               (3,099)                  10
Net Assets, Beginning of Period                                 464               31,674                5,675                7,695
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             2,410  $            39,305  $             2,576  $             7,705
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                   MFS
                                                        Index               Premier              Emerging               MFS
                                                         500                Growth                Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               515  $                12  $                41  $                86
 Mortality and Expense Charges (Note 3)                         (83)                 (80)                 (31)                 (25)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  432                  (68)                  10                   61
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           580                1,424                  444                  235
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,864                3,488                  949                  461
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,444                4,912                1,393                  696
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,876                4,844                1,403                  757
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      11                   35                   41                    6
 Policy Loading, Net (Note 3)                                    (5)                  (5)                   0                   (1)
 Contract Owner Deaths                                         (135)                   0                    0                    0
 Contract Owner Terminations                                    (60)                (203)                (105)                 168
 Policy Loans, Net                                             (441)                 (23)                (172)                (104)
 Cost of Insurance (Note 3)                                    (247)                (283)                 (85)                 (63)
 Policy Loan Processing Charges                                 (33)                 (41)                  (8)                  (5)
 Transfers Among Investment Divisions                         5,813               13,107                3,097                1,705
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,903               12,587                2,768                1,706
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       7,779               17,431                4,171                2,463
Net Assets, Beginning of Period                               8,897                4,735                2,660                2,647
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            16,676  $            22,166  $             6,831  $             5,110
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                              AIM
                                                         AIM              V.I. Capital
                                                      V.I. Value          Appreciation            1998                 1999
(In thousands)                                           Fund                 Fund                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               386  $                53  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (36)                 (10)                 (32)                (126)
 Transaction Charges (Note 3)                                     0                    0                  (17)                 (73)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  350                   43                  (49)                (199)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           140                  (81)              13,149                  520
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,226                  281              (12,887)                 700
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,366                  200                  262                1,220
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,716                  243                  213                1,021
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      12                    5                   23                    4
 Policy Loading, Net (Note 3)                                    (3)                  (1)                  (4)                 (19)
 Contract Owner Deaths                                            0                    0                 (131)                 (87)
 Contract Owner Terminations                                   (140)                   1                 (619)                (198)
 Policy Loans, Net                                              (65)                   3                   36                 (438)
 Cost of Insurance (Note 3)                                     (99)                 (29)                 116                 (340)
 Policy Loan Processing Charges                                  (8)                  (3)                  28                  (15)
 Transfers Among Investment Divisions                         3,514                  407              (43,723)               1,662
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,211                  383              (44,274)                 569
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,927                  626              (44,061)               1,590
Net Assets, Beginning of Period                               3,508                1,372               44,061               19,940
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             8,435  $             1,998  $                 0  $            21,530
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (114)                (255)                 (55)                (224)
 Transaction Charges (Note 3)                                   (71)                (151)                 (31)                (136)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (185)                (406)                 (86)                (360)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,154                2,901                  415                2,433
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                258                  560                  389                1,825
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,412                3,461                  804                4,258
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,227                3,055                  718                3,898
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                   28                   16                   25
 Policy Loading, Net (Note 3)                                    (7)                 (29)                  (9)                 (18)
 Contract Owner Deaths                                          (72)                (300)                (121)                (306)
 Contract Owner Terminations                                   (237)                (689)                (141)                (849)
 Policy Loans, Net                                             (419)                (452)                 (79)                (443)
 Cost of Insurance (Note 3)                                    (448)                (726)                (134)                (575)
 Policy Loan Processing Charges                                 (63)                 (91)                  (8)                 (61)
 Transfers Among Investment Divisions                         1,197                 (979)                 537               (1,214)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (46)              (3,238)                  61               (3,441)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,181                 (183)                 779                  457
Net Assets, Beginning of Period                              18,303               44,283                8,207               40,020
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            19,484  $            44,100  $             8,986  $            40,477
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (35)                (108)                 (39)                 (71)
 Transaction Charges (Note 3)                                   (21)                 (67)                 (21)                 (42)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (56)                (175)                 (60)                (113)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           358                1,198                  348                  500
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                305                1,147                  469                1,217
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 663                2,345                  817                1,717
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      607                2,170                  757                1,604
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    7                    4                   (1)
 Policy Loading, Net (Note 3)                                    (3)                  (5)                  (6)                  (5)
 Contract Owner Deaths                                           (4)                (524)                 (72)                 (97)
 Contract Owner Terminations                                    (59)                (567)                (380)                 (49)
 Policy Loans, Net                                             (269)                 224                  (45)                 (61)
 Cost of Insurance (Note 3)                                     (82)                (322)                (103)                (192)
 Policy Loan Processing Charges                                  (5)                 (32)                 (14)                 (18)
 Transfers Among Investment Divisions                            (4)                 (66)                   3                  (12)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (426)              (1,285)                (613)                (435)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         181                  885                  144                1,169
Net Assets, Beginning of Period                               5,988               19,175                6,079               11,913
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             6,169  $            20,060  $             6,223  $            13,082
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (123)                 (52)                 (46)                  (9)
 Transaction Charges (Note 3)                                   (72)                 (31)                 (26)                  (6)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (195)                 (83)                 (72)                 (15)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         2,393                  712                  516                   49
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                670                  677                  598                  196
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,063                1,389                1,114                  245
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,868                1,306                1,042                  230
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      16                    7                    6                    0
 Policy Loading, Net (Note 3)                                   (12)                 (12)                  17                   (3)
 Contract Owner Deaths                                         (327)                 (69)                 (77)                   0
 Contract Owner Terminations                                 (1,453)                 (68)                (335)                 (15)
 Policy Loans, Net                                             (226)                (147)                (210)                   5
 Cost of Insurance (Note 3)                                    (335)                (138)                (109)                 (24)
 Policy Loan Processing Charges                                 (39)                 (22)                 (10)                  (3)
 Transfers Among Investment Divisions                           (41)                (522)                 448                  180
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (2,417)                (971)                (270)                 140
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         451                  335                  772                  370
Net Assets, Beginning of Period                              20,684                8,977                7,251                1,438
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            21,135  $             9,312  $             8,023  $             1,808
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                          Divisions Investing In
                                                ------------------------------------------


                                                        2013                 2014
(In thousands)                                          Trust                Trust
                                                -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                 (95)
 Transaction Charges (Note 3)                                    (4)                 (56)
                                                -------------------- --------------------
  Net Investment Income (Loss)                                  (12)                (151)
                                                -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            32                4,032
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                145               (1,787)
                                                -------------------- --------------------
 Net Gain (Loss) on Investments                                 177                2,245
                                                -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      165                2,094
                                                -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       4                    5
 Policy Loading, Net (Note 3)                                    (2)                  24
 Contract Owner Deaths                                            0                  (85)
 Contract Owner Terminations                                    (15)                  39
 Policy Loans, Net                                               (5)                (381)
 Cost of Insurance (Note 3)                                     (20)                (294)
 Policy Loan Processing Charges                                  (5)                 (43)
 Transfers Among Investment Divisions                           140                3,209
                                                -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          97                2,474
                                                -------------------- --------------------

Total Increase (Decrease) in Net Assets                         262                4,568
Net Assets, Beginning of Period                               1,101               14,643
                                                -------------------- --------------------
Net Assets, End of Period                       $             1,363  $            19,211
                                                ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Life Separate Account II ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-one investment divisions (forty-two during the year). The investment divisions are as follows:
   - Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Investment Managers, L.P. ("MLIM"), formerly Merrill Lynch Asset Management, L.P., an indirect subsidiary of Merrill Lynch & Co.
   - Merrill Lynch Variable Series Funds, Inc.: Nine of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLIM. Effective following the close of business on May 19, 2000, the Global Utility Focus Fund was renamed the Utilities and Telecommunications Focus Fund, the Special Value Focus Fund was renamed the Small Cap Value Focus Fund, and the Capital Focus Fund was renamed the Balanced Capital Focus Fund.
   - Mercury HW Variable Trust: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury HW Variable Trust ("Mercury Trust"). The investment advisor to the fund of the Mercury Trust is Mercury Advisors, a division of MLIM. Effective following close of business on October 5, 2000, the Hotchkis & Wiley Variable Trust was renamed Mercury HW Variable Trust, and the International VIP Portfolio was renamed Mercury HW International Value VIP Portfolio.
   - Mercury V.I. Funds, Inc.: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Advisors.
   - Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P.
   - MFS Variable Insurance Trust:Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
   - AIM Variable Insurance Funds:Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
   - The  Merrill  Lynch  Fund of Stripped ("Zero") U.S. Treasury

     Securities, Series A through L: Fourteen of the investment divisions (fifteen during the year) each invest in the units of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2000 Trust matured on February 15, 2000. The 1999 Trust matured on February 16, 1999. The 1998 Trust matured on February 17, 1998.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out method. Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges to cover these risks. The daily charges vary by Contract type as follows:

   - Directed Life 100L, 200D, 7Pay and Prime Plan I - IV, collectively referred to as Contract Type 1, charge 0.5% (on an annual basis) of the net assets for Contract owners.

   - Prime Plan V, referred to as Contract Type 2, charges 0.6% (on an annual basis) of the net assets for Contract owners.

   - Directed Life 2 and Prime Plan VI, collectively referred to as Contract Type 3, charge 0.75% (on an annual basis) of the net assets for Contract owners

   - Prime Plan VII and Prime Plan Investor, collectively referred to as Contract Type 4, charge 0.9% (on an annual basis) of the net assets for Contract owners.


   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through the tenth Contract anniversaries. The deductions are for
   (1) premiums for optional benefits (2) additional premiums for extra mortality risks, (3) sales load, (4) administrative expenses, (5) state premium taxes and (6) a risk charge for the guaranteed minimum death benefit.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of 0.34% (annually at the beginning of the year) of the net assets for Contract owners.

4. UNIT VALUES

  The following is a summary of unit values and units outstanding for variable life insurance contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 2000 or lesser time period, if applicable. Total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect the cost of insurance charge.

                                                                               Money Reserve Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                         4,366                4,309                 871                  196
  Unit Value                                      $             35.72  $             34.99  $            33.95  $             32.94
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           155,960  $           150,776  $           29,554  $             6,469

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   5.71%                5.60%               5.45%                5.29%

                        1999
  Units                                                         4,648                4,731                 860                  251
  Unit Value                                      $             33.79  $             33.14  $            32.20  $             31.29
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           157,067  $           156,784  $           27,700  $             7,866

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   4.50%                4.39%               4.23%                4.08%

                        1998
  Units                                                         5,073                5,333                 971                  215
  Unit Value                                      $             32.33  $             31.74  $            30.89  $             30.06
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           164,026  $           169,282  $           29,982  $             6,473

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   4.90%                4.80%               4.64%                4.48%

                        1997
  Units                                                         5,203                5,264                 898                  210
  Unit Value                                      $             30.82  $             30.29  $            29.52  $             28.77
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           160,385  $           159,452  $           26,503  $             6,032

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   4.92%                4.81%               4.65%                4.50%

                        1996
  Units                                                         6,226                6,091               1,077                  278
  Unit Value                                      $             29.38  $             28.90  $            28.21  $             27.54
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           182,907  $           176,018  $           30,368  $             7,642

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   4.82%                4.71%               4.55%                4.39%


                                                                               Intermediate Government Bond Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                         1,331                1,280                 221                   60
  Unit Value                                      $             55.81  $             54.67  $            53.05  $             51.47
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            74,297  $            69,968  $           11,725  $             3,105

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  11.08%               10.97%              10.80%               10.64%

                        1999
  Units                                                         1,508                1,500                 259                   73
  Unit Value                                      $             50.24  $             49.27  $            47.88  $             46.52
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            75,770  $            73,892  $           12,421  $             3,408

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -1.74%               -1.84%              -1.99%               -2.14%

                        1998
  Units                                                         1,653                1,671                 318                   81
  Unit Value                                      $             51.13  $             50.19  $            48.85  $             47.54
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            84,510  $            83,856  $           15,556  $             3,827

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   8.40%                8.29%               8.13%                7.96%

                        1997
  Units                                                         1,657                1,718                 317                   84
  Unit Value                                      $             47.17  $             46.35  $            45.18  $             44.03
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            78,143  $            79,622  $           14,325  $             3,695

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   7.88%                7.77%               7.60%                7.44%

                        1996
  Units                                                         1,844                1,901                 313                   81
  Unit Value                                      $             43.73  $             43.01  $            41.99  $             40.98
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            80,619  $            81,744  $           13,144  $             3,302

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   2.10%                1.99%               1.84%                1.68%


                                                                               Long-Term Corporate Bond Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           536                  518                 124                   24
  Unit Value                                      $             62.54  $             61.26  $            59.44  $             57.67
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            33,512  $            31,707  $            7,374  $             1,377

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   9.03%                8.91%               8.75%                8.59%

                        1999
  Units                                                           642                  608                 148                   36
  Unit Value                                      $             57.36  $             56.25  $            54.66  $             53.11
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            36,824  $            34,217  $            8,090  $             1,917

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -2.83%               -2.93%              -3.08%               -3.23%

                        1998
  Units                                                           702                  668                 159                   33
  Unit Value                                      $             59.03  $             57.95  $            56.40  $             54.88
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            41,423  $            38,738  $            8,975  $             1,794

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   7.91%                7.80%               7.64%                7.48%

                        1997
  Units                                                           805                  699                 168                   47
  Unit Value                                      $             54.70  $             53.75  $            52.39  $             51.06
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            44,061  $            37,592  $            8,787  $             2,397

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   8.26%                8.14%               7.98%                7.82%

                        1996
  Units                                                           828                  766                 170                   56
  Unit Value                                      $             50.53  $             49.71  $            48.52  $             47.36
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            41,817  $            38,098  $            8,250  $             2,669

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   2.25%                2.15%               1.99%                1.84%


                                                                               Capital Stock Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                         1,139                  930                 203                   97
  Unit Value                                      $            106.43  $            104.26  $           101.16  $             98.15
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           121,260  $            96,969  $           20,550  $             9,492

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                 -10.31%              -10.41%             -10.54%              -10.68%

                        1999
  Units                                                         1,232                1,054                 234                  111
  Unit Value                                      $            118.67  $            116.37  $           113.08  $            109.89
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           146,257  $           122,668  $           26,484  $            12,177

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  30.98%               30.84%              30.65%               30.45%

                        1998
  Units                                                         1,287                1,159                 264                  122
  Unit Value                                      $             90.60  $             88.94  $            86.56  $             84.24
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           116,642  $           103,059  $           22,873  $            10,309

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  14.98%               14.86%              14.69%               14.52%

                        1997
  Units                                                         1,405                1,291                 307                  135
  Unit Value                                      $             78.80  $             77.43  $            75.47  $             73.56
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           110,717  $            99,952  $           23,175  $             9,903

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  21.86%               21.73%              21.55%               21.37%

                        1996
  Units                                                         1,529                1,375                 350                  143
  Unit Value                                      $             64.66  $             63.61  $            62.09  $             60.61
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            98,863  $            87,458  $           21,744  $             8,693

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  15.95%               15.83%              15.66%               15.48%


                                                                               Growth Stock Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                         1,789                1,523                 308                  128
  Unit Value                                      $            110.54  $            108.29  $           105.06  $            101.94
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           197,752  $           164,956  $           32,371  $            13,086

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -6.85%               -6.94%              -7.08%               -7.22%

                        1999
  Units                                                         1,766                1,567                 332                  130
  Unit Value                                      $            118.66  $            116.36  $           113.07  $            109.87
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           209,524  $           182,370  $           37,570  $            14,310

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  38.30%               38.16%              37.95%               37.74%

                        1998
  Units                                                         1,744                1,607                 329                  132
  Unit Value                                      $             85.80  $             84.23  $            81.97  $             79.77
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           149,646  $           135,321  $           26,992  $            10,509

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  37.49%               37.35%              37.14%               36.94%

                        1997
  Units                                                         1,744                1,705                 346                  140
  Unit Value                                      $             62.40  $             61.32  $            59.77  $             58.25
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           108,843  $           104,542  $           20,691  $             8,184

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  33.09%               32.95%              32.75%               32.55%

                        1996
  Units                                                         1,648                1,711                 369                  141
  Unit Value                                      $             46.89  $             46.12  $            45.02  $             43.95
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            77,294  $            78,927  $           16,628  $             6,216

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  18.97%               18.85%              18.67%               18.48%


                                                                               Multiple Strategy Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                         5,035               13,476                 711                  311
  Unit Value                                      $             53.08  $             52.23  $            51.01  $             49.82
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           267,243  $           703,841  $           36,264  $            15,503

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -5.39%               -5.48%              -5.63%               -5.77%

                        1999
  Units                                                         5,555               14,940                 796                  339
  Unit Value                                      $             56.10  $             55.26  $            54.05  $             52.87
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           311,621  $           825,590  $           42,997  $            17,947

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  19.61%               19.49%              19.31%               19.13%

                        1998
  Units                                                         6,198               16,678                 944                  370
  Unit Value                                      $             46.91  $             46.25  $            45.30  $             44.38
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           290,720  $           771,371  $           42,745  $            16,440

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  10.28%               10.16%              10.00%                9.83%

                        1997
  Units                                                         6,716               18,349               1,013                  408
  Unit Value                                      $             42.53  $             41.98  $            41.19  $             40.41
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           285,659  $           770,288  $           41,730  $            16,488

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  18.57%               18.45%              18.27%               18.09%

                        1996
  Units                                                         7,217               19,894               1,094                  432
  Unit Value                                      $             35.87  $             35.44  $            34.82  $             34.21
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $           258,882  $           705,034  $           38,105  $            14,785

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  13.75%               13.63%              13.45%               13.28%


                                                                               High Yield Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           528                  913                 102                   38
  Unit Value                                      $             30.80  $             30.34  $            29.67  $             29.02
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            16,255  $            27,703  $            3,023  $             1,089

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -5.61%               -5.71%              -5.85%               -5.99%

                        1999
  Units                                                           691                1,133                 149                   38
  Unit Value                                      $             32.63  $             32.17  $            31.52  $             30.87
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            22,539  $            36,457  $            4,711  $             1,164

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   5.06%                4.95%               4.79%                4.63%

                        1998
  Units                                                           824                1,465                 202                   49
  Unit Value                                      $             31.06  $             30.66  $            30.08  $             29.50
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            25,592  $            44,899  $            6,079  $             1,439

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -5.66%               -5.76%              -5.90%               -6.04%

                        1997
  Units                                                           918                1,726                 223                   52
  Unit Value                                      $             32.92  $             32.53  $            31.96  $             31.40
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            30,224  $            56,140  $            7,133  $             1,620

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  10.18%               10.07%               9.91%                9.74%

                        1996
  Units                                                           954                1,754                 260                   47
  Unit Value                                      $             29.88  $             29.55  $            29.08  $             28.62
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            28,517  $            51,844  $            7,550  $             1,359

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  11.76%               11.64%              11.47%               11.30%


                                                                               Natural Resources Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           450                  410                  82                  124
  Unit Value                                      $             14.58  $             14.38  $            14.09  $             13.81
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             6,556  $             5,892  $            1,154  $             1,709

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  39.73%               39.59%              39.38%               39.17%

                        1999
  Units                                                           359                  380                 100                   59
  Unit Value                                      $             10.44  $             10.30  $            10.11  $              9.92
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,748  $             3,917  $            1,009  $               582

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  24.88%               24.75%              24.56%               24.37%

                        1998
  Units                                                           397                  503                 105                   64
  Unit Value                                      $              8.36  $              8.26  $             8.12  $              7.98
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,322  $             4,157  $              852  $               509

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                 -14.00%              -14.08%             -14.21%              -14.34%

                        1997
  Units                                                           528                  649                 124                   69
  Unit Value                                      $              9.72  $              9.61  $             9.46  $              9.31
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             5,134  $             6,239  $            1,169  $               641

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                 -11.41%              -11.50%             -11.64%              -11.77%

                        1996
  Units                                                           782                  819                 127                   74
  Unit Value                                      $             10.97  $             10.86  $            10.71  $             10.56
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             8,579  $             8,899  $            1,361  $               782

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  14.15%               14.03%              13.86%               13.68%


                                                                               Global Strategy Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                         1,590                1,861                 462                  191
  Unit Value                                      $             31.24  $             30.81  $            30.19  $             29.58
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            49,664  $            57,325  $           13,936  $             5,646

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -9.71%               -9.81%              -9.94%              -10.08%

                        1999
  Units                                                         1,743                2,177                 520                  219
  Unit Value                                      $             34.60  $             34.16  $            33.52  $             32.90
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            60,292  $            74,377  $           17,417  $             7,207

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  20.55%               20.42%              20.24%               20.06%

                        1998
  Units                                                         1,941                2,729                 609                  253
  Unit Value                                      $             28.71  $             28.37  $            27.88  $             27.40
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            55,738  $            77,428  $           16,984  $             6,919

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   8.95%                8.84%               8.67%                8.51%

                        1997
  Units                                                         2,422                3,373                 749                  289
  Unit Value                                      $             26.35  $             26.07  $            25.65  $             25.25
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            63,815  $            87,920  $           19,222  $             7,304

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  11.17%               11.05%              10.88%               10.72%

                        1996
  Units                                                         2,583                3,740                 781                  305
  Unit Value                                      $             23.70  $             23.47  $            23.14  $             22.81
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            61,211  $            87,778  $           18,061  $             6,952

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  13.21%               13.09%              12.92%               12.75%


                                                                               Balanced Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           833                  983                 267                  140
  Unit Value                                      $             32.71  $             32.29  $            31.68  $             31.08
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            27,249  $            31,747  $            8,448  $             4,342

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -1.60%               -1.70%              -1.85%               -1.99%

                        1999
  Units                                                           932                1,146                 313                  179
  Unit Value                                      $             33.24  $             32.85  $            32.27  $             31.71
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            30,982  $            37,628  $           10,107  $             5,665

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   8.01%                7.90%               7.74%                7.58%

                        1998
  Units                                                         1,038                1,316                 316                  183
  Unit Value                                      $             30.78  $             30.44  $            29.96  $             29.48
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            31,954  $            40,048  $            9,474  $             5,401

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  12.89%               12.77%              12.60%               12.43%

                        1997
  Units                                                         1,012                1,428                 358                  198
  Unit Value                                      $             27.26  $             26.99  $            26.60  $             26.22
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            27,596  $            38,529  $            9,518  $             5,180

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  16.35%               16.23%              16.05%               15.88%

                        1996
  Units                                                         1,097                1,589                 379                  204
  Unit Value                                      $             23.43  $             23.23  $            22.92  $             22.62
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            25,714  $            36,915  $            8,692  $             4,609

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   9.21%                9.10%               8.93%                8.77%


                                                                               Utilities & Telecommunications Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           191                   91                  31                    4
  Unit Value                                      $             22.39  $             22.24  $            22.01  $             21.79
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,268  $             2,021  $              687  $                89

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -3.20%               -3.29%              -3.44%               -3.59%

                        1999
  Units                                                           158                  113                  33                    4
  Unit Value                                      $             23.13  $             22.99  $            22.80  $             22.60
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,645  $             2,597  $              757  $                96

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  12.07%               11.96%              11.79%               11.62%

                        1998
  Units                                                           134                  139                  26                    0
  Unit Value                                      $             20.64  $             20.54  $            20.39  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,765  $             2,861  $              536  $                 0

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                  N/A
  Total Return                                                  23.44%               23.31%              23.13%                  N/A

                        1997
  Units                                                           132                  148                  23                    0
  Unit Value                                      $             16.72  $             16.65  $            16.56  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,205  $             2,461  $              379  $                 0

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                  N/A
  Total Return                                                  25.28%               25.15%              24.96%                  N/A

                        1996
  Units                                                            37                   60                  13                    1
  Unit Value                                      $             13.34  $             13.31  $            13.25  $             13.20
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               490  $               792  $              172  $                17

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  14.78%               14.68%              14.54%               11.94%


                                                                               International Equity Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           223                  210                  64                    1
  Unit Value                                      $             12.52  $             12.43  $            12.31  $             12.19
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,798  $             2,611  $              784  $                10

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                 -17.69%              -17.78%             -17.90%              -18.02%

                        1999
  Units                                                           162                  242                  87                    2
  Unit Value                                      $             15.21  $             15.12  $            14.99  $             14.87
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,462  $             3,661  $            1,303  $                30

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  36.94%               36.80%              36.60%               36.39%

                        1998
  Units                                                           186                  300                 106                    4
  Unit Value                                      $             11.11  $             11.05  $            10.98  $             10.90
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,061  $             3,316  $            1,167  $                40

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   7.27%                7.16%               6.99%                6.83%

                        1997
  Units                                                           219                  318                 159                    6
  Unit Value                                      $             10.36  $             10.32  $            10.26  $             10.20
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,264  $             3,284  $            1,635  $                63

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -5.03%               -5.13%              -5.27%               -5.41%

                        1996
  Units                                                           188                  212                 103                    7
  Unit Value                                      $             10.90  $             10.87  $            10.83  $             10.79
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,045  $             2,303  $            1,114  $                77

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   0.08%               -0.01%              -0.14%                5.65%


                                                                               Global Bond Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                   11                   3                    0
  Unit Value                                      $              0.00  $             12.74  $            12.61  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $               137  $               43  $                 0

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                  N/A
  Total Return                                                     N/A               -0.23%              -0.38%                  N/A

                        1999
  Units                                                             0                   18                   7                    0
  Unit Value                                      $              0.00  $             12.77  $            12.66  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $               228  $               90  $                 0

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                  N/A
  Total Return                                                     N/A               -8.73%              -8.87%                  N/A

                        1998
  Units                                                             0                  161                  10                    1
  Unit Value                                      $              0.00  $             13.99  $            13.89  $             13.80
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             2,246  $              144  $                20

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               11.95%              11.78%               11.61%

                        1997
  Units                                                             0                   22                  15                    0
  Unit Value                                      $              0.00  $             12.50  $            12.43  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $               276  $              188  $                 0

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                  N/A
  Total Return                                                     N/A               11.28%              11.12%                  N/A

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               Basic Value Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           948                1,075                 171                   36
  Unit Value                                      $             27.65  $             27.46  $            27.19  $             26.92
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            26,219  $            29,507  $            4,646  $               957

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  12.09%               11.98%              11.81%               11.64%

                        1999
  Units                                                           896                1,149                 215                   36
  Unit Value                                      $             24.67  $             24.53  $            24.32  $             24.11
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            22,093  $            28,182  $            5,223  $               872

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  20.51%               20.39%              20.21%               20.03%

                        1998
  Units                                                           716                  986                 193                   33
  Unit Value                                      $             20.47  $             20.37  $            20.23  $             20.09
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            14,653  $            20,086  $            3,904  $               662

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   8.90%                8.79%               8.62%                8.46%

                        1997
  Units                                                           541                  931                 179                   39
  Unit Value                                      $             18.80  $             18.73  $            18.62  $             18.52
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            10,167  $            17,445  $            3,341  $               721

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  20.02%               19.90%              19.72%               19.54%

                        1996
  Units                                                           267                  493                 131                   45
  Unit Value                                      $             15.66  $             15.62  $            15.56  $             15.49
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,177  $             7,706  $            2,031  $               696

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                   7.73%                7.63%               7.49%               19.60%


                                                                               Developing Capital Markets Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           212                  218                  52                   11
  Unit Value                                      $              7.84  $              7.79  $             7.71  $              7.63
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,661  $             1,698  $              403  $                81

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                 -29.05%              -29.12%             -29.23%              -29.33%

                        1999
  Units                                                           284                  304                  55                   18
  Unit Value                                      $             11.05  $             10.98  $            10.89  $             10.80
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,140  $             3,334  $              603  $               199

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  64.70%               64.53%              64.28%               64.03%

                        1998
  Units                                                           107                  208                  49                   21
  Unit Value                                      $              6.71  $              6.68  $             6.63  $              6.58
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               721  $             1,388  $              326  $               141

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                 -29.74%              -29.81%             -29.92%              -30.02%

                        1997
  Units                                                           232                  273                  69                   23
  Unit Value                                      $              9.55  $              9.51  $             9.46  $              9.41
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,211  $             2,595  $              649  $               220

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -7.00%               -7.09%              -7.23%               -7.37%

                        1996
  Units                                                           193                  162                  51                   12
  Unit Value                                      $             10.27  $             10.24  $            10.20  $             10.15
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,982  $             1,661  $              525  $               126

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -1.90%               -1.99%              -2.12%                9.58%


                                                                               Small Cap Value Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           399                  270                  46                   10
  Unit Value                                      $             23.86  $             23.70  $            23.46  $             23.23
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             9,513  $             6,402  $            1,075  $               239

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  14.18%               14.06%              13.89%               13.72%

                        1999
  Units                                                           225                  177                  42                    6
  Unit Value                                      $             20.90  $             20.78  $            20.60  $             20.43
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,709  $             3,683  $              867  $               132

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  33.48%               33.34%              33.14%               32.94%

                        1998
  Units                                                           221                  207                  60                    6
  Unit Value                                      $             15.66  $             15.58  $            15.47  $             15.37
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,461  $             3,232  $              924  $                88

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -6.97%               -7.06%              -7.20%               -7.34%

                        1997
  Units                                                           198                  206                  43                   11
  Unit Value                                      $             16.83  $             16.77  $            16.68  $             16.58
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,333  $             3,460  $              719  $               183

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  11.17%               11.05%              10.88%               10.72%

                        1996
  Units                                                           108                  157                  28                    9
  Unit Value                                      $             15.14  $             15.10  $            15.04  $             14.98
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,634  $             2,365  $              423  $               137

  Expenses as a % of
    Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
  Total Return                                                  -5.02%               -5.10%              -5.23%               -4.42%


                                                                               Index 500 Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                1,447                 219                   53
  Unit Value                                      $              0.00  $             18.43  $            18.32  $             18.20
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            26,660  $            4,014  $               967

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               -9.91%             -10.05%              -10.18%

                        1999
  Units                                                             0                1,321                 205                   45
  Unit Value                                      $              0.00  $             20.46  $            20.36  $             20.27
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            27,023  $            4,176  $               921

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               19.78%              19.60%               19.41%

                        1998
  Units                                                             0                  824                 124                   30
  Unit Value                                      $              0.00  $             17.08  $            17.03  $             16.97
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            14,068  $            2,107  $               501

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               27.51%              27.32%               27.12%

                        1997
  Units                                                             0                  603                  57                    5
  Unit Value                                      $              0.00  $             13.39  $            13.37  $             13.35
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             8,073  $              759  $                65

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               33.21%              33.03%               32.84%

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               Balanced Capital Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                   26                   6                    0
  Unit Value                                      $              0.00  $             11.03  $            10.99  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $               288  $               67  $                 0

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                  N/A
  Total Return                                                     N/A                5.79%               5.63%                  N/A

                        1999
  Units                                                             0                   43                   0                    0
  Unit Value                                      $              0.00  $             10.43  $             0.00  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $               449  $                0  $                 0

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%                 N/A                  N/A
  Total Return                                                     N/A               -2.20%                 N/A                  N/A

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return



                                                                               Global Growth Focus Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                  503                  43                   18
  Unit Value                                      $              0.00  $             12.56  $            12.51  $             12.46
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             6,314  $              533  $               223

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A              -15.51%             -15.64%              -15.76%

                        1999
  Units                                                             0                  122                  19                    6
  Unit Value                                      $              0.00  $             14.86  $            14.83  $             14.79
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             1,807  $              286  $                86

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               69.78%              69.59%               69.39%

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                      Mercury HW International Value VIP Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                  270                  56                    6
  Unit Value                                      $              0.00  $             11.79  $            11.74  $             11.69
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             3,186  $              656  $                73

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A                2.25%               2.10%                1.94%

                        1999
  Units                                                             0                  182                  14                    8
  Unit Value                                      $              0.00  $             11.53  $            11.50  $             11.47
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             2,097  $              158  $                87

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               16.17%              16.00%               15.84%

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               Mercury V.I. U.S. Large Cap Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                  313                  45                    4
  Unit Value                                      $              0.00  $             10.07  $            10.05  $             10.03
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             3,155  $              457  $                38

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A              -16.45%             -16.58%              -16.70%

                        1999
  Units                                                             0                  213                  49                    4
  Unit Value                                      $              0.00  $             12.06  $            12.05  $             12.04
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             2,567  $              596  $                43

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               35.26%              35.08%               34.91%

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               Quasar Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                  122                  13                    0
  Unit Value                                      $              0.00  $              9.62  $             9.58  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             1,171  $              120  $                 0

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                  N/A
  Total Return                                                     N/A               -6.65%              -6.79%                  N/A

                        1999
  Units                                                             0                   65                   2                    0
  Unit Value                                      $              0.00  $             10.31  $            10.28  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $               668  $               22  $                 0

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                  N/A
  Total Return                                                     N/A               20.79%              20.63%                  N/A

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               Premier Growth Portfolio

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                1,637                 256                   75
  Unit Value                                      $              0.00  $             21.35  $            21.22  $             21.09
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            34,959  $            5,424  $             1,584

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A              -17.08%             -17.20%              -17.33%

                        1999
  Units                                                             0                1,685                 251                   71
  Unit Value                                      $              0.00  $             25.75  $            25.63  $             25.51
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            43,374  $            6,429  $             1,810

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               31.52%              31.32%               31.12%

                        1998
  Units                                                             0                  961                 134                   37
  Unit Value                                      $              0.00  $             19.58  $            19.52  $             19.46
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            18,814  $            2,625  $               727

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               47.08%              46.86%               46.64%

                        1997
  Units                                                             0                  279                  65                   12
  Unit Value                                      $              0.00  $             13.31  $            13.29  $             13.27
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             3,716  $              861  $               158

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               34.38%              34.19%               34.01%

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               MFS Emerging Growth Series

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                  836                 120                   30
  Unit Value                                      $              0.00  $             22.31  $            22.18  $             22.04
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            18,661  $            2,661  $               664

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A              -20.09%             -20.21%              -20.33%

                        1999
  Units                                                             0                  693                  98                   21
  Unit Value                                      $              0.00  $             27.92  $            27.79  $             27.67
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            19,336  $            2,736  $               576

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               75.65%              75.39%               75.13%

                        1998
  Units                                                             0                  363                  57                   10
  Unit Value                                      $              0.00  $             15.90  $            15.85  $             15.80
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             5,769  $              904  $               158

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               33.36%              33.16%               32.95%

                        1997
  Units                                                             0                  187                  33                    3
  Unit Value                                      $              0.00  $             11.92  $            11.90  $             11.88
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             2,228  $              395  $                38

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               36.39%              36.20%               36.01%

                        1996
  Units
  Unit Value                                                                           Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               MFS Research Series

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                  428                  65                   25
  Unit Value                                      $              0.00  $             17.24  $            17.13  $             17.03
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             7,380  $            1,108  $               424

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               -5.42%              -5.56%               -5.70%

                        1999
  Units                                                             0                  388                  52                   26
  Unit Value                                      $              0.00  $             18.23  $            18.14  $             18.06
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             7,067  $              942  $               470

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               23.30%              23.12%               22.93%

                        1998
  Units                                                             0                  291                  35                   21
  Unit Value                                      $              0.00  $             14.78  $            14.74  $             14.69
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             4,294  $              514  $               302

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               22.65%              22.46%               22.28%

                        1997
  Units                                                             0                  190                  25                    5
  Unit Value                                      $              0.00  $             12.05  $            12.03  $             12.01
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             2,287  $              302  $                58

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               25.45%              25.27%               25.10%

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               AIM V.I. Value Fund

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                1,121                 171                   57
  Unit Value                                      $              0.00  $             18.19  $            18.08  $             17.97
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            20,392  $            3,091  $             1,017

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A              -15.16%             -15.29%              -15.41%

                        1999
  Units                                                             0                  969                 161                   68
  Unit Value                                      $              0.00  $             21.44  $            21.34  $             21.24
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $            20,784  $            3,431  $             1,451

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               29.12%              28.92%               28.73%

                        1998
  Units                                                             0                  416                  44                   48
  Unit Value                                      $              0.00  $             16.60  $            16.55  $             16.50
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             6,908  $              729  $               798

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               31.61%              31.41%               31.21%

                        1997
  Units                                                             0                  235                  32                   11
  Unit Value                                      $              0.00  $             12.62  $            12.60  $             12.58
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             2,966  $              408  $               134

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               28.77%              28.60%               28.42%

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                               AIM V.I. Capital Appreciation

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                             0                  446                  63                   26
  Unit Value                                      $              0.00  $             17.08  $            16.98  $             16.87
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             7,626  $            1,062  $               447

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A              -11.44%             -11.58%              -11.71%

                        1999
  Units                                                             0                  254                  26                    3
  Unit Value                                      $              0.00  $             19.29  $            19.20  $             19.11
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             4,904  $              496  $                62

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               43.75%              43.53%               43.31%

                        1998
  Units                                                             0                  131                  16                    2
  Unit Value                                      $              0.00  $             13.42  $            13.38  $             13.33
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             1,756  $              219  $                23

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               18.59%              18.41%               18.23%

                        1997
  Units                                                             0                   98                  22                    2
  Unit Value                                      $              0.00  $             11.31  $            11.30  $             11.28
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $                 0  $             1,105                 248  $                20

  Expenses as a % of
    Average Net Assets                                             N/A                0.60%               0.75%                0.90%
  Total Return                                                     N/A               26.31%              26.13%               25.96%

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return


                                                                                       1997 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                     Division matured during the year

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1996
  Units                                                           646                1,029                 282                   15
  Unit Value                                      $             21.86  $             21.64  $            21.33  $             21.02
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            14,124  $            22,273  $            6,018  $               313

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   4.27%                4.16%               4.00%                3.83%


                                                                                       1998 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1998
  Units
  Unit Value                                                                     Division matured during the year

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units                                                           758                  970                 281                   31
  Unit Value                                      $             21.78  $             21.56  $            21.25  $             20.94
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            16,518  $            20,923  $            5,967  $               653

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   4.81%                4.70%               4.54%                4.39%

                        1996
  Units                                                           834                1,162                 322                   34
  Unit Value                                      $             20.78  $             20.59  $            20.33  $             20.06
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            17,340  $            23,929  $            6,547  $               673

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   3.84%                3.73%               3.57%                3.41%


                                                                                       1999 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units
  Unit Value                                                                     Division matured during the year

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1998
  Units                                                           515                  276                 102                   83
  Unit Value                                      $             22.27  $             22.04  $            21.72  $             21.41
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            11,459  $             6,079  $            2,209  $             1,783

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   4.80%                4.87%               4.71%                4.55%

                        1997
  Units                                                           486                  272                 103                   87
  Unit Value                                      $             21.21  $             21.02  $            20.74  $             20.47
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            10,304  $             5,725  $            2,135  $             1,776

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   5.30%                5.19%               5.03%                4.87%

                        1996
  Units                                                           523                  296                 108                   88
  Unit Value                                      $             20.14  $             19.98  $            19.75  $             19.52
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            10,526  $             5,908  $            2,137  $             1,714

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   3.14%                3.03%               2.88%                2.72%


                                                                                       2000 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units
  Unit Value                                                                     Division matured during the year

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units                                                           556                  285                  52                    6
  Unit Value                                      $             22.08  $             21.86  $            21.54  $             21.23
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            12,273  $             6,232  $            1,121  $               119

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   3.64%                3.53%               3.38%                3.22%

                        1998
  Units                                                           534                  321                  59                    6
  Unit Value                                      $             21.31  $             21.12  $            20.84  $             20.57
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            11,368  $             6,770  $            1,228  $               118

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   6.16%                6.05%               5.89%                5.73%

                        1997
  Units                                                           567                  295                  46                    8
  Unit Value                                      $             20.07  $             19.91  $            19.68  $             19.45
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            11,378  $             5,874  $              903  $               148

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   5.94%                5.83%               5.67%                5.51%

                        1996
  Units                                                           550                  337                  47                    8
  Unit Value                                      $             18.95  $             18.82  $            18.63  $             18.44
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            10,413  $             6,333  $              880  $               148

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   2.29%                2.19%               2.03%                1.87%


                                                                                       2001 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           350                  288                  85                    2
  Unit Value                                      $             52.60  $             51.74  $            50.50  $             49.30
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            18,411  $            14,902  $            4,311  $                74

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   5.47%                5.36%               5.20%                5.04%

                        1999
  Units                                                           396                  320                 101                    2
  Unit Value                                      $             49.88  $             49.11  $            48.01  $             46.93
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            19,732  $            15,711  $            4,858  $               101

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   2.18%                2.08%               1.92%                1.77%

                        1998
  Units                                                           407                  384                 109                   14
  Unit Value                                      $             48.81  $             48.11  $            47.10  $             46.12
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            19,871  $            18,462  $            5,121  $               646

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   7.20%                7.09%               6.93%                6.77%

                        1997
  Units                                                           447                  411                 110                   14
  Unit Value                                      $             45.53  $             44.92  $            44.05  $             43.19
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            20,349  $            18,458  $            4,859  $               617

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   6.59%                6.48%               6.32%                6.16%

                        1996
  Units                                                           484                  447                 117                   14
  Unit Value                                      $             42.72  $             42.19  $            41.43  $             40.68
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            20,688  $            18,854  $            4,842  $               589

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   1.47%                1.36%               1.21%                1.05%


                                                                                       2002 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           221                  165                  67                   57
  Unit Value                                      $             18.99  $             18.82  $            18.57  $             18.33
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,194  $             3,101  $            1,250  $             1,050

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   7.01%                6.90%               6.74%                6.58%

                        1999
  Units                                                           154                  178                  81                   59
  Unit Value                                      $             17.74  $             17.60  $            17.40  $             17.20
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,736  $             3,127  $            1,407  $             1,014

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   0.32%                0.21%               0.06%               -0.09%

                        1998
  Units                                                           182                  187                  84                   60
  Unit Value                                      $             17.69  $             17.56  $            17.39  $             17.21
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,220  $             3,278  $            1,455  $             1,033

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   8.48%                8.37%               8.21%                8.04%

                        1997
  Units                                                           192                  180                  76                   59
  Unit Value                                      $             16.30  $             16.21  $            16.07  $             15.93
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,131  $             2,918  $            1,217  $               941

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   7.33%                7.22%               7.06%                6.90%

                        1996
  Units                                                           179                  128                  67                   60
  Unit Value                                      $             15.19  $             15.12  $            15.01  $             14.90
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,726  $             1,933  $            1,006  $               894

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   0.74%                0.63%               0.48%                0.32%


                                                                                       2003 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           222                  138                  42                   10
  Unit Value                                      $             86.03  $             84.56  $            82.46  $             80.41
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            19,113  $            11,706  $            3,451  $               780

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   9.53%                9.41%               9.25%                9.08%

                        1999
  Units                                                           237                  156                  46                    9
  Unit Value                                      $             78.55  $             77.28  $            75.48  $             73.71
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            18,637  $            12,068  $            3,468  $               694

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -2.50%               -2.60%              -2.74%               -2.89%

                        1998
  Units                                                           278                  174                  47                    9
  Unit Value                                      $             80.56  $             79.34  $            77.61  $             75.91
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            22,376  $            13,778  $            3,611  $               712

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  10.32%               10.21%              10.04%                9.88%

                        1997
  Units                                                           303                  190                  51                    9
  Unit Value                                      $             73.02  $             71.99  $            70.52  $             69.09
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            22,113  $            13,701  $            3,576  $               630

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   8.89%                8.78%               8.62%                8.45%

                        1996
  Units                                                           321                  223                  53                    9
  Unit Value                                      $             67.06  $             66.18  $            64.93  $             63.70
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            21,551  $            14,761  $            3,436  $               584

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -0.39%               -0.50%              -0.65%               -0.80%


                                                                                       2004 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           266                  189                  54                    0
  Unit Value                                      $             16.31  $             16.20  $            16.04  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,334  $             3,054  $              871  $                 0

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                  N/A
  Total Return                                                  10.39%               10.28%              10.11%                  N/A

                        1999
  Units                                                           224                  193                  57                    0
  Unit Value                                      $             14.78  $             14.69  $            14.56  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,315  $             2,830  $              834  $                 0

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                  N/A
  Total Return                                                  -3.35%               -3.45%              -3.59%                  N/A

                        1998
  Units                                                           183                  172                  50                    0
  Unit Value                                      $             15.29  $             15.21  $            15.11  $              0.00
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,801  $             2,613  $              755  $                 0

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                  N/A
  Total Return                                                  10.75%               10.64%              10.47%                  N/A

                        1997
  Units                                                           220                  166                  49                    0
  Unit Value                                      $             13.80  $             13.75  $            13.67  $             13.60
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,034  $             2,282  $              667  $                 5

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                   9.50%                9.39%               9.22%                9.06%

                        1996
  Units                                                           257                  230                  71                    2
  Unit Value                                      $             12.61  $             12.57  $            12.52  $             12.47
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,236  $             2,890  $              894  $                24

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -0.81%               -0.91%              -1.06%               -1.21%


                                                                                       2005 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           148                   93                  11                    1
  Unit Value                                      $             65.28  $             64.21  $            62.67  $             61.18
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             9,650  $             5,945  $              719  $                34

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  12.19%               12.07%              11.90%               11.73%

                        1999
  Units                                                           181                   89                  11                    1
  Unit Value                                      $             58.19  $             57.29  $            56.01  $             54.75
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            10,549  $             5,107  $              634  $                31

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -4.95%               -5.04%              -5.19%               -5.33%

                        1998
  Units                                                           197                  114                  18                    1
  Unit Value                                      $             61.22  $             60.33  $            59.07  $             57.84
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            12,077  $             6,859  $            1,088  $                36

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  11.63%               11.52%              11.35%               11.18%

                        1997
  Units                                                           214                  118                  19                    1
  Unit Value                                      $             54.84  $             54.10  $            53.05  $             52.02
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            11,745  $             6,397  $              999  $                34

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  10.55%               10.44%              10.27%               10.11%

                        1996
  Units                                                           215                  119                  26                    1
  Unit Value                                      $             49.60  $             48.99  $            48.11  $             47.25
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $            10,650  $             5,837  $            1,249  $                33

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -1.51%               -1.61%              -1.76%               -1.91%


                                                                                       2006 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                            45                   73                   6                   32
  Unit Value                                      $             36.75  $             36.19  $            35.40  $             34.63
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,661  $             2,647  $              211  $             1,103

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  14.10%               13.98%              13.81%               13.64%

                        1999
  Units                                                            62                   79                   6                   33
  Unit Value                                      $             32.21  $             31.76  $            31.11  $             30.47
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,996  $             2,503  $              202  $               999

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -6.77%               -6.86%              -7.00%               -7.14%

                        1998
  Units                                                            62                   83                   4                   33
  Unit Value                                      $             34.55  $             34.10  $            33.45  $             32.81
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,135  $             2,847  $              147  $             1,094

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  13.06%               12.94%              12.77%               12.60%

                        1997
  Units                                                            59                  102                   7                   34
  Unit Value                                      $             30.56  $             30.19  $            29.66  $             29.14
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,799  $             3,092  $              201  $               987

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  11.53%               11.42%              11.25%               11.08%

                        1996
  Units                                                            67                  131                   9                   34
  Unit Value                                      $             27.40  $             27.10  $            26.66  $             26.24
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,829  $             3,559  $              233  $               902

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -2.05%               -2.16%              -2.31%               -2.46%


                                                                                       2007 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                            70                  163                  19                    0
  Unit Value                                      $             39.62  $             39.06  $            38.26  $             37.48
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,755  $             6,375  $              729  $                 7

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  15.92%               15.80%              15.63%               15.45%

                        1999
  Units                                                           100                  190                  20                    0
  Unit Value                                      $             34.18  $             33.73  $            33.09  $             32.46
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,415  $             6,406  $              654  $                 6

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -8.12%               -8.22%              -8.35%               -8.49%

                        1998
  Units                                                           119                  211                  26                    0
  Unit Value                                      $             37.20  $             36.75  $            36.11  $             35.48
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,413  $             7,737  $              922  $                10

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  13.85%               13.73%              13.56%               13.39%

                        1997
  Units                                                           123                  218                  26                    0
  Unit Value                                      $             32.67  $             32.31  $            31.80  $             31.29
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,022  $             7,055  $              827  $                 9

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  12.40%               12.29%              12.12%               11.95%

                        1996
  Units                                                           113                  201                  17                    0
  Unit Value                                      $             29.07  $             28.78  $            28.36  $             27.95
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,292  $             5,781  $              494  $                 9

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -2.73%               -2.83%              -2.98%               -3.13%


                                                                                       2008 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           147                  244                  45                    2
  Unit Value                                      $             37.46  $             36.97  $            36.27  $             35.58
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             5,511  $             9,026  $            1,631  $                69

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  17.73%               17.61%              17.43%               17.26%

                        1999
  Units                                                           198                  284                  55                    2
  Unit Value                                      $             31.81  $             31.43  $            30.88  $             30.34
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             6,311  $             8,923  $            1,692  $                60

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -9.62%               -9.72%              -9.85%               -9.99%

                        1998
  Units                                                           224                  314                  65                    2
  Unit Value                                      $             35.20  $             34.81  $            34.26  $             33.71
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             7,880  $            10,945  $            2,242  $                68

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  14.61%               14.49%              14.31%               14.14%

                        1997
  Units                                                           239                  353                  83                    4
  Unit Value                                      $             30.72  $             30.41  $            29.97  $             29.53
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             7,330  $            10,747  $            2,493  $               114

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  13.42%               13.31%              13.14%               12.96%

                        1996
  Units                                                           264                  392                  94                    2
  Unit Value                                      $             27.08  $             26.84  $            26.49  $             26.14
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             7,139  $            10,529  $            2,494  $                58

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -3.35%               -3.45%              -3.59%               -3.74%


                                                                                       2009 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           163                   67                  36                    4
  Unit Value                                      $             33.85  $             33.44  $            32.85  $             32.28
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             5,516  $             2,235  $            1,198  $               127

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  19.33%               19.20%              19.02%               18.84%

                        1999
  Units                                                           174                   78                  34                    4
  Unit Value                                      $             28.37  $             28.05  $            27.60  $             27.16
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             4,936  $             2,184  $              928  $               109

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                 -10.57%              -10.66%             -10.80%              -10.93%

                        1998
  Units                                                           172                   82                  38                    4
  Unit Value                                      $             31.72  $             31.40  $            30.95  $             30.50
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             5,444  $             2,566  $            1,173  $               129

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  15.04%               14.92%              14.75%               14.58%

                        1997
  Units                                                           198                   85                  40                    4
  Unit Value                                      $             27.57  $             27.32  $            26.97  $             26.62
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             5,458  $             2,316  $            1,090  $               113

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  14.26%               14.14%              13.97%               13.80%

                        1996
  Units                                                           222                   94                  50                    4
  Unit Value                                      $             24.13  $             23.94  $            23.66  $             23.39
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             5,348  $             2,257  $            1,172  $                96

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -3.98%               -4.08%              -4.23%               -4.38%


                                                                                       2010 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           111                   83                  14                   14
  Unit Value                                      $             32.85  $             32.49  $            31.97  $             31.46
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,646  $             2,697  $              442  $               443

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  20.96%               20.84%              20.66%               20.47%

                        1999
  Units                                                            82                   97                  16                   14
  Unit Value                                      $             27.16  $             26.89  $            26.50  $             26.11
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,237  $             2,620  $              415  $               374

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                 -11.22%              -11.31%             -11.44%              -11.58%

                        1998
  Units                                                           102                  114                  17                   32
  Unit Value                                      $             30.59  $             30.32  $            29.92  $             29.53
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,106  $             3,452  $              519  $               946

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  15.03%               14.91%              14.73%               14.56%

                        1997
  Units                                                           102                  118                  18                   37
  Unit Value                                      $             26.60  $             26.38  $            26.08  $             25.78
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,718  $             3,122  $              464  $               947

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  15.11%               14.99%              14.82%               14.64%

                        1996
  Units                                                            94                  165                  26                   32
  Unit Value                                      $             23.10  $             22.94  $            22.71  $             22.49
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             2,181  $             3,776  $              584  $               725

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -4.45%               -4.55%              -4.70%               -4.84%


                                                                                       2011 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                            45                   47                  10                    1
  Unit Value                                      $             27.60  $             27.32  $            26.92  $             26.53
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,248  $             1,295  $              273  $                16

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  22.47%               22.34%              22.15%               21.97%

                        1999
  Units                                                            48                    9                   4                    1
  Unit Value                                      $             22.53  $             22.33  $            22.04  $             21.75
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,078  $               210  $               95  $                13

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                 -11.73%              -11.82%             -11.96%              -12.09%

                        1998
  Units                                                            53                   13                   5                    1
  Unit Value                                      $             25.53  $             25.33  $            25.03  $             24.75
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,344  $               332  $              117  $                15

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  14.84%               14.72%              14.55%               14.38%

                        1997
  Units                                                            48                   13                   3                    1
  Unit Value                                      $             22.23  $             22.08  $            21.85  $             21.64
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,066  $               288  $               70  $                14

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  16.24%               16.12%              15.94%               15.77%

                        1996
  Units                                                            53                   15                   3                    1
  Unit Value                                      $             19.12  $             19.01  $            18.85  $             18.69
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             1,007  $               294  $               61  $                12

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -4.57%               -4.67%              -4.81%               -4.96%


                                                                                       2013 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                            10                   37                  11                    2
  Unit Value                                      $             20.61  $             20.44  $            20.21  $             19.98
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               202  $               765  $              225  $                42

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  24.82%               24.69%              24.50%               24.31%

                        1999
  Units                                                             9                   40                  12                    2
  Unit Value                                      $             16.51  $             16.40  $            16.23  $             16.07
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               155  $               650  $              192  $                35

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                 -13.21%              -13.30%             -13.43%              -13.56%

                        1998
  Units                                                            11                   47                  13                    2
  Unit Value                                      $             19.02  $             18.91  $            18.75  $             18.59
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               200  $               884  $              238  $                41

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  14.66%               14.54%              14.37%               14.20%

                        1997
  Units                                                             8                   45                  11                    2
  Unit Value                                      $             16.59  $             16.51  $            16.39  $             16.28
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               137  $               751  $              180  $                33

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  18.70%               18.58%              18.40%               18.22%

                        1996
  Units                                                            15                   48                  10                    2
  Unit Value                                      $             13.98  $             13.92  $            13.85  $             13.77
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               206  $               671  $              135  $                26

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -5.54%               -5.64%              -5.78%               -5.93%


                                                                                       2014 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                           322                  222                  50                    1
  Unit Value                                      $             20.36  $             20.22  $            20.02  $             19.82
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             6,557  $             4,483  $            1,008  $                21

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  26.01%               25.88%              25.69%               25.50%

                        1999
  Units                                                           497                  330                  62                    6
  Unit Value                                      $             16.16  $             16.06  $            15.93  $             15.79
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             8,036  $             5,294  $              995  $                88

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                 -14.00%              -14.09%             -14.22%              -14.35%

                        1998
  Units                                                           530                  356                 136                    5
  Unit Value                                      $             18.79  $             18.70  $            18.57  $             18.44
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             9,950  $             6,650  $            2,525  $                86

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  14.35%               14.23%              14.06%               13.88%

                        1997
  Units                                                           458                  276                 155                    5
  Unit Value                                      $             16.43  $             16.37  $            16.28  $             16.19
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             7,517  $             4,520  $            2,526  $                80

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  20.14%               20.01%              19.83%               19.65%

                        1996
  Units                                                           507                  501                 128                    6
  Unit Value                                      $             13.68  $             13.64  $            13.58  $             13.53
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             6,939  $             6,832  $            1,740  $                81

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  -6.16%               -6.26%              -6.41%               -6.55%


                                                                                       2019 Trust

                        2000
  (In thousands,                                         Contract             Contract            Contract             Contract
  except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                  -------------------- -------------------- ------------------- --------------------
  Units                                                            80                  152                  13                    0
  Unit Value                                      $             11.37  $             11.35  $            11.32  $             11.29
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $               913  $             1,725  $              142  $                 2

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                  29.18%               29.04%              28.85%               28.66%

                        1999
  Units                                                           377                  127                  42                    0
  Unit Value                                      $              8.80  $              8.79  $             8.79  $              8.78
                                                  -------------------- -------------------- ------------------- --------------------
  Net Assets                                      $             3,315  $             1,119  $              372  $                 3

  Expenses as a % of
    Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
  Total Return                                                 -15.23%              -15.33%             -15.47%              -15.61%

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1996
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

5. ALLOCATION OF INCOME TO SERIES

    The following table presents income by investment division for the year ended December 31, 2000:

   (In thousands)                                             Contract       Contract       Contract       Contract
                             2000                              Type1          Type 2         Type 3         Type 4         Total
                                                          -------------- -------------- -------------- -------------- --------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                               $       9,113  $       8,609  $       1,652  $         348  $      19,722
    Intermediate Government Bond Portfolio                        7,724          7,193          1,187            310         16,414
    Long-Term Corporate Bond Portfolio                            2,925          2,735            625            111          6,396
    Capital Stock Portfolio                                     (13,831)       (11,186)        (2,409)        (1,131)       (28,557)
    Growth Stock Portfolio                                      (15,144)       (12,861)        (2,583)        (1,065)       (31,653)
    Multiple Strategy Portfolio                                 (15,160)       (40,746)        (2,165)          (951)       (59,022)
    High Yield Portfolio                                         (1,012)        (1,745)          (199)           (72)        (3,028)
    Natural Resources Portfolio                                   1,632          1,462            284            421          3,799
    Global Strategy Portfolio                                    (5,576)        (6,510)        (1,606)          (662)       (14,354)
    Balanced Portfolio                                             (421)          (536)          (156)           (91)        (1,204)

   Investments in Merrill Lynch Variable
    Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                     (168)           (83)           (29)            (4)          (284)
     International Equity Focus Fund                               (645)          (606)          (184)            (2)        (1,437)
     Global Bond Focus Fund                                          (1)            (4)            (1)             0             (6)
     Basic Value Focus Fund                                       2,800          3,122            482             98          6,502
     Developing Capital Markets Focus Fund                         (735)          (754)          (180)           (36)        (1,705)
     Small Cap Value Focus Fund                                     887            593             98             22          1,600
     Index 500 Fund                                                   0         (2,910)          (445)          (109)        (3,464)
     Balanced Capital Focus Fund                                      0             12              3              0             15
     Global Growth Focus Fund                                         0         (1,496)          (128)           (53)        (1,677)

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                      0            226             45              5            276

   Investments in Mercury V.I. Funds, Inc.:
    Mercury V.I. U.S. Large Cap Fund                                  0           (581)           (86)            (7)          (674)

   Investments in Alliance Variable Products Series Fund, Inc.:
    Quasar Portfolio                                                  0           (221)           (23)             0           (244)
    Premier Growth Portfolio                                          0         (7,428)        (1,163)          (342)        (8,933)

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                        0         (5,118)          (736)          (184)        (6,038)
    MFS Research Series                                               0           (412)           (63)           (25)          (500)

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                               0         (3,726)          (573)          (191)        (4,490)
    AIM V.I. Capital Appreciation Fund                                0         (1,591)          (222)           (94)        (1,907)

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities Series A through L:
     2000 Trust                                                      56             27              5              0             88
     2001 Trust                                                   1,015            805            225              4          2,049
     2002 Trust                                                     285            205             80             67            637
     2003 Trust                                                   1,724          1,042            302             68          3,136
     2004 Trust                                                     422            293             82              0            797
     2005 Trust                                                   1,116            688             82              4          1,890
     2006 Trust                                                     218            347             27            141            733
     2007 Trust                                                     416            967            110              1          1,494
     2008 Trust                                                     896          1,464            262             11          2,633
     2009 Trust                                                     934            376            201             21          1,532
     2010 Trust                                                     674            493             80             80          1,327
     2011 Trust                                                     219            227             47              3            496
     2013 Trust                                                      42            158             46              9            255
     2014 Trust                                                   1,659          1,131            253              5          3,048
     2019 Trust                                                     276            525             40              1            842

    The following table presents income by investment division for the year ended December 31, 1999:

   (In thousands)                                             Contract       Contract       Contract       Contract
                             1999                              Type1          Type 2         Type 3         Type 4         Total
                                                          -------------- -------------- -------------- -------------- --------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                               $       7,731  $       7,503  $       1,281  $         355  $      16,870
    Intermediate Government Bond Portfolio                       (1,471)        (1,524)          (283)           (81)        (3,359)
    Long-Term Corporate Bond Portfolio                           (1,161)        (1,119)          (278)           (69)        (2,627)
    Capital Stock Portfolio                                      35,285         29,472          6,326          2,893         73,976
    Growth Stock Portfolio                                       57,805         50,150         10,290          3,899        122,144
    Multiple Strategy Portfolio                                  52,629        138,642          7,150          2,965        201,386
    High Yield Portfolio                                          1,236          1,946            240             59          3,481
    Natural Resources Portfolio                                     834            866            223            128          2,051
    Global Strategy Portfolio                                    10,546         12,908          3,002          1,232         27,688
    Balanced Portfolio                                            2,395          2,868            759            417          6,439

  Investments in Merrill Lynch Variable
    Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                      376            262             77             10            725
     International Equity Focus Fund                                741          1,097            389              9          2,236
     Global Bond Focus Fund                                           0            (77)           (30)             0           (107)
     Basic Value Focus Fund                                       3,082          3,897            715            118          7,812
     Developing Capital Markets Focus Fund                          902            956            172             56          2,086
     Small Cap Value Focus Fund                                   1,132            881            206             31          2,250
     Index 500 Fund                                                   0          3,840            588            129          4,557
     Balanced Capital Focus Fund                                      0              2              0              0              2
     Global Growth Focus Fund                                         0            341             54             16            411

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                      0            151             11              7            169

   Investments in Mercury V.I. Funds, Inc.:
    Mercury V.I. U.S. Large Cap Fund                                  0            358             83              6            447

   Investments in Alliance Variable Products Series Fund, inc.:
    Quasar Portfolio                                                  0             91              3              0             94
    Premier Growth Portfolio                                          0          8,991          1,325            372         10,688

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                        0          7,381          1,042            218          8,641
    MFS Research Series                                               0          1,292            170             85          1,547

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                               0          3,638            599            249          4,486
    AIM V.I. Capital Appreciation Fund                                0          1,161            117             15          1,293

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities, Series A through L.
     1999 Trust                                                      42             22              7              6             77
     2000 Trust                                                     449            219             38              4            710
     2001 Trust                                                     452            325             98              1            876
     2002 Trust                                                       6              5              0             (1)            10
     2003 Trust                                                    (531)          (356)          (107)           (22)        (1,016)
     2004 Trust                                                    (104)           (92)           (29)             0           (225)
     2005 Trust                                                    (600)          (301)           (39)            (2)          (942)
     2006 Trust                                                    (147)          (188)           (15)           (78)          (428)
     2007 Trust                                                    (338)          (638)           (67)            (1)        (1,044)
     2008 Trust                                                    (729)        (1,040)          (201)            (7)        (1,977)
     2009 Trust                                                    (597)          (267)          (116)           (14)          (994)
     2010 Trust                                                    (334)          (394)           (63)           (61)          (852)
     2011 Trust                                                    (156)           (31)           (14)            (2)          (203)
     2013 Trust                                                     (26)          (111)           (32)            (6)          (175)
     2014 Trust                                                  (1,659)        (1,096)          (215)           (18)        (2,988)
     2019 Trust                                                      29             10              2              0             41

    The following table presents income by investment division for the year ended December 31, 1998:

   (In thousands)                                             Contract       Contract       Contract       Contract
                             1998                              Type1          Type 2         Type 3         Type 4         Total
                                                          -------------- -------------- -------------- -------------- --------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                               $       8,295  $       8,393  $       1,442  $         298  $      18,428
    Intermediate Government Bond Portfolio                        6,496          6,363          1,159            279         14,297
    Long-Term Corporate Bond Portfolio                            3,152          2,918            662            124          6,856
    Capital Stock Portfolio                                      15,211         13,332          2,920          1,304         32,767
    Growth Stock Portfolio                                       40,688         36,667          7,277          2,820         87,452
    Multiple Strategy Portfolio                                  28,185         73,951          4,038          1,527        107,701
    High Yield Portfolio                                         (1,509)        (2,709)          (377)           (91)        (4,686)
    Natural Resources Portfolio                                    (570)          (717)          (149)           (89)        (1,525)
    Global Strategy Portfolio                                     4,923          6,756          1,454            585         13,718
    Balanced Portfolio                                            3,765          4,667          1,087            614         10,133

   Investments in Merrill Lynch Variable
    Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                      478            489             91              0          1,058
     International Equity Focus Fund                                157            250             84              3            494
     Global Bond Focus Fund                                           0             89              5              1             95
     Basic Value Focus Fund                                         936          1,255            237             38          2,466
     Developing Capital Markets Focus Fund                         (382)          (734)          (173)           (75)        (1,364)
     Small Cap Value Focus Fund                                    (290)          (276)           (79)            (8)          (653)
     Index 500 Fund                                                   0          2,427            362             87          2,876

   Investments in Alliance Variable Products Series Fund, inc.:
    Premier Growth Portfolio                                          0          4,115            571            158          4,844

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                        0          1,186            185             32          1,403
    MFS Research Series                                               0            636             76             45            757

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                               0          1,407            147            162          1,716
    AIM V.I. Capital Appreciation Fund                                0            214             26              3            243

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities, Series A through L.
     1998 Trust                                                      82            101             27              3            213
     1999 Trust                                                     553            288            101             79          1,021
     2000 Trust                                                     714            429             77              7          1,227
     2001 Trust                                                   1,391          1,274            347             43          3,055
     2002 Trust                                                     258            264            116             80            718
     2003 Trust                                                   2,168          1,322            341             67          3,898
     2004 Trust                                                     277            257             73              0            607
     2005 Trust                                                   1,310            740            116              4          2,170
     2006 Trust                                                     264            345             17            131            757
     2007 Trust                                                     545            947            111              1          1,604
     2008 Trust                                                   1,076          1,483            300              9          2,868
     2009 Trust                                                     765            360            163             18          1,306
     2010 Trust                                                     407            448             67            120          1,042
     2011 Trust                                                     172             42             14              2            230
     2013 Trust                                                      25            107             28              5            165
     2014 Trust                                                   1,097            721            267              9          2,094

6. UNIT ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 2000, 1999 and 1998 were as follows:

                                                                               Money Reserve Portfolio

                                                 Contract         Contract         Contract         Contract
  (In thousands)                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                      5,203            5,264              898              210           11,575
  Activity during 1998:
       Issued                                         2,605            4,877            1,033              150            8,665
       Redeemed                                      (2,735)          (4,808)            (960)            (145)          (8,648)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                    5,073            5,333              971              215           11,592
  Activity during 1999:
       Issued                                         2,506            4,427              996              202            8,131
       Redeemed                                      (2,931)          (5,029)          (1,107)            (166)          (9,233)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                    4,648            4,731              860              251           10,490
  Activity during 2000:
       Issued                                         2,246            4,230            1,091               82            7,649
       Redeemed                                      (2,528)          (4,652)          (1,080)            (137)          (8,397)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                    4,366            4,309              871              196            9,742
                                            ================ ================ ================ ================ ================




                                                                               Intermediate Government Bond Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                      1,657            1,718              317               84            3,776
  Activity during 1998:
       Issued                                           321              407               82                6              816
       Redeemed                                        (325)            (454)             (81)              (9)            (869)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                    1,653            1,671              318               81            3,723
  Activity during 1999:
       Issued                                           281              313               46                8              648
       Redeemed                                        (426)            (484)            (105)             (16)          (1,031)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                    1,508            1,500              259               73            3,340
  Activity during 2000:
       Issued                                           140              115               15                7              277
       Redeemed                                        (317)            (335)             (53)             (20)            (725)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                    1,331            1,280              221               60            2,892
                                            ================ ================ ================ ================ ================

                                                                               Long-Term Corporate Bond Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                        805              699              168               47            1,719
  Activity during 1998:
       Issued                                           104              189               29               15              337
       Redeemed                                        (207)            (220)             (38)             (29)            (494)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      702              668              159               33            1,562
  Activity during 1999:
       Issued                                            74               94               16               10              194
       Redeemed                                        (134)            (154)             (27)              (7)            (322)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      642              608              148               36            1,434
  Activity during 2000:
       Issued                                            42               56               11                3              112
       Redeemed                                        (148)            (146)             (35)             (15)            (344)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      536              518              124               24            1,202
                                            ================ ================ ================ ================ ================





                                                                               Capital Stock Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                      1,405            1,291              307              135            3,138
  Activity during 1998:
       Issued                                           212              248               39                6              505
       Redeemed                                        (330)            (380)             (82)             (19)            (811)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                    1,287            1,159              264              122            2,832
  Activity during 1999:
       Issued                                           208              150               39                2              399
       Redeemed                                        (263)            (255)             (69)             (13)            (600)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                    1,232            1,054              234              111            2,631
  Activity during 2000:
       Issued                                           191              129               71                2              393
       Redeemed                                        (284)            (253)            (102)             (16)            (655)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                    1,139              930              203               97            2,369
                                            ================ ================ ================ ================ ================

                                                                               Growth Stock Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                      1,744            1,705              346              140            3,935
  Activity during 1998:
       Issued                                           645              620              102               11            1,378
       Redeemed                                        (645)            (718)            (119)             (19)          (1,501)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                    1,744            1,607              329              132            3,812
  Activity during 1999:
       Issued                                           463              459               88               16            1,026
       Redeemed                                        (441)            (499)             (85)             (18)          (1,043)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                    1,766            1,567              332              130            3,795
  Activity during 2000:
       Issued                                           440              455               64                6              965
       Redeemed                                        (417)            (499)             (88)              (8)          (1,012)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                    1,789            1,523              308              128            3,748
                                            ================ ================ ================ ================ ================




                                                                               Multiple Strategy Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                      6,716           18,349            1,013              408           26,486
  Activity during 1998:
       Issued                                           365              725               39               13            1,142
       Redeemed                                        (883)          (2,396)            (108)             (51)          (3,438)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                    6,198           16,678              944              370           24,190
  Activity during 1999:
       Issued                                           368              726               38               13            1,145
       Redeemed                                      (1,011)          (2,464)            (186)             (44)          (3,705)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                    5,555           14,940              796              339           21,630
  Activity during 2000:
       Issued                                           434              522               30               10              996
       Redeemed                                        (954)          (1,986)            (115)             (38)          (3,093)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                    5,035           13,476              711              311           19,533
                                            ================ ================ ================ ================ ================

                                                                                High Yield Portfolio

                                                 Contract         Contract         Contract         Contract
   (In thousands)                                 Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                        918            1,726              223               52            2,919
  Activity during 1998:
       Issued                                           228              568              128               10              934
       Redeemed                                        (322)            (829)            (149)             (13)          (1,313)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      824            1,465              202               49            2,540
  Activity during 1999:
       Issued                                           118              382              139                2              641
       Redeemed                                        (251)            (714)            (192)             (13)          (1,170)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      691            1,133              149               38            2,011
  Activity during 2000:
       Issued                                           115              144              172               11              442
       Redeemed                                        (278)            (364)            (219)             (11)            (872)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      528              913              102               38            1,581
                                            ================ ================ ================ ================ ================




                                                                               Natural Resources Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                        528              649              124               69            1,370
  Activity during 1998:
       Issued                                           213              316               47               10              586
       Redeemed                                        (344)            (462)             (66)             (15)            (887)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      397              503              105               64            1,069
  Activity during 1999:
       Issued                                           353              566               36                8              963
       Redeemed                                        (391)            (689)             (41)             (13)          (1,134)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      359              380              100               59              898
  Activity during 2000:
       Issued                                           570              361                8               69            1,008
       Redeemed                                        (479)            (331)             (26)              (4)            (840)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      450              410               82              124            1,066
                                            ================ ================ ================ ================ ================


                                                                               Global Strategy Portfolio
                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                      2,422            3,373              749              289            6,833
  Activity during 1998:
       Issued                                           262              334               53               16              665
       Redeemed                                        (743)            (978)            (193)             (52)          (1,966)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                    1,941            2,729              609              253            5,532
  Activity during 1999:
       Issued                                           182              144               54                7              387
       Redeemed                                        (380)            (696)            (143)             (41)          (1,260)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                    1,743            2,177              520              219            4,659
  Activity during 2000:
       Issued                                           197              126               31                7              361
       Redeemed                                        (350)            (442)             (89)             (35)            (916)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                    1,590            1,861              462              191            4,104
                                            ================ ================ ================ ================ ================





                                                                                   Balanced Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                           ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                      1,012            1,428              358              198            2,996
  Activity during 1998:
       Issued                                           213              280               37                9              539
       Redeemed                                        (187)            (392)             (79)             (24)            (682)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                    1,038            1,316              316              183            2,853
  Activity during 1999:
       Issued                                           138              134               50               19              341
       Redeemed                                        (244)            (304)             (53)             (23)            (624)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      932            1,146              313              179            2,570
  Activity during 2000:
       Issued                                            92              160               11                7              270
       Redeemed                                        (191)            (323)             (57)             (46)            (617)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      833              983              267              140            2,223
                                            ================ ================ ================ ================ ================


                                                                        Utilities & Telecommunications Focus Fund
                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                        132              148               23                0              303
  Activity during 1998:
       Issued                                           132              214               31                4              381
       Redeemed                                        (130)            (223)             (28)              (4)            (385)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      134              139               26                0              299
  Activity during 1999:
       Issued                                            91               69               12                4              176
       Redeemed                                         (67)             (95)              (5)               0             (167)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      158              113               33                4              308
  Activity during 2000:
       Issued                                            73               55                1                0              129
       Redeemed                                         (40)             (77)              (3)               0             (120)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      191               91               31                4              317
                                            ================ ================ ================ ================ ================




                                                                               International Equity Focus Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                        219              318              159                6              702
  Activity during 1998:
       Issued                                            48              923              874               26            1,871
       Redeemed                                         (81)            (941)            (927)             (28)          (1,977)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      186              300              106                4              596
  Activity during 1999:
       Issued                                            78              868              834               32            1,812
       Redeemed                                        (102)            (926)            (853)             (34)          (1,915)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                     162              242               87                2              493
  Activity during 2000:
       Issued                                           206                4                0                0              210
       Redeemed                                        (145)             (36)             (23)              (1)            (205)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      223              210               64                1              498
                                            ================ ================ ================ ================ ================

                                                                               Global Bond Focus Fund

                                                 Contract         Contract         Contract         Contract
   (In thousands)                                 Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          0               22               15                0               37
  Activity during 1998:
       Issued                                             0              372               11                1              384
       Redeemed                                           0             (233)             (16)               0             (249)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0              161               10                1              172
  Activity during 1999:
       Issued                                             0              108                0                0              108
       Redeemed                                           0             (251)              (3)              (1)            (255)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0               18                7                0               25
  Activity during 2000:
       Issued                                             0                0                0                0                0
       Redeemed                                           0               (7)              (4)               0              (11)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0               11                3                0               14
                                            ================ ================ ================ ================ ================




                                                                               Basic Value Focus Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                        541              931              179               39            1,690
  Activity during 1998:
       Issued                                           439              637               75                9            1,160
       Redeemed                                        (264)            (582)             (61)             (15)            (922)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      716              986              193               33            1,928
  Activity during 1999:
       Issued                                           485              737               98               14            1,334
       Redeemed                                        (305)            (574)             (76)             (11)            (966)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      896            1,149              215               36            2,296
  Activity during 2000:
       Issued                                           410              349               53                7              819
       Redeemed                                        (358)            (423)             (97)              (7)            (885)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      948            1,075              171               36            2,230
                                            ================ ================ ================ ================ ================

                                                                         Developing Capital Markets Focus Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                        232              273               69               23              597
  Activity during 1998:
       Issued                                            83              442               89                0              614
       Redeemed                                        (208)            (507)            (109)              (2)            (826)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      107              208               49               21              385
  Activity during 1999:
       Issued                                           737              633              100               15            1,485
       Redeemed                                        (560)            (537)             (94)             (18)          (1,209)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      284              304               55               18              661
  Activity during 2000:
       Issued                                           373              268              397                6            1,044
       Redeemed                                        (445)            (354)            (400)             (13)          (1,212)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      212              218               52               11              493
                                            ================ ================ ================ ================ ================





                                                                               Small Cap Value Focus Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                        198              206               43               11              458
  Activity during 1998:
       Issued                                           196              264              113                4              577
       Redeemed                                        (173)            (263)             (96)              (9)            (541)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                      221              207               60                6              494
  Activity during 1999:
       Issued                                           225              115               60               15              415
       Redeemed                                        (221)            (145)             (78)             (15)            (459)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                      225              177               42                6              450
  Activity during 2000:
       Issued                                           426              250               45                4              725
       Redeemed                                        (252)            (157)             (41)               0             (450)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      399              270               46               10              725
                                            ================ ================ ================ ================ ================

                                                                                     Index 500 Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          0              603               57                5              665
  Activity during 1998:
       Issued                                             0              999              136               29            1,164
       Redeemed                                           0             (778)             (69)              (4)            (851)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0              824              124               30              978
  Activity during 1999:
       Issued                                             0            1,124              295               33            1,452
       Redeemed                                           0             (627)            (214)             (18)            (859)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0            1,321              205               45            1,571
  Activity during 2000:
       Issued                                             0              821              199               35            1,055
       Redeemed                                           0             (695)            (185)             (27)            (907)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0            1,447              219               53            1,719
                                            ================ ================ ================ ================ ================




                                                                               Balanced Capital Focus Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          0                0                0                0                0
  Activity during 1998:
       Issued                                             0                0                0                0                0
       Redeemed                                           0                0                0                0                0
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0                0                0                0                0
  Activity during 1999:
       Issued                                             0               73                0                0               73
       Redeemed                                           0              (30)               0                0              (30)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0               43                0                0               43
  Activity during 2000:
       Issued                                             0               11                6                0               17
       Redeemed                                           0              (28)               0                0              (28)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0               26                6                0               32
                                            ================ ================ ================ ================ ================

                                                                               Global Growth Focus Fund

                                                 Contract         Contract         Contract         Contract
   (In thousands)                                 Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          0                0                0                0                0
  Activity during 1998:
       Issued                                             0                0                0                0                0
       Redeemed                                           0                0                0                0                0
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0                0                0                0                0
  Activity during 1999:
       Issued                                             0              164               56                6              226
       Redeemed                                           0              (42)             (37)               0              (79)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0              122               19                6              147
  Activity during 2000:
       Issued                                             0              798              146               18              962
       Redeemed                                           0             (417)            (122)              (6)            (545)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0              503               43               18              564
                                            ================ ================ ================ ================ ================




                                                                         Mercury HW Int'l Value V I P Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          0                0                0                0                0
  Activity during 1998:
       Issued                                             0                0                0                0                0
       Redeemed                                           0                0                0                0                0
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0                0                0                0                0
  Activity during 1999:
       Issued                                             0            1,155              377               27            1,559
       Redeemed                                           0             (973)            (363)             (19)          (1,355)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0              182               14                8              204
  Activity during 2000:
       Issued                                             0            2,157            1,158               65            3,380
       Redeemed                                           0           (2,069)          (1,116)             (67)          (3,252)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0              270               56                6              332
                                            ================ ================ ================ ================ ================

                                                                          Mercury  V.I. U.S. Large Cap Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          0                0                0                0                0
  Activity during 1998:
       Issued                                             0                0                0                0                0
       Redeemed                                           0                0                0                0                0
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0                0                0                0                0
  Activity during 1999:
       Issued                                             0              380               50                4              434
       Redeemed                                           0             (167)              (1)               0             (168)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0              213               49                4              266
  Activity during 2000:
       Issued                                             0              304               45                0              349
       Redeemed                                           0             (204)             (49)               0             (253)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0              313               45                4              362
                                            ================ ================ ================ ================ ================





                                                                                    Quasar Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          0                0                0                0                0
  Activity during 1998:
       Issued                                             0                0                0                0                0
       Redeemed                                           0                0                0                0                0
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0                0                0                0                0
  Activity during 1999:
       Issued                                             0               71               12                0               83
       Redeemed                                           0               (6)             (10)               0              (16)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0               65                2                0               67
  Activity during 2000:
       Issued                                             0              223              327                0              550
       Redeemed                                           0             (166)            (316)               0             (482)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0              122               13                0              135
                                            ================ ================ ================ ================ ================

                                                                               Premier Growth Portfolio

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          0              279               65               12              356
  Activity during 1998:
       Issued                                             0            2,068              242               29            2,339
       Redeemed                                           0           (1,386)            (173)              (4)          (1,563)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0              961              134               37            1,132
  Activity during 1999:
       Issued                                             0            1,919              193               41            2,153
       Redeemed                                           0           (1,195)             (76)              (7)          (1,278)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0            1,685              251               71            2,007
  Activity during 2000:
       Issued                                             0              758              128               15              901
       Redeemed                                           0             (806)            (123)             (11)            (940)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0            1,637              256               75            1,968
                                            ================ ================ ================ ================ ================




                                                                               MFS Emerging Growth Series

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          0              187               33                3              223
  Activity during 1998:
       Issued                                             0              561               45               14              620
       Redeemed                                           0             (385)             (21)              (7)            (413)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0              363               57               10              430
  Activity during 1999:
       Issued                                             0              581               79               44              704
       Redeemed                                           0             (251)             (38)             (33)            (322)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0              693               98               21              812
  Activity during 2000:
       Issued                                             0              873              127               16            1,016
       Redeemed                                           0             (730)            (105)              (7)            (842)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0              836              120               30              986
                                            ================ ================ ================ ================ ================

                                                                                  MFS Research Series

                                                 Contract         Contract         Contract         Contract
   (In thousands)                                 Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          0              190               25                5              220
  Activity during 1998:
       Issued                                             0              324               23               45              392
       Redeemed                                           0             (223)             (13)             (29)            (265)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0              291               35               21              347
  Activity during 1999:
       Issued                                             0              200               40                7              247
       Redeemed                                           0             (103)             (23)              (2)            (128)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0              388               52               26              466
  Activity during 2000:
       Issued                                             0              171               30                2              203
       Redeemed                                           0             (131)             (17)              (3)            (151)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0              428               65               25              518
                                            ================ ================ ================ ================ ================




                                                                                 AIM V.I. Value Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
                                            ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          0              235               32               11              278
  Activity during 1998:
       Issued                                             0              328               31               40              399
       Redeemed                                           0             (147)             (19)              (3)            (169)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        0              416               44               48              508
  Activity during 1999:
       Issued                                             0              819              151               22              992
       Redeemed                                           0             (266)             (34)              (2)            (302)
                                            ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        0              969              161               68            1,198
  Activity during 2000:
       Issued                                             0              516               72               12              600
       Redeemed                                           0             (364)             (62)             (23)            (449)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        0            1,121              171               57            1,349
                                             ================ ================ ================ ================ ================

                                                                               AIM V.I. Capital Appreciation Fund

                                                 Contract         Contract         Contract         Contract
                                                  Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                           0               98               22                2              122
  Activity during 1998:
       Issued                                              0              280                1                0              281
       Redeemed                                            0             (247)              (7)               0             (254)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                         0              131               16                2              149
  Activity during 1999:
       Issued                                              0              245               22                3              270
       Redeemed                                            0             (122)             (12)              (2)            (136)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                         0              254               26                3              283
  Activity during 2000:
       Issued                                              0              646               92               23              761
       Redeemed                                            0             (454)             (55)               0             (509)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         0              446               63               26              535
                                             ================ ================ ================ ================ ================





                                                                                       1998 Trust

                                                  Contract         Contract         Contract         Contract
                                                   Type 1           Type 2           Type 3           Type 4           Total
                                             ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                         758              970              281               31            2,040
  Activity during 1998:
       Issued                                              0                0                0                0                0
       Redeemed                                         (758)            (970)            (281)             (31)          (2,040)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                         0                0                0                0                0
  Activity during 1999:
       Issued                                              0                0                0                0                0
       Redeemed                                            0                0                0                0                0
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                         0                0                0                0                0
  Activity during 2000:
       Issued                                              0                0                0                0                0
       Redeemed                                            0                0                0                0                0
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         0                0                0                0                0
                                             ================ ================ ================ ================ ================

                                                                                       1999 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                         486              272              103               87              948
  Activity during 1998:
       Issued                                             29                4                1                0               34
       Redeemed                                            0                0               (2)              (4)              (6)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                       515              276              102               83              976
  Activity during 1999:
       Issued                                              0                0                0                0                0
       Redeemed                                         (515)            (276)            (102)             (83)            (976)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                         0                0                0                0                0
  Activity during 2000:
       Issued                                              0                0                0                0                0
       Redeemed                                            0                0                0                0                0
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         0                0                0                0                0
                                             ================ ================ ================ ================ ================




                                                                                       2000 Trust

                                                  Contract         Contract         Contract         Contract
                                                   Type 1           Type 2           Type 3           Type 4           Total
                                             ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                         567              295               46                8              916
  Activity during 1998:
       Issued                                            141               66               26                0              233
       Redeemed                                         (174)             (40)             (13)              (2)            (229)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                       534              321               59                6              920
  Activity during 1999:
       Issued                                             84               33                2                0              119
       Redeemed                                          (62)             (69)              (9)               0             (140)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                       556              285               52                6              899
  Activity during 2000:
       Issued                                              0                0                0                0                0
       Redeemed                                         (556)            (285)             (52)              (6)            (899)
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         0                0                0                0                0
                                             ================ ================ ================ ================ ================

                                                                                       2001 Trust

                                                  Contract         Contract         Contract         Contract
   (In thousands)                                  Type 1           Type 2           Type 3           Type 4           Total
                                             ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                         447              411              110               14              982
  Activity during 1998:
       Issued                                             20               40                6                0               66
       Redeemed                                          (60)             (67)              (7)               0             (134)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        407              384              109               14              914
  Activity during 1999:
       Issued                                              26               13                3                0               42
       Redeemed                                           (37)             (77)             (11)             (12)            (137)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        396              320              101                2              819
  Activity during 2000:
       Issued                                              31               29                3                0               63
       Redeemed                                           (77)             (61)             (19)               0             (157)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        350              288               85                2              725
                                              ================ ================ ================ ================ ================




                                                                                       2002 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          192              180               76               59              507
  Activity during 1998:
       Issued                                              94               23               24                2              143
       Redeemed                                          (104)             (16)             (16)              (1)            (137)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        182              187               84               60              513
  Activity during 1999:
       Issued                                              28               23                3                0               54
       Redeemed                                           (56)             (32)              (6)              (1)             (95)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        154              178               81               59              472
  Activity during 2000:
       Issued                                              78               14                1                0               93
       Redeemed                                           (11)             (27)             (15)              (2)             (55)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        221              165               67               57              510
                                              ================ ================ ================ ================ ================

                                                                                       2003 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          303              190               51                9              553
  Activity during 1998:
       Issued                                               9                8                0                1               18
       Redeemed                                           (34)             (24)              (4)              (1)             (63)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        278              174               47                9              508
  Activity during 1999:
       Issued                                              19                5                4                0               28
       Redeemed                                           (60)             (23)              (5)               0              (88)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        237              156               46                9              448
  Activity during 2000:
       Issued                                              28                6                2                1               37
       Redeemed                                           (43)             (24)              (6)               0              (73)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        222              138               42               10              412
                                              ================ ================ ================ ================ ================





                                                                                       2004 Trust

                                                  Contract         Contract         Contract         Contract
                                                   Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          220              166               49                0              435
  Activity during 1998:
       Issued                                              45               10                2                0               57
       Redeemed                                           (82)              (4)              (1)               0              (87)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        183              172               50                0              405
  Activity during 1999:
       Issued                                              74               45                8                0              127
       Redeemed                                           (33)             (24)              (1)               0              (58)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        224              193               57                0              474
  Activity during 2000:
       Issued                                              88               27                0                0              115
       Redeemed                                           (46)             (31)              (3)               0              (80)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        266              189               54                0              509
                                              ================ ================ ================ ================ ================

                                                                                       2005 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          214              118               19                1              352
  Activity during 1998:
       Issued                                              23                6                2                0               31
       Redeemed                                           (40)             (10)              (3)               0              (53)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        197              114               18                1              330
  Activity during 1999:
       Issued                                               7                7                2                0               16
       Redeemed                                           (23)             (32)              (9)               0              (64)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        181               89               11                1              282
  Activity during 2000:
       Issued                                              29               17                2                0               48
       Redeemed                                           (62)             (13)              (2)               0              (77)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        148               93               11                1              253
                                              ================ ================ ================ ================ ================




                                                                                       2006 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                           59              102                7               34              202
  Activity during 1998:
       Issued                                               7               13                2                0               22
       Redeemed                                            (4)             (32)              (5)              (1)             (42)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                         62               83                4               33              182
  Activity during 1999:
       Issued                                               3                1                2                0                6
       Redeemed                                            (3)              (5)               0                0               (8)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                         62               79                6               33              180
  Activity during 2000:
       Issued                                               4                0                0                0                4
       Redeemed                                           (21)              (6)               0               (1)             (28)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         45               73                6               32              156
                                              ================ ================ ================ ================ ================

                                                                                       2007 Trust

                                                   Contract         Contract         Contract         Contract
   (In thousands)                                   Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          123              218               26                0              367
  Activity during 1998:
       Issued                                               8                8                1                0               17
       Redeemed                                           (12)             (15)              (1)               0              (28)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        119              211               26                0              356
  Activity during 1999:
       Issued                                               2                9                1                0               12
       Redeemed                                           (21)             (30)              (7)               0              (58)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        100              190               20                0              310
  Activity during 2000:
       Issued                                              10                5                0                0               15
       Redeemed                                           (40)             (32)              (1)               0              (73)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         70              163               19                0              252
                                              ================ ================ ================ ================ ================




                                                                                       2008 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          239              353               83                4              679
  Activity during 1998:
       Issued                                              29               37                6                0               72
       Redeemed                                           (44)             (76)             (24)              (2)            (146)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        224              314               65                2              605
  Activity during 1999:
       Issued                                               9               13                2                0               24
       Redeemed                                           (35)             (43)             (12)               0              (90)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        198              284               55                2              539
  Activity during 2000:
       Issued                                              14                2                0                0               16
       Redeemed                                           (65)             (42)             (10)               0             (117)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        147              244               45                2              438
                                              ================ ================ ================ ================ ================

                                                                                       2009 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          198               85               40                4              327
  Activity during 1998:
       Issued                                               7                6                0                0               13
       Redeemed                                           (33)              (9)              (2)               0              (44)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        172               82               38                4              296
  Activity during 1999:
       Issued                                              29                7                1                0               37
       Redeemed                                           (27)             (11)              (5)               0              (43)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        174               78               34                4              290
  Activity during 2000:
       Issued                                               6                2                5                0               13
       Redeemed                                           (17)             (13)              (3)               0              (33)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        163               67               36                4              270
                                              ================ ================ ================ ================ ================





                                                                                       2010 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                          102              118               18               37              275
  Activity during 1998:
       Issued                                              14               17               68                8              107
       Redeemed                                           (14)             (21)             (69)             (13)            (117)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        102              114               17               32              265
  Activity during 1999:
       Issued                                               8                9               81               26              124
       Redeemed                                           (28)             (26)             (82)             (44)            (180)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                         82               97               16               14              209
  Activity during 2000:
       Issued                                              52               32               90               29              203
       Redeemed                                           (23)             (46)             (92)             (29)            (190)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        111               83               14               14              222
                                              ================ ================ ================ ================ ================

                                                                                       2011 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                           48               13                3                1               65
  Activity during 1998:
       Issued                                               8                1                2                0               11
       Redeemed                                            (3)              (1)               0                0               (4)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                         53               13                5                1               72
  Activity during 1999:
       Issued                                               1                2                0                0                3
       Redeemed                                            (6)              (6)              (1)               0              (13)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                         48                9                4                1               62
  Activity during 2000:
       Issued                                               1               38                7                0               46
       Redeemed                                            (4)               0               (1)               0               (5)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         45               47               10                1              103
                                              ================ ================ ================ ================ ================




                                                                                       2013 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                            8               45               11                2               66
  Activity during 1998:
       Issued                                               3                4                3                0               10
       Redeemed                                             0               (2)              (1)               0               (3)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                         11               47               13                2               73
  Activity during 1999:
       Issued                                               0                3                0                0                3
       Redeemed                                            (2)             (10)              (1)               0              (13)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          9               40               12                2               63
  Activity during 2000:
       Issued                                               1               10                0                0               11
       Redeemed                                             0              (13)              (1)               0              (14)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         10               37               11                2               60
                                              ================ ================ ================ ================ ================

                                                                                       2014 Trust

                                                   Contract         Contract         Contract         Contract
   (In thousands)                                   Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1998                          458              276              155                5              894
  Activity during 1998:
       Issued                                             286            1,005               93                0            1,384
       Redeemed                                          (214)            (925)            (112)               0           (1,251)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                        530              356              136                5            1,027
  Activity during 1999:
       Issued                                             390              256               46               18              710
       Redeemed                                          (423)            (282)            (120)             (17)            (842)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        497              330               62                6              895
  Activity during 2000:
       Issued                                              37               11                2                1               51
       Redeemed                                          (212)            (119)             (14)              (6)            (351)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        322              222               50                1              595
                                              ================ ================ ================ ================ ================




                                                                                       2019 Trust

                                                   Contract         Contract         Contract         Contract
                                                    Type 1           Type 2           Type 3           Type 4           Total
                                              ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1998                            0                0                0                0                0
  Activity during 1998:
       Issued                                               0                0                0                0                0
       Redeemed                                             0                0                0                0                0
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1998                          0                0                0                0                0
  Activity during 1999:
       Issued                                             839              133               69                2            1,043
       Redeemed                                          (462)              (6)             (27)              (2)            (497)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        377              127               42                0              546
  Activity during 2000:
       Issued                                              15               96               11                0              122
       Redeemed                                          (312)             (71)             (40)               0             (423)
                                              ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         80              152               13                0              245
                                              ================ ================ ================ ================ ================

7. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 were as follows:

   (In thousands)
                                         2000                                             Purchases               Sales
                                                                                   --------------------- ---------------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                                                        $            109,999  $            142,446
    Intermediate Government Bond Portfolio                                                       14,654                27,509
    Long-Term Corporate Bond Portfolio                                                            6,590                14,972
    Capital Stock Portfolio                                                                      80,869                40,857
    Growth Stock Portfolio                                                                      154,297                54,845
    Multiple Strategy Portfolio                                                                 177,237               117,262
    High Yield Portfolio                                                                         14,647                22,436
    Natural Resources Portfolio                                                                  10,931                 8,459
    Global Strategy Portfolio                                                                    20,851                20,452
    Balanced Portfolio                                                                           11,645                14,371

   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                                                    5,120                 2,100
     International Equity Focus Fund                                                              2,811                 2,234
     Global Bond Focus Fund                                                                          11                   133
     Basic Value Focus Fund                                                                      17,522                12,508
     Developing Capital Markets Focus Fund                                                        8,934                10,637
     Small Cap Value Focus Fund                                                                  17,561                 7,618
     Index 500 Fund                                                                              13,683                 9,873
     Balanced Capital Focus Fund                                                                    180                   279
     Global Growth Focus Fund                                                                    12,403                 5,325

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                                                 34,236                32,827

   Investments in Mercury V.I. Funds, Inc.:
    Mercury V.I. U.S. Large Cap Fund                                                              2,535                 1,359

   Investments in Alliance Variable Products Series Fund, inc.:
    Quasar Portfolio                                                                              5,394                 4,514
    Premier Growth Portfolio                                                                     15,060                12,864

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                                                   18,056                11,176
    MFS Research Series                                                                           3,363                 1,840

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                                                           9,817                 5,305
    AIM V.I. Capital Appreciation Fund                                                           12,113                 6,258

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities Series A through L:
     2000 Trust                                                                                     158                20,015
     2001 Trust                                                                                   1,746                 6,560
     2002 Trust                                                                                   1,617                   952
     2003 Trust                                                                                   2,191                 5,173
     2004 Trust                                                                                   1,582                 1,103
     2005 Trust                                                                                   1,874                 3,754
     2006 Trust                                                                                     147                   964
     2007 Trust                                                                                     221                 2,342
     2008 Trust                                                                                     339                 3,735
     2009 Trust                                                                                     280                   895
     2010 Trust                                                                                   4,970                 4,719
     2011 Trust                                                                                   1,090                   148
     2013 Trust                                                                                     177                   231
     2014 Trust                                                                                     140                 5,329
     2019 Trust                                                                                   1,194                 4,067
                                                                                   --------------------- ---------------------
                                                                                   $            798,245  $            650,446
                                                                                   ===================== =====================


















INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2000 and 1999, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP

NEW YORK, NEW YORK
February 27, 2001






MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2000 AND 1999
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                          2000                 1999
------                                                                     -------------       --------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 2000 - $2,050,333; 1999 - $2,228,921)                  $   2,012,016       $    2,138,335
 Equity securities, at estimated fair value
   (cost: 2000 - $229,045; 1999 - $214,153)                                      215,030              186,575
 Trading account securities, at estimated fair value                              24,859               22,212
 Real estate held-for-sale                                                        19,447               20,072
 Policy loans on insurance contracts                                           1,193,690            1,159,163
                                                                           -------------       --------------
   Total Investments                                                           3,465,042            3,526,357


CASH AND CASH EQUIVALENTS                                                         92,730               92,181
ACCRUED INVESTMENT INCOME                                                         71,001               73,167
DEFERRED POLICY ACQUISITION COSTS                                                494,088              475,915
FEDERAL INCOME TAXES - DEFERRED                                                   10,902               37,383
REINSURANCE RECEIVABLES                                                            3,090                4,194
AFFILIATED RECEIVABLES - NET                                                         667                  287
RECEIVABLES FROM SECURITIES SOLD                                                   2,578                  566
OTHER ASSETS                                                                      40,614               47,437
SEPARATE ACCOUNTS ASSETS                                                      12,362,798           12,860,562

                                                                          --------------       --------------
TOTAL ASSETS                                                              $   16,543,510       $   17,118,049
                                                                          ==============       ==============










See accompanying notes to financial statements.







LIABILITIES AND STOCKHOLDER'S EQUITY                                            2000                1999
------------------------------------                                       -------------       --------------
LIABILITIES:
 POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                         $   3,421,873       $    3,587,867
   Claims and claims settlement expenses                                          85,673               85,696
                                                                           --------------      ---------------
    Total policyholder liabilities and accruals                                3,507,546            3,673,563

 OTHER POLICYHOLDER FUNDS                                                         17,678               25,095
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                          10,250               14,889
 FEDERAL INCOME TAXES - CURRENT                                                    5,134               12,806
 PAYABLES FOR SECURITIES PURCHASED                                                 1,328                  339
 UNEARNED POLICY CHARGE REVENUE                                                  101,182               77,663
 OTHER LIABILITIES                                                                32,074               25,868
 SEPARATE ACCOUNTS LIABILITIES                                                12,356,035           12,853,960
                                                                          ---------------      ---------------
    Total Liabilities                                                         16,031,227           16,684,183
                                                                          ---------------      ---------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares; issued and
  outstanding: 250,000 shares)                                                     2,500                2,500
 Additional paid-in capital                                                      347,324              347,324
 Retained earnings                                                               194,808              134,127
 Accumulated other comprehensive loss                                            (32,349)             (50,085)
                                                                          ---------------      ---------------
    Total Stockholder's Equity                                                   512,283              433,866
                                                                          ---------------      ---------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                $   16,543,510       $   17,118,049
                                                                          ===============      ===============


MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                                  2000            1999            1998
                                                                              -----------     ------------     ------------
REVENUES:
 Policy charge revenue                                                        $   268,252     $   233,029      $   197,662
 Net investment income                                                            239,173         253,835          272,038
 Net realized investment gains                                                         59           8,875           12,460
                                                                              -----------     ------------     ------------
     Total Revenues                                                               507,484         495,739          482,160
                                                                              -----------     ------------     ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                             164,216         175,839          195,676
 Market value adjustment expense                                                      481           2,400            5,528
 Policy benefits (net of reinsurance recoveries: 2000 - $14,594;
   1999 - $14,175; 1998 - $9,761)                                                  21,616          32,983           31,891
 Reinsurance premium ceded                                                         23,913          21,691           19,972
 Amortization of deferred policy acquisition costs                                 53,523          65,607           44,835
 Insurance expenses and taxes                                                      57,592          53,377           51,735
                                                                              -----------     ------------     ------------
     Total Benefits and Expenses                                                  321,341         351,897          349,637
                                                                              -----------     ------------     ------------
     Earnings Before Federal Income Tax Provision                                 186,143         143,842          132,523

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                           43,531          48,846           40,535
 Deferred                                                                          16,931          (1,135)            (773)
                                                                              -----------     ------------     ------------
     Total Federal Income Tax Provision                                            60,462          47,711           39,762
                                                                              -----------     ------------     ------------

NET EARNINGS                                                                  $   125,681     $    96,131      $    92,761
                                                                              ===========     ============     ============










See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                                  2000           1999              1998
                                                                              -----------     -----------      -----------
NET EARNINGS                                                                  $  125,681      $   96,131       $   92,761
                                                                              -----------     -----------      -----------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period                64,027        (143,202)         (31,718)
   Reclassification adjustment for (gains) losses included in net earnings           428          (8,347)         (15,932)
                                                                              -----------     -----------      -----------
    Net unrealized gains (losses) on investment securities                        64,455        (151,549)         (47,650)

   Adjustments for:
              Policyholder liabilities                                           (13,859)         31,959           14,483
              Deferred policy acquisition costs                                  (23,310)         42,890            5,129
              Deferred federal income taxes                                       (9,550)         26,845            9,813
                                                                              -----------     -----------      -----------
 Total other comprehensive income (loss), net of tax                              17,736         (49,855)         (18,225)
                                                                              -----------     -----------      -----------
COMPREHENSIVE INCOME                                                          $  143,417      $   46,276       $   74,536
                                                                              ===========     ===========      ===========





















See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                              Additional                              other              Total
                                              Common           paid-in           Retained         comprehensive      stockholder's
                                              stock            capital           earnings         income (loss)         equity
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, JANUARY 1, 1998                    $   2,000         $  347,324        $  80,735         $     17,995       $    448,054

 Net earnings                                                                      92,761                                  92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, DECEMBER 31, 1998                      2,000            347,324          173,496                 (230)           522,590

 Stock dividend paid to parent
   ($10 par value, 50,000 shares)                 500                                (500)                                      -
 Cash dividend paid to parent                                                    (135,000)                               (135,000)
 Net earnings                                                                      96,131                                  96,131
 Other comprehensive loss, net of tax                                                                  (49,855)           (49,855)
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, DECEMBER 31, 1999                      2,500            347,324          134,127              (50,085)           433,866

 Cash dividend paid to parent                                                     (65,000)                                (65,000)
 Net earnings                                                                     125,681                                 125,681
 Other comprehensive income, net of tax                                                                 17,736             17,736
                                            ----------        ----------       -----------       --------------      -------------
BALANCE, DECEMBER 31, 2000                  $   2,500         $  347,324       $  194,808        $     (32,349)      $    512,283
                                            ==========        ==========       ===========       ==============      =============

















See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                           2000                 1999                 1998
                                                                       -----------          -----------          -----------
Cash Flows From Operating Activities:
 Net earnings                                                          $  125,681           $   96,131           $   92,761
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                       53,523               65,607               44,835
   Capitalization of policy acquisition costs                             (95,006)             (92,992)             (80,241)
   Accretion of investments                                                (1,338)              (1,649)              (5,350)
   Interest credited to policyholders' account balances                   164,216              175,839              195,676
   Provision (benefit) for deferred Federal income tax                     16,931               (1,135)                (773)
 (Increase) decrease in operating assets:
   Trading account securities                                                (372)                (154)                (287)
   Accrued investment income                                                2,166                  292                4,765
   Affiliated receivables                                                    (380)                (287)                 166
   Other                                                                    7,931               (2,230)               1,565
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                      (23)              21,771               13,351
   Other policyholder funds                                                (7,417)               4,293               (6,358)
   Liability for guaranty fund assessments                                 (4,639)               1,025               (1,510)
   Federal income taxes - current                                          (7,672)              (3,034)              (8,598)
   Affiliated payables                                                          -                 (822)                 822
   Unearned policy charge revenue                                          23,519               22,428               23,133
   Other                                                                    6,206                1,595                1,941
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                         (60)              (8,892)             (12,460)
                                                                       -----------          -----------          -----------
    Net cash and cash equivalents provided by operating activities        283,266              277,786              263,438
                                                                       -----------          -----------          -----------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                  143,373              595,836              893,619
  Maturities of available-for-sale securities                             260,953              378,914              451,759
  Purchases of available-for-sale securities                             (243,292)            (748,436)          (1,028,086)
  Sales of real estate held-for-sale                                        1,375               13,282               14,135
  Policy loans on insurance contracts                                     (34,527)             (19,707)             (21,317)
  Recapture of investment in separate accounts                                665               12,267                    -
  Investment in separate accounts                                          (2,195)              (5,381)             (12,000)
                                                                       -----------          -----------          -----------
    Net cash and cash equivalents provided by investing activities        126,352              226,775              298,110
                                                                       -----------          -----------          -----------





See accompanying notes to financial statements.                    (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Continued) (Dollars in thousands)

                                                                            2000                1999                 1998
                                                                        ------------        -------------       -------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                              $   (65,000)        $   (135,000)        $         -
  Policyholder deposits                                                   1,469,839            1,196,120           1,042,509
  Policyholder withdrawals (including transfers to/from separate         (1,813,908)          (1,568,877)         (1,595,068)
   accounts)                                                            ------------        -------------        ------------

   Net cash and cash equivalents used by financing activities              (409,069)            (507,757)           (552,559)
                                                                        ------------        -------------        ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                            549               (3,196)              8,989

CASH AND CASH EQUIVALENTS
 Beginning of year                                                           92,181               95,377              86,388
                                                                        ------------        -------------        ------------
 End of year                                                            $    92,730         $     92,181         $    95,377
                                                                        ============        =============        ============
Supplementary Disclosure of Cash Flow
Information:
 Cash paid to affiliates for:
   Federal Federal income taxes                                            $ 51,203             $ 51,880             $ 49,133
   Intercompany Interest                                                        850                  688                  860























See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,
Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, withdrawal charges, and annual contract maintenance charges.

  Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, withdrawal charges, and amortization of front-end and deferred sales charges.

  Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                   2000              1999              1998
                                ----------        ----------        ----------
  Beginning balance             $ 102,074         $ 101,793         $ 102,252
  Capitalized amounts              10,891            11,759             6,085
  Interest accrued                  7,656             7,634             7,669
  Amortization                    (15,118)          (19,112)          (14,213)
                                ----------        ----------        ----------
  Ending balance                $ 105,503         $ 102,074         $ 101,793
                                ==========        ==========        ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2001        $5,741
                    2002        $5,438
                    2003        $5,471
                    2004        $5,844
                    2005        $6,179

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2000 and 1999, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,763 and $6,602, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products        4.00% - 4.85%
  Interest-sensitive deferred annuities   4.00% - 8.07%
  Immediate annuities                     3.00% - 11.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported those claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting treatment for changes in fair value of derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined in SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of derivatives will be recorded in earnings. The adoption of SFAS No. 133 will not have a material impact on the Company's financial position or results of operations.

  During 2000, the Company early adopted the provisions of Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). EITF 99-20 requires the Company to write-down certain asset-backed securities to fair value through earnings if:

    1. the estimated cash flows of the asset-backed security have decreased since the last estimate was made (other than as a result of interest rate resets), and
    2.  the fair value is less than amortized cost

  During 2000, the Company recorded investment write-downs of $750 due to the adoption of EITF 99-20.


 NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

  Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                    2000           1999
    Assets:                                      -----------    ------------
    Fixed maturity securities (1)               $ 2,012,016    $  2,138,335
    Equity securities (1), (2)                      215,030         186,575
    Trading account securities (1)                   24,859          22,212
    Policy loans on insurance contracts (3)       1,193,690       1,159,163
    Cash and cash equivalents (4)                    92,730          92,181
    Separate Accounts assets (5)                 12,362,798      12,860,562
                                                -----------    ------------
   Total financial instruments                  $15,901,123    $ 16,459,028
                                                ===========    ============

  (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value, having an amortized cost of $404,710 and $440,947, had an estimated fair value of $395,134 and $417,710, respectively.

  (2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 2000 and 1999, the Company's limited partnership investments were $10,413 and $10,427, respectively.

  (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

  (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

  (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

 NOTE 3.  INVESTMENTS

  The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                     2000
                                          ---------------------------------------------------------
                                             Cost /          Gross         Gross         Estimated
                                           Amortized       Unrealized    Unrealized        Fair
                                             Cost            Gains         Losses          Value
                                          ------------    ------------   -----------   -------------
   Fixed maturity securities:
   Corporate debt securities              $ 1,765,321     $    14,566    $   50,489    $  1,729,398
   Mortgage-backed securities                  96,815           2,609            73          99,351
   U.S. Government and agencies               147,648             721         3,227         145,142
   Foreign governments                         24,451             115         2,870          21,696
   Municipals                                  16,098             339             8          16,429
                                          ------------    ------------   -----------   -------------
      Total fixed maturity securities     $ 2,050,333     $    18,350    $   56,667    $  2,012,016
                                          ============    ============   ===========   =============

  Equity securities:
   Non-redeemable preferred stocks        $   218,632     $       501    $   14,516    $    204,617
   Limited partnerships                        10,413               -             -          10,413
                                          ------------    ------------   -----------   -------------
      Total equity securities             $   229,045     $       501    $   14,516    $    215,030
                                          ============    ============   ===========   =============

                                                                     1999
                                          ----------------------------------------------------------
                                              Cost /         Gross         Gross         Estimated
                                            Amortized      Unrealized    Unrealized        Fair
                                              Cost           Gains         Losses          Value
                                          ------------     -----------   -----------   -------------
  Fixed maturity securities:
   Corporate debt securities              $ 1,912,965      $    8,778    $   85,108    $  1,836,635
   Mortgage-backed securities                 119,195           1,760         1,036         119,919
   U.S. Government and agencies               149,835             408        12,306         137,937
   Foreign governments                         25,290              61         2,969          22,382
   Municipals                                  21,636             152           326          21,462
                                          ------------     -----------   -----------   -------------
      Total fixed maturity securities     $ 2,228,921      $   11,159    $  101,745    $  2,138,335
                                          ============     ===========   ===========   =============
  Equity securities:
   Non-redeemable preferred stocks        $   203,726      $       43    $   27,621    $    176,148
   Limited partnerships                        10,427               -             -          10,427
                                          ------------     -----------   -----------   -------------
      Total equity securities             $   214,153      $       43    $   27,621    $    186,575
                                          ============     ===========   ===========   =============




  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                    Cost             Value
   Fixed maturity securities:                   -------------     ------------
    Due in one year or less                     $    217,599      $   217,701
    Due after one year through five years            867,092          863,751
    Due after five years through ten years           531,916          513,837
    Due after ten years                              336,911          317,376
                                                -------------     ------------
                                                   1,953,518        1,912,665
    Mortgage-backed securities                        96,815           99,351
                                                -------------     ------------
     Total fixed maturity securities            $  2,050,333      $ 2,012,016
                                                =============     ============

  Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by rating agency equivalent were:

                                                               Estimated
                                            Amortized            Fair
                                              Cost               Value
                                           ------------      -------------
   AAA                                     $   366,901        $   366,405
   AA                                          176,230            172,619
   A                                           624,425            617,231
   BBB                                         778,874            759,050
   Non-investment grade                        103,903             96,711
                                           ------------      -------------
     Total fixed maturity securities       $ 2,050,333        $ 2,012,016
                                           ============      =============

  The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                    2000              1999
                                                -----------       -----------
   Assets:
    Fixed maturity securities                   $  (38,317)       $  (90,586)
    Equity securities                              (14,015)          (27,578)
    Deferred policy acquisition costs               19,257            42,567
    Federal income taxes - deferred                 17,419            26,969
    Other assets                                         -                (4)
    Separate Accounts assets                          (353)            1,028
                                                -----------       -----------
                                                   (16,009)          (47,604)
                                                -----------       -----------
   Liabilities:
    Policyholders' account balances                 16,340             2,481
                                                -----------       -----------
   Stockholder's equity:
    Accumulated other comprehensive loss        $  (32,349)       $  (50,085)
                                                ===========       ===========

  The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,614, $3,112 and $932 at December 31, 2000, 1999 and 1998, respectively.

  Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
  December 31 were:

                                           2000          1999         1998
                                        -----------   -----------  -----------
   Proceeds                             $  143,373    $  595,836   $  893,619
   Gross realized investment gains           1,342        12,196       20,232
   Gross realized investment losses          4,319        15,936       17,429


  The Company had hadinvestment securities with a carrying value of $25,118 and $24,697 held on depositthat were deposited with insurance regulatory authorities at December 31, 2000 and 1999, respectively.

  Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

  Net investment income arose from the following sources for the years ended December 31:

                                            2000          1999         1998
                                         ----------    ----------   ----------
   Fixed maturity securities             $ 155,664     $ 170,376    $ 202,313
   Equity securities                        17,011        16,670        9,101
   Real estate held -for- sale               3,375         3,792        2,264
   Policy loans on insurance contracts      61,411        60,445       59,236
   Cash and cash equivalents                 7,504         7,955        4,045
   Other                                        35            88          761
                                         ----------    ----------   ----------
   Gross investment income                 245,000       259,326      277,720
   Less investment expenses                 (5,827)       (5,491)      (5,682)
                                         ----------    ----------   ----------
   Net investment income                 $ 239,173     $ 253,835    $ 272,038
                                         ==========    ==========   ==========

  Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                        2000        1999        1998
                                     ----------   ---------   ---------

   Fixed maturity securities         $  (1,531)   $ (3,721)   $  2,617
   Equity securities                    (1,446)        (19)        186
   Trading account securities            2,275       4,778       1,368
   Investment in Separate Accounts          12         460           -
   Real estate held-for-sale               750       7,394       8,290
   Cash and cash equivalents                (1)        (17)         (1)
                                     ----------   ---------   ---------
   Net realized investment gains     $      59    $  8,875    $ 12,460
                                     ==========   =========   =========

 NOTE 4.   FEDERAL INCOME TAXES

  The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                               2000        1999        1998
   Provision for income taxes computed       ---------   ---------   ---------
     at Federal Statutory rate               $ 65,150    $ 50,345    $ 46,383

   Decrease in income taxes resulting from:
     Dividend received deduction               (1,758)     (1,594)     (3,664)
     Foreign tax credit                        (2,930)     (1,040)     (2,957)
                                             ---------   ---------   ---------
   Federal income tax provision              $ 60,462    $ 47,711    $ 39,762
                                             =========   =========   =========

  The Federal statutory rate for each of the three years in the period ended December 31, 2000 was 35%.

  The Company provides for deferred income taxes resulting from temporary differences which that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               2000        1999         1998
                                            ---------   ----------   ---------
   Deferred policy acquisition costs        $ 13,254    $   8,822    $ 11,062
   Policyholders' account balances             2,589       (9,635)    (10,950)
   Liability for guaranty fund assessments     1,624         (359)        529
   Investment adjustments                       (536)         (27)     (1,350)
   Other                                           -           64         (64)
                                            ---------    ---------   ---------
   Deferred Federal income tax benefit      $ 16,931     $ (1,135)   $   (773)
                                            =========    =========   =========

  Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                       2000           1999
   Deferred tax assets:                             ---------      ---------
    Policyholders' account balances                 $ 113,178      $ 115,767
    Investment adjustments                              2,514          1,978
    Liability for guaranty fund assessments             3,587          5,211
    Net unrealized investment loss on
      investment securities                            17,419         26,969
                                                    ---------      ---------
       Total deferred tax assets                      136,698        149,925
                                                    ---------      ---------
   Deferred tax liabilities:
    Deferred policy acquisition costs                 121,808         108,554
    Other                                               3,988           3,988
                                                    ---------       ---------
      Total deferred tax liabilities                  125,796         112,542
                                                    ---------       ---------
      Net deferred tax asset                        $  10,902       $  37,383
                                                    =========       =========

  The Company anticipates that all deferred tax assets will be realized,; therefore no valuation allowance has been provided.

 NOTE 5.   REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

  Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $571 that can be drawn upon for delinquent reinsurance recoverables.

  As of December 31, 2000 the Company had the following life insurance inforce:

                                                                                          Percentage
                                             Ceded to         Assumed                     of amount
                                Gross          other         from other       Net         assumed to
                                amount       Companies       companies      amount            Net
                             -----------    -----------     -----------   -----------    ------------
   Life insurance
       in force              $15,117,055    $ 4,278,644     $   1,513     $10,839,924          0.01%

  The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

 NOTE 6.   RELATED PARTY TRANSACTIONS

  The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $47,732, $43,410 and $43,179 for the years ended December 31, 2000, 1999 and 1998, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $850, $688 and $860 for 2000, 1999 and 1998, respectively. Intercompany interest is included in net investment income.

  The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $2,042, $1,823 and $1,915 for 2000, 1999 and 1998, respectively.

  MLIG has entered into agreements with MLIM and Hotchkis & Wiley ("H&W"), a division of MLIM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLIM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLIM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $23,269, $21,630 and $20,289 during 2000, 1999 and 1998, respectively. Revenue attributable to these agreements is included in policy charge revenue.

  The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $94,841, $88,955 and $79,117 for 2000, 1999 and 1998, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

  Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

  During 2000 and 1999, the Company paid cash dividends to MLIG of $65,000 and $135,000, respectively. Of these cash dividends, $38,482 and $105,793, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The Company paid no cash or stock dividends in 1998.

  At December 31, 2000 and 1999, approximately $25,020 and $26,518, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2000 and 1999, were $252,704 and $267,679, respectively.

  Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 2000, 1999 and 1998 was $49,533, $106,266 and $55,813, respectively.

  The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2000 and 1999, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

  On January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification"). The purpose of Codification is to standardize regulatory accounting and reporting for the insurance industry. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Company's state of domicile has adopted Codification. The impact of adopting Codification will result in an $11,062 increase in statutory surplus.

 NOTE 8.   COMMITMENTS AND CONTINGENCIES

  State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2000 and 1999, the Company has established an estimated liability for future guaranty fund assessments of $10,250 and $14,889, respectively. The Company regularly monitors public information regarding insurer insolvencies and will adjusts its estimated liability whenas appropriate.

  In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

  During 2000, the Company committed to participate in a limited partnership. As of December 31, 2000, $1,400 has been advanced towards the Company's $10,000 commitment to the limited partnership.

 NOTE 9.     SEGMENT INFORMATION

  In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

  The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's contract owners. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

  The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

  The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support contract owner liabilities.

  The following table summarizes each business segment's contribution to the consolidated amounts:

                                                  Life
  2000                                          Insurance       Annuities        Other            Total
 ------                                        -----------     -----------     ----------    -------------
  Net interest spread (a)                      $   38,265      $   27,199      $   9,493     $     74,957
  Other revenues                                  107,030         160,955            326          268,311
                                               -----------     -----------     ----------    -------------
  Net revenues                                    145,295         188,154          9,819          343,268
                                               -----------     -----------     ----------    -------------
  Policy benefits                                  20,371           1,245              -           21,616
  Reinsurance premium ceded                        23,913               -              -           23,913
  Amortization of deferred policy
    acquisition costs                               5,025          48,498              -           53,523
  Other non-interest expenses                      16,656          41,417              -           58,073
                                               -----------     -----------     ----------    -------------
  Total non-interest expenses                      65,965          91,160              -          157,125
                                               -----------     -----------     ----------    -------------
  Net earnings before Federal income
      Tax provision                                79,330          96,994          9,819          186,143
  Income tax expense                               26,362          30,663          3,437           60,462
                                               -----------     -----------     ----------    -------------
  Net earnings                                 $   52,968      $   66,331      $   6,382     $    125,681
                                               ===========     ===========     ==========    =============
  Balance Sheet Information:

  Total assets                                 $ 6,175,339     $10,285,993     $  82,178     $  16,543,510
  Deferred policy acquisition costs                277,408         216,680             -           494,088
  Policyholder liabilities and accruals          2,133,700       1,373,846             -         3,507,546
  Other policyholder funds                          11,243           6,435             -            17,678

                                                  Life
  1999                                          Insurance       Annuities         Other           Total
 ------                                        -----------     -----------     ----------     ------------
  Net interest spread (a)                      $   36,805      $   31,098      $  10,093      $    77,996
  Other revenues                                   94,821         140,541          6,542          241,904
                                               -----------     -----------     ----------     ------------
  Net revenues                                    131,626         171,639         16,635          319,900
                                               -----------     -----------     ----------     ------------
  Policy benefits                                  16,569          16,414              -           32,983
  Reinsurance premium ceded                        21,691               -              -           21,691
  Amortization of deferred policy
     acquisition costs                             22,464          43,143              -           65,607
  Other non-interest expenses                      16,728          39,049              -           55,777
                                               -----------     -----------     ----------     ------------
  Total non-interest expenses                      77,452          98,606              -          176,058
                                               -----------     -----------     ----------     ------------
  Net earnings before Federal
      income tax provision                         54,174          73,033         16,635          143,842
  Income tax expense                               18,442          23,447          5,822           47,711
                                               -----------     -----------     ----------     ------------
  Net earnings                                 $   35,732      $   49,586      $  10,813      $    96,131
                                               ===========     ===========     ==========     ============
  Balance Sheet Information:

  Total assets                                 $ 6,492,686     $ 10,523,453    $ 101,910      $ 17,118,049
  Deferred policy acquisition costs                251,017          224,898            -           475,915
  Policyholder liabilities and accruals          2,150,671        1,522,892            -         3,673,563
  Other policyholder funds                          18,345            6,750            -            25,095

                                                   Life
  1998                                          Insurance       Annuities         Other           Total
 ------                                        ------------    ------------    ----------     ------------
  Net interest spread (a)                      $    35,228     $    32,765     $   8,369      $    76,362
  Other revenues                                    84,836         124,864           422          210,122
                                               ------------    ------------    ----------     ------------
  Net revenues                                     120,064         157,629         8,791          286,484
                                               ------------    ------------    ----------     ------------
  Policy benefits                                   18,397          13,494             -           31,891
  Reinsurance premium ceded                         19,972               -             -           19,972
  Amortization of deferred policy
     acquisition costs                              13,040          31,795             -           44,835
  Other non-interest expenses                       18,030          39,233             -           57,263
                                               ------------    ------------    ----------     ------------
  Total non-interest expenses                       69,439          84,522             -          153,961
                                               ------------    ------------    ----------     ------------
  Net earnings before Federal
      income tax provision                          50,625          73,107         8,791          132,523
  Income tax expense                                16,033          20,653         3,076           39,762
                                               ------------    ------------    ----------     ------------
  Net earnings                                 $    34,592     $    52,454     $   5,715      $    92,761
                                               ============    ============    ==========     ============
  Balance Sheet Information:

  Total assets                                 $ 6,069,649     $ 8,885,981     $  148,465     $ 15,104,095
  Deferred policy acquisition costs                207,713         197,927              -          405,640
  Policyholder liabilities and accruals          2,186,001       1,694,668              -        3,880,669
  Other policyholder funds                          16,033           4,769              -           20,802


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

 The table below summarizes the Company's net revenues by product for 2000, 1999 and 1998:

                                           2000          1999           1998
  Life Insurance                        ----------    ----------    ----------
    Variable life insurance             $ 116,664     $ 104,036     $  91,806
    Interest-sensitive life insurance      28,631        27,590        28,258
                                        ----------    ----------    ----------
      Total Life Insurance                145,295       131,626       120,064
                                        ----------    ----------    ----------
  Annuities
    Variable annuities                    154,200       130,039       105,545
    Interest-sensitive annuities           33,954        41,600        52,084
                                        ----------    ----------    ----------
      Total Annuities                     188,154       171,639       157,629
                                        ----------    ----------    ----------
  Other                                     9,819        16,635         8,791
                                        ----------    ----------    ----------
  Total                                 $ 343,268     $ 319,900     $ 286,484
                                        ==========    ==========    ==========
  * * * * *

                           PART II. OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    Merrill Lynch Life Insurance Company's By-Laws provide, in Article VI, as follows:

    SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

    SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

    SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

    SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

    Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch & Co., Inc. are entitled to indemnification from Merrill Lynch & Co. Inc., to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch & Co., Inc. or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch & Co., Inc. prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

    Merrill Lynch & Co., Inc. has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch & Co., Inc. with respect to such insurance policy.

ARKANSAS BUSINESS CORPORATION LAW

    In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgements, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

    Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.


                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS
                              AS OF MARCH 1, 2001
                                   DIRECTORS



                                John L. Steffens
                               E. Stanley O'Neal
                               Thomas H. Patrick
                               George A. Schieren


                                    OFFICERS

John L. Steffens                  Chairman of the Board and Chief
                                  Executive Officer
George A. Schieren                General Counsel
John C. Stomber                   Treasurer
Andrea L. Dulberg                 Secretary

                           EXECUTIVE VICE PRESIDENTS


Thomas W. Davis                   E. Stanley O'Neal
Barry S. Friedberg                Thomas H. Patrick
Edward L. Goldberg                Winthrop H. Smith, Jr.
Jerome P. Kenney


                             SENIOR VICE PRESIDENTS


Harry P. Allex           Michael J.P. Marks       James F. Shoaf
Daniel H. Bayly          G. Kelly Martin          John C. Stomber
Rosemary T. Berkery      Robert J. McCann         G. Stephen Thoma
Michael J. Castellano    John T. McGowan          Arthur L. Thomas
Michael R. Cowan         Andrew J. Melnick        Anthony J. Vespa
Richard A. Dunn          Athanassios N. Michas    Kevan V. Watts
Ahmass L. Fakahany(1)    Joseph H. Moglia         Madeline A. Weinstein
Donald N. Gershuny       Carlos M. Morales        Joseph T. Willett
Mark B. Goldfus          Hisashi Moriya
Allen N. Jones           Thomas O. Muller III
Theresa Lang             John Qua
                         George A. Schieren



                      FIRST VICE PRESIDENTS
Matthias B. Bowman                Lawrence W. Roberts
Dominic A. Carone(2)              Eric M. Rosenberg
Harry J. Ferguzon                 Stanley Schaefer
Richard K. Gordon                 Barry G. Skolnick
Brian C. Henderson                Arthur H. Sobel
Michael Koeneke                   Kenneth S. Spirer
Jack Levy                         John B. Sprung
Frank M. Macioce, Jr.             Nathan C. Thorne
Donald N. Malawsky                James R. Vallone
Barry J. Mandel



VICE PRESIDENTS                   ASSISTANT VICE PRESIDENTS
Leonard E. Accardo                Gregory R. Krolikowski
Joseph A. Boccuzzi                Edward A. Mallaney
Robert G. Dieckmann               ASSISTANT SECRETARIES
Freddy Enriquez                   Darryl W. Colletti
Edward J. Gallagher, Jr.          Lawrence M. Egan, Jr.
Scott C. Harrison                 Margaret E. Nelson
Peter C. Lee
Richard D. Lilleston
Daniel R. Mayo
Avadhesh K. Nigam
George A. Ruth
John M. Sabatino
Michael S. Schreier
John P. Smith



(1) Mr. Fakahany is also Chief Financial Officer.



(2) Mr. Carone is also the Controller.

                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement comprises the following papers and documents:

    The facing sheet.


    The Prospectus consisting of 129 pages.


    The undertaking to file reports.

    Rule 484 Undertaking.

    Representation Pursuant to Section 26(e).

    Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors.

    The signatures.

    Written Consents of the following persons:

       1.  Barry G. Skolnick, Esq.


       2.  Deborah J. Adler, FSA, MAAA


       3.  Deloitte & Touche LLP, Independent Auditors

    The following exhibits:


 6.            Opinion and Consent of Deborah J. Adler, FSA, MAAA
 8.     (a)    Written Consent of Barry G. Skolnick, Esq.
 8.     (b)    Written Consent of Deborah J. Adler, FSA, MAAA. See Exhibit
                 6.
 8.     (c)    Written Consent of Deloitte & Touche LLP, Independent
                 Auditors.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Life Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 11 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the township of Princeton and the State of New Jersey, on the 25th day of April 2001.


              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                                  (REGISTRANT)

                    BY: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


Attest:  /s/ THOMAS J. LOFTUS                        By:  /s/ BARRY G. SKOLNICK
         -------------------------------------            -------------------------------------
         Thomas J. Loftus                                 Barry G. Skolnick
         Vice President                                   President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2001.



               SIGNATURE                                             TITLE
               ---------                                             -----
                   *                                Director, Senior Vice President and
----------------------------------------            Chief Investment Officer
            David M. Dunford

                   *                                Director and Senior Vice President
----------------------------------------
             Gail R. Farkas

                   *                                Director, Senior Vice President, Chief
----------------------------------------            Financial Officer, and Treasurer
            Matthew J. Rider

                   *                                Director
----------------------------------------
            Anthony J. Vespa

/s/ BARRY G. SKOLNICK                            *  In his own capacity as Director,
----------------------------------------            President, Secretary, General Counsel,
Barry G. Skolnick                                   and as Attorney-In-Fact

                                 EXHIBIT INDEX

 1.A.   (1)  Resolutions of the Board of Directors of Merrill Lynch Life
             Insurance Company establishing the Separate Account. Incorporated by Reference to Post-Effective Amendment No. 7 to the Registration
             Statement filed by the Registrant on Form S-6 (File No. 33-43057).
        (2)  Not applicable.
        (3)  Distributing Contracts.
             (a)   Distribution Agreement between Merrill Lynch Life Insurance
                   Company and Merrill Lynch, Pierce, Fenner & Smith
                   Incorporated. Incorporated by Reference to Post-Effective
                   Amendment No. 8 to the Registration Statement filed by
                   Merrill Lynch Variable Life Separate Account on Form S-6
                   (File No. 33-55472).
             (b)   Amended Sales Agreement between Merrill Lynch Life Insurance
                   Company and Merrill Lynch Life Agency, Inc. Incorporated by
                   Reference to Post-Effective Amendment No. 8 to the
                   Registration Statement filed by Merrill Lynch Variable Life
                   Separate Account on Form S-6 (File No. 33-55472).
             (c)   Schedule of Sales Commissions. See Exhibit A (3)(b).
        (4)  Not applicable.
        (5)  (a)   Modified Single Premium Variable Life Insurance Policy.
                   Incorporated by Reference to Post-Effective Amendment No. 7
                   filed by the Registrant on Form S-6 (File No. 33-43058).
        (5)  (b1)  Guarantee of Insurability Rider. Incorporated by Reference
                   to Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b2)  Death Benefit Proceeds Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b3)  Single Premium Immediate Annuity Rider. Incorporated by
                   Reference to Post-Effective Amendment No. 7 filed by the
                   Registrant on Form S-6 (File No. 33-43058).
        (5)  (b4)  Change of Insured Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b5)  Partial Withdrawal Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b6)  Special Allocation Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b7)  Backdating Endorsement. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b8)  Additional Payment Endorsement. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (c)   Certificate of Assumption. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (d)   Company Name Change Endorsement. Incorporated by Reference
                   to Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (6)  (a)   Articles of Amendment, Restatement, and Redomestication of
                   the Articles of Incorporation of Merrill Lynch Life
                   Insurance Company. Incorporated by Reference to
                   Post-Effective Amendment No. 8 to the Registration Statement
                   filed by Merrill Lynch Variable Life Separate Account on
                   Form S-6 (File No. 33-55472).

             (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                   Company. Incorporated by Reference to Post-Effective
                   Amendment No. 8 to the Registration Statement filed by
                   Merrill Lynch Variable Life Separate Account on Form S-6
                   (File No. 33-55472).
        (7)  Not applicable.
        (8)  (a)   Agreement between Merrill Lynch Life Insurance Company and
                   Merrill Lynch Series Fund, Inc. Incorporated by Reference to
                   Post-Effective Amendment No. 8 to the Registration Statement
                   filed by Merrill Lynch Variable Life Separate Account on
                   Form S-6 (File No. 33-55472).
             (b)   Agreement between Merrill Lynch Life Insurance Company and
                   Merrill Lynch Funds Distributor, Inc. Incorporated by
                   Reference to Post-Effective Amendment No. 8 to the
                   Registration Statement filed by Merrill Lynch Variable Life
                   Separate Account on Form S-6 (File No. 33-55472).
             (c)   Agreement between Merrill Lynch Life Insurance Company and
                   Merrill Lynch, Pierce, Fenner & Smith Incorporated.
                   Incorporated by Reference to Post-Effective Amendment No. 8
                   to the Registration Statement filed by Merrill Lynch
                   Variable Life Separate Account on Form S-6 (File No.
                   33-55472).
             (d)   Participation Agreement among Merrill Lynch Life Insurance
                   Company, ML Life Insurance Company of New York, and Monarch
                   Life Insurance Company. Incorporated by Reference to
                   Post-Effective Amendment No. 3 to the Registration Statement
                   filed by Merrill Lynch Variable Life Separate Account on
                   Form S-6 (File No. 33-55472).
             (e)   Form of Participation Agreement among Merrill Lynch Life
                   Insurance Company, ML Life Insurance Company of New York and
                   Family Life Insurance Company. Incorporated by reference to
                   Post-Effective Amendment No. 4 to the Registration Statement
                   filed by the Registrant on Form S-6 (File No. 33-43058).
             (g)   Form of Participation Agreement Among Merrill Lynch Life
                   Insurance Company, Alliance Capital Management L.P., and
                   Alliance Fund Distributors, Inc. Incorporated by Reference
                   to Merrill Lynch Life Variable Annuity Separate Account A's
                   Post-Effective Amendment No. 10 to the Registration
                   Statement filed on Form N-4 (File No. 33-43773).
             (h)   Form of Participation Agreement Among MFS Variable Insurance
                   Trust, Merrill Lynch Life Insurance Company, and
                   Massachusetts Financial Services Company. Incorporated by
                   Reference to Merrill Lynch Life Variable Annuity Separate
                   Account A's Post-Effective Amendment No. 10 to the
                   Registration Statement filed on Form N-4 (File No.
                   33-43773).
             (i)   Participation Agreement By and Among AIM Variable Insurance
                   Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                   Insurance Company. Incorporated by Reference to Merrill
                   Lynch Life Variable Annuity Separate Account A's
                   Post-Effective Amendment No. 11 to the Registration
                   Statement filed on Form N-4 (File No. 33-43773).
             (j)   Form of Participation Agreement among Merrill Lynch Life
                   Insurance Company, Hotchkis and Wiley Variable Trust, and
                   Hotchkis and Wiley (Incorporated by reference to Merrill
                   Lynch Life Variable Annuity Separate Account A's
                   Post-Effective Amendment No. 12 to Form N-4 Registration
                   No. 33-43773 Filed May 1, 1998)
             (k)   Form of Participation Agreement between Merrill Lynch Life
                   Insurance Company and Mercury Asset Management V.I. Funds,
                   Inc. (Incorporated by reference to Merrill Lynch Life
                   Variable Annuity Separate Account A's Post-Effective
                   Amendment No. 15 to Form N-4 Registration No. 33-43773
                   Filed April 14, 1999)

             (l)   Form of Participation Agreement Between Merrill Lynch
                   Variable Series Funds, Inc. and Merrill Lynch Life Insurance
                   Company. (Incorporated by Reference to Merrill Lynch Life
                   Variable Annuity Separate Account A's Post-Effective
                   Amendment No. 10 to Form N-4, Registration No. 33-43773
                   Filed December 10, 1996).
             (m)   Amendment to the Participation Agreement Between Merrill
                   Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                   Insurance Company. (Incorporated by Reference to Merrill
                   Lynch Life Variable Annuity Separate Account A's
                   Registration Statement on Form N-4, Registration
                   No. 333-90243 Filed November 3, 1999.)
             (n)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company, Alliance Capital Management L.P.,
                   and Alliance Fund Distributors, Inc. dated May 1, 1997.
                   (Incorporated by Reference to Merrill Lynch Life Variable
                   Annuity Separate Account A's Registration Statement on
                   Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
             (o)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company, Alliance Capital Management L.P.,
                   and Alliance Fund Distributors, Inc. dated June 5, 1998.
                   (Incorporated by Reference to Merrill Lynch Life Variable
                   Annuity Separate Account A's Registration Statement on
                   Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
             (p)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company, Alliance Capital Management L.P.,
                   and Alliance Fund Distributors, Inc. dated July 22, 1999.
                   (Incorporated by Reference to Merrill Lynch Life Variable
                   Annuity Separate Account A's Registration Statement on
                   Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
             (q)   Amendment to the Participation Agreement Among
                   MFS-Registered Trademark- Variable Insurance Trust-SM-,
                   Merrill Lynch Life Insurance Company, and Massachusetts
                   Financial Services Company dated May 1, 1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
                   Account A's Registration Statement on Form N-4, Registration
                   No. 333-90243 Filed November 3, 1999.)
             (r)   Amendment to the Participation Agreement By And Among AIM
                   Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                   Merrill Lynch Life Insurance Company. (Incorporated by
                   Reference to Merrill Lynch Life Variable Annuity Separate
                   Account A's Registration Statement on Form N-4, Registration
                   No. 333-90243 Filed November 3, 1999.)
             (s)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company and Hotchkis and Wiley Variable
                   Trust. (Incorporated by Reference to Merrill Lynch Life
                   Variable Annuity Separate Account A's Registration Statement
                   on Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
        (9)  (a)   Amended form of terminated Service Agreement between Merrill
                   Lynch Life Insurance Company and Monarch Life Insurance
                   Company. Incorporated by Reference to Post-Effective
                   Amendment No. 7 filed by the Registrant on Form S-6 (File
                   No. 33-43058).
             (b)   Board Resolution for Merger and Combination of Accounts.
                   Incorporated by Reference to Post-Effective Amendment No. 7
                   filed by the Registrant on Form S-6 (File No. 33-43058).
             (c)   Plan and Agreement of Merger between Tandem Insurance Group,
                   Inc. and Merrill Lynch Life Insurance Company. Incorporated
                   by Reference to Post-Effective Amendment No. 7 filed by the
                   Registrant on Form S-6 (File No. 33-43058).
             (d)   Service Agreement among Merrill Lynch Life Insurance
                   Company, Family Life Insurance Company and Merrill Lynch
                   Insurance Group, Inc. Incorporated by reference to
                   Post-Effective Amendment No. 4 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
       (10)  Application form for Modified Single Premium Variable Life
             Insurance Policy. Incorporated by Reference to Post-Effective
             Amendment No. 7 filed by the Registrant on Form S-6 (File No.
             33-43058).

       (11)  (a)   Memorandum describing Merrill Lynch Life Insurance Company's
                   Issuance, Transfer and Redemption Procedures. Incorporated
                   by reference to Post-Effective Amendment No. 4 filed by the
                   Registrant on Form S-6 (File No. 33-43058).
       (11)  (b)   Supplement to Memorandum describing Merrill Lynch Life
                   Insurance Company's Issuance, Transfer and Redemption
                   Procedures. Incorporated by Reference to Registrant's
                   Post-Effective Amendment No. 8 to the Registration Statement
                   filed on Form S-6 (File No. 33-55472).
   2.  See 1.A.(5).
   3.  Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered. Incorporated by Reference to Post-Effective
       Amendment No. 6 to the Registration Statement filed by the Registrant on
       Form S-6 (File No. 33-43058).
   4.  Not applicable.
   5.  Not applicable.
   6.  Opinion and Consent of Deborah J. Adler, FSA, MAAA as to actuarial matters pertaining to the securities being registered.
   7.   (a)  Power of Attorney of Joseph E. Crowne, Jr. Incorporated by
             Reference to Post-Effective Amendment No. 2 to the Registration
             Statement filed by Merrill Lynch Variable Life Separate Account on
             Form S-6 (File No. 33-55472).
        (b)  Power of Attorney of David E. Dunford. Incorporated by Reference
             to Post-Effective Amendment No. 2 to the Registration Statement
             filed by Merrill Lynch Variable Life Separate Account on Form S-6
             (File No. 33-55472).
        (c)  Power of Attorney of Gail R. Farkas. Incorporated by Reference to
             Post-Effective Amendment No. 6 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File
             No. 33-55472).
        (d)  Power of Attorney of John C.R. Hele. Incorporated by Reference to
             Post-Effective Amendment No. 2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File
             No. 33-55472).
        (e)  Power of Attorney of Allen N. Jones. Incorporated by Reference to
             Post-Effective Amendment No. 2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File
             No. 33-55472).
        (f)  Power of Attorney of Barry G. Skolnick. Incorporated by Reference
             to Post-Effective Amendment No. 2 to the Registration Statement
             filed by Merrill Lynch Variable Life Separate Account on Form S-6
             (File No. 33-55472).
        (g)  Power of Attorney of Anthony J. Vespa. Incorporated by Reference
             to Post-Effective Amendment No. 2 to the Registration Statement
             filed by Merrill Lynch Variable Life Separate Account on Form S-6
             (File No. 33-55472).
        (h)  Power of Attorney of Matthew J. Rider. Incorporated by Reference
             to the Registration Statement filed by Merrill Lynch Variable Life
             Separate Account on Form S-6 (File No. 333-47844).
   8.   (a)  Written Consent of Barry G. Skolnick, Esq.
        (b)  Written Consent of Deborah J. Adler, FSA, MAAA. See Exhibit 6.
        (c)  Written Consent of Deloitte & Touche LLP, Independent Auditors.